Consolidated Schedule of Investments
(unaudited)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
522 Funding CLO A Ltd., Series 2017-
1A, Class CR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%),
6.08%, 10/20/34 ............ USD 720 $ 720,426
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 4.73%,
04/20/37 ................. 2,600 2,602,852
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 6.07%, 07/22/37 ....... 730 733,950
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 4.90%, 02/15/38 ....... 750 752,597
Anchorage Capital CLO 7 Ltd., Series
2015-7A, Class AR3, (3-mo. CME
Term SOFR at 1.56% Floor +
1.56%), 5.23%, 04/28/37 ....... 250 250,647
AREIT Ltd., Series 2025-CRE10, Class
A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.06%, 12/17/29 . 5,880 5,871,813
Bain Capital Credit CLO Ltd., Series
2021-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.32%, 10/20/34 ....... 500 501,497
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 4.87%,
03/30/38 ................. 730 732,050
Benefit Street Partners CLO Ltd.,
Series 2015-6BR, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 4.85%, 04/20/38 ....... 1,000 1,002,692
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.06%, 01/15/35 ............ 730 730,487
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 5.53%, 10/22/30 ... 48 47,992
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 5.68%, 10/20/30 ... 465 466,229
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 5.43%, 07/15/31 ....... 1,495 1,496,935
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor +
2.01%), 5.68%, 07/25/34 ....... 625 625,038
Canyon Capital CLO Ltd., Series 2016-
1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%),
5.83%, 07/15/31 ............ 250 250,875
CarVal CLO IV Ltd., Series 2021-1A,
Class D1R, (3-mo. CME Term SOFR
at 2.85% Floor + 2.85%), 6.52%,
03/31/38 ................. 1,000 1,005,741
Cbam Ltd., Series 2018-7A, Class A,
(3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.03%, 07/20/31 . 45 44,951
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CIFC Funding Ltd.
Series 2019-5A, Class BR2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.32%, 10/15/38 ... USD 800 $ 806,171
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 5.58%, 07/15/36 ... 2,475 2,482,425
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.15%, 07/21/37 ... 700 702,740
Series 2025-1A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 4.82%, 04/23/38 ... 500 500,599
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.84%, 04/20/38 ............ 990 992,082
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 4.95%,
04/15/31 ................. 38 38,408
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 5.53%,
07/18/30 ................. 250 250,500
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 10/20/37 ... 400 401,876
Series 2019-2A, Class BRR, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 10/20/37 ... 975 981,573
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.04%, 11/16/36 . 43 42,787
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 4.81%, 07/15/39 ....... 284 283,463
KKR CLO 17 Ltd., Series 17, Class AR,
(3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 5.01%, 04/15/34 . 500 500,497
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 4.81%, 04/23/38 ....... 730 731,351
Madison Park Funding XL-R Ltd.,
Series 2025-40RA, Class A, (3-mo.
CME Term SOFR at 1.29% Floor +
1.29%), 5.12%, 10/16/38 ....... 750 753,681
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class B1R, (3-mo.
CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 07/23/37 ....... 250 251,582
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.20%, 04/15/37 ....... 750 751,732
Milford Park CLO Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.16% Floor + 1.16%), 4.83%,
01/20/38 ................. 1,500 1,503,997
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class BR,
(3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.17%, 01/20/37 . 250 250,915

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
New Mountain CLO 1 Ltd., Series CLO-
1A, Class A1RR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
4.92%, 01/15/38 ............ USD 1,230 $ 1,234,040
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class AR2,
(3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 4.80%, 04/20/38 . 1,350 1,351,162
Oaktree CLO Ltd.
Series 2021-2A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 0.97%), 4.64%, 01/15/35 ... 730 730,761
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.67%, 10/22/37 ... 1,000 1,009,717
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 5.33%,
04/26/31 ................. 64 64,019
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 07/19/38 ....... 575 577,899
OHA Loan Funding Ltd.
Series 2013-2A, Class AR2, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 5.35%, 10/20/38 ... 750 752,530
Series 2016-1A, Class B1R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 07/20/37 ... 250 251,653
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 04/15/31 ....... 508 507,920
Pikes Peak CLO 4, Series 2019-4A,
Class ARR, (3-mo. CME Term SOFR
at 1.21% Floor + 1.21%), 4.88%,
07/15/34 ................. 350 350,254
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 4.99%,
01/15/38 ................. 730 733,059
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.84%, 03/25/38 ............ 1,100 1,102,995
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 4.83%, 04/15/38 ... 690 692,262
Series 2021-1A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.22%, 04/15/38 ... 600 603,798
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 5.58%, 04/20/34 ... 500 501,467
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.25%, 05/20/31 ... 43 43,034
RR 28 Ltd., Series 2024-28RA, Class
A1R, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.22%,
04/15/37 ................. 5,718 5,730,937
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
RR 38 Ltd., Series 2025-38A, Class
A1A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 4.82%,
04/15/40 ................. USD 250 $ 250,551
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A1R, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%),
5.22%, 04/25/37 ............ 300 300,633
Sixth Street CLO XII Ltd., Series 2018-
12A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%),
5.27%, 01/17/39 ............ 1,250 1,258,638
Sixth Street CLO XIII Ltd., Series 2019-
13A, Class D1R2, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%),
6.27%, 01/21/38 ............ 1,000 1,000,000
Symphony CLO XXI Ltd., Series 2019-
21A, Class AR2, (3-mo. CME Term
SOFR at 0.90% Floor + 0.90%),
4.57%, 07/15/32 ............ 485 485,511
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.05%, 01/15/34 ... 500 499,742
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 5.43%, 01/15/34 ... 500 501,000
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.08%, 10/18/31 ... 37 37,144
Series 2019-2A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.87%, 07/20/32 ... 577 578,184
51,212,061
Ireland — 0.6%
(b)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.81%,
02/15/37
(c)
................ EUR 2,350 2,834,946
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.26%, 11/15/37
(c)
2,720 3,254,430
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.43%, 04/25/39
(c)
3,200 3,841,388
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.37%, 07/25/39
(c)
1,430 1,713,462
Arini European CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.50%
Floor + 3.50%), 5.52%, 01/15/38
(c)
3,920 4,737,869
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.82%, 01/15/39
(c)
2,080 2,495,299
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.28%, 10/15/38
(c)
960 1,150,534
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.82%, 04/15/38
(c)
1,440 1,717,438
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.07%,
01/15/38
(c)
................ 1,560 1,875,351

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.28%, 10/25/37
(c)
EUR 3,200 $ 3,835,137
CIFC European Funding CLO II
DAC, Series 2X, Class DR, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.02%, 10/15/39
(c)
........... 1,920 2,305,163
CIFC European Funding CLO III
DAC, Series 3X, Class DR, (3-mo.
EURIBOR at 2.55% Floor + 2.55%),
0.00%, 01/15/39
(c)
........... 1,400 1,659,490
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.12%, 10/15/37
(c)
2,030 2,405,875
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 5.48%,
01/23/38
(c)
................ 2,640 3,130,267
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.25%,
11/20/38
(c)
................. 2,000 2,395,756
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.86%, 08/15/33
(c)
..... 6,410 7,620,993
Elm Park CLO DAC, Series 1X, Class
DR3, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.32%, 01/15/38
(c)
1,528 1,834,274
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor + 2.70%),
4.76%, 02/15/38
(c)
........... 2,720 3,230,327
Hambridge Euro CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.34%, 10/20/38
(c)
1,920 2,308,811
Henley CLO XI DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.63%, 04/25/39
(c)
.... 3,140 3,741,289
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.12%, 01/15/38
(c)
1,980 2,367,916
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 2.97%,
11/14/32
(c)
................. 147 174,411
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.22%, 01/15/39
(c)
3,370 4,039,839
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.21%, 05/15/34 .... 2,400 2,844,938
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.11%, 05/15/34 ..... 1,980 2,347,823
Penta CLO 17 DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.31%, 08/15/38
(c)
2,210 2,652,935
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.29%, 07/25/51 ... USD 287 285,689
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 7.54%, 07/25/51 ... USD 166 $ 165,380
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 9.69%, 07/25/51 ... 109 108,853
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.22%, 10/15/38
(c)
EUR 2,160 2,574,211
Providus CLO XIV DAC, Series 14X,
Class D, (3-mo. EURIBOR at 2.65%
Floor + 2.65%), 0.00%, 04/18/40
(c)
1,553 1,840,849
Rockford Tower Europe CLO DAC
(c)
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.03%, 10/25/37 .... 2,640 3,141,208
Series 2025-3X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.18%, 01/15/40 .... 1,450 1,737,039
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.52%,
07/15/38
(c)
................ 1,619 1,943,401
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.28%, 04/20/37
(c)
4,300 5,167,540
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 08/25/38
(c)
1,500 1,799,765
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.02%, 04/16/39
(c)
........... 3,200 3,837,131
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.28%, 10/20/38
(c)
3,828 4,595,717
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.47%, 01/15/38
(c)
2,960 3,560,466
Victory Street CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.20%, 01/15/39
(c)
2,350 2,820,920
106,094,130
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 2,787 3,992,293
United States — 2.4%
Affirm Asset Securitization Trust
(a)
Series 2025-X2, Class A, 4.45%,
10/15/30 ............... USD 6,190 6,195,365
Series 2025-X2, Class B, 4.56%,
10/15/30 ............... 1,021 1,022,695
Series 2025-X2, Class C, 4.93%,
10/15/30 ............... 367 367,713
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 17,351 15,350,690
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 3,304 2,559,127
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 2,184 1,558,408
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 1,332 968,374

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... USD 610 $ 609,736
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 129 120,784
Compass Datacenters Issuer II LLC,
Series 2025-2A, Class A1, 4.93%,
11/25/50
(a)
................ 7,836 7,800,832
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74
(a)
2,999 3,023,081
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55
(a)
. 6,978 6,962,924
Domain Greenbough Issuer 2 LLC,
14.57%, 01/23/32
(a)(b)
......... 2,928 2,928,023
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(b)
.......... 5,444 5,475,238
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52
(a)
.. 8,482 8,507,867
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.06%, 08/19/42
(a)(b)
.......... 5,070 5,079,148
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(a)
..... 9,079 9,194,365
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 2,749 2,190,373
GreenSky Home Improvement Trust
(a)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 4,983 5,102,395
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 795 812,653
Home Efficiency, Series 2024-A1,
0.00%, 12/31/54
(a)(b)(d)
......... 27,537 28,432,174
Huntington Bank Auto Credit-Linked
Notes
(a)(b)
Series 2024-1, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.40%), 5.10%, 05/20/32 .... 2,791 2,799,577
Series 2025-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.20%), 4.90%, 09/20/33 .... 2,794 2,801,649
LendingClub Rated Notes Issuer Trust
(a)
Series 2025-P2, Class A, 5.20%,
02/15/35 ............... 6,560 6,600,006
Series 2025-P2, Class B, 5.59%,
04/15/35 ............... 379 381,030
Series 2025-P2, Class C, 6.25%,
09/15/35 ............... 762 765,833
Series 2025-P2, Class D, 6.47%,
12/15/35 ............... 305 306,087
Series 2025-P2, Class E, 8.99%,
07/15/36 ............... 488 489,539
Series 2025-P2, Class F, 13.02%,
01/15/37 ............... 244 244,880
Series 2025-P2, Class R, 0.00%,
03/15/45 ............... 106 254,248
LendingClub Structured Loan Certificate
Issuer Trust, Series 2025-P16, Class
A, 5.19%, 12/15/32
(a)
......... 7,586 7,610,648
Lendmark Funding Trust
(a)
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 2,210 2,053,955
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-3A, Class A, 4.51%,
05/21/35 ............... USD 7,933 $ 7,922,487
Lyra Music Assets Delaware LP,
Series 2024-2A, Class A2, 5.76%,
12/22/64
(a)
................ 6,737 6,810,782
Mariner Finance Issuance Trust
(a)
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 5,203 5,272,153
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 861 880,976
Series 2025-BA, Class A, 4.59%,
11/22/38 ............... 6,808 6,822,725
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2025-FL20, Class
A, (1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.13%, 02/18/43
(a)(b)
5,752 5,772,716
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(b)
......... 4,825 4,775,853
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,347 1,209,966
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 3,617 3,389,166
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 10,006 10,255,136
Navient Refinance Loan Trust
(a)
Series 2025-B, Class A, 4.72%,
09/15/55 ............... 6,355 6,359,050
Series 2025-C, Class A, 4.80%,
10/15/55 ............... 4,502 4,515,735
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 6,099 5,516,645
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 6,030 5,519,515
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 6,450 5,707,920
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 850 738,583
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 4.81%, 03/15/57
(b)
... 10,360 10,328,997
Series 2025-CA, Class A1B, (SOFR
30 day Average at 1.35% Floor +
1.35%), 5.05%, 06/22/65
(b)
... 6,911 6,959,010
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 4,199 4,126,913
PFS Financing Corp., 5.54%,
10/16/28
(a)(d)
............... 10,000 10,059,000
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55
(a)
................ 5,870 5,861,646
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26
(a)
................ 2,736 2,720,533
QTS Issuer ABS II LLC, Series 2025-
1A, Class A2, 5.04%, 10/05/55
(a)
. 7,472 7,436,810
Regional Management Issuance Trust,
Series 2025-2, Class A, 4.59%,
11/16/37
(a)
................ 9,605 9,585,919
Republic Finance Issuance Trust
(a)
Series 2024-A, Class A, 5.91%,
08/20/32 ............... 8,036 8,117,174

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-A, Class A, 4.59%,
11/20/34 ............... USD 8,768 $ 8,787,653
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50
(a)
........... 6,226 6,154,766
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)(d)
27,070 26,528,600
Silver Point Euro CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.10%, 01/15/39
(b)(c)
EUR 1,677 2,006,603
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 8.54%, 10/15/41
(a)(b)
.... USD 8,276 8,693,483
SMB Private Education Loan Trust
(a)
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 963 942,691
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 10,776 9,516,866
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 714 697,126
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 706 626,815
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 197 177,166
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 4.81%, 07/15/53
(b)
... 6,451 6,409,131
SoFi Personal Loan Trust
(a)
Series 2023-1,  0.00%, 10/15/30
(e)
164 2,373,729
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 3,113 3,142,116
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 2,334 2,317,422
Splitrock Services, Inc., Series 2024-1-
A, 0.00%, 02/12/31
(a)
......... 148 2,545,297
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 5,164 5,268,038
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55
(a)
.... 7,997 8,059,542
Taco Bell Funding LLC, Series 2025-1A,
Class A2I, 4.82%, 08/25/55
(a)
.... 7,941 7,900,861
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33
(a)
................ 6,474 6,504,764
Upgrade Master Pass-Thru Trust
(a)
Series 2025-ST6, Class A, 4.61%,
10/15/32 ............... 2,078 2,082,119
Series 2025-ST7, Class A, 4.55%,
11/15/32 ............... 5,440 5,440,621
Series 2025-ST7, Class B, 4.98%,
11/15/32 ............... 2,356 2,359,403
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47
(a)
..... 7,485 7,525,727
411,295,366
Total Asset-Backed Securities — 3.3%
(Cost: $577,116,083) ............................. 572,593,850
Security
Shares
Shares Value
Common Stocks
Australia — 0.5%
BHP Group Ltd. ............... 623,401 $ 21,471,404
Fortescue Ltd. ................ 353,988 5,126,054
Macquarie Group Ltd. ........... 102,391 15,026,885
PLS Group Ltd.
(f)
.............. 1,137,392 3,337,313
Quintis HoldCo Pty. Ltd.
(d)(f)(g)
...... 43,735,802 305
Rio Tinto Ltd. ................ 89,579 9,332,770
Rio Tinto plc ................. 30,498 2,782,465
Santos Ltd. .................. 1,097,745 5,353,426
Telix Pharmaceuticals Ltd.
(f)(h)
...... 103,295 753,676
Transurban Group
( i )
............ 926,507 8,961,890
WiseTech Global Ltd. ........... 76,845 3,078,920
Woolworths Group Ltd. .......... 75,426 1,618,671
Worley Ltd. .................. 335,694 3,122,465
79,966,244
Austria — 0.0%
Raiffeisen Bank International AG ... 10,214 514,842
Belgium — 0.1%
KBC Group NV ............... 78,212 11,021,295
UCB SA .................... 3,019 919,967
11,941,262
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao ....... 686,289 2,109,953
Klabin SA ................... 774,910 2,831,508
Localiza Rent a Car SA
(f)
......... 169,346 1,558,714
Lojas Renner SA
(f)
............. 1,405,721 4,003,944
MercadoLibre , Inc.
(f)
............ 6,126 13,157,362
Rede D'Or Sao Luiz SA
(a)(c)
....... 129,109 1,037,484
Rumo SA ................... 347,732 971,291
Seguridade Participacoes SA ...... 582,298 4,139,237
StoneCo Ltd. , Class A
(f)
.......... 206,078 3,326,099
Vale SA .................... 118,485 1,893,869
Vale SA , ADR ................ 385,865 6,200,850
XP, Inc. , Class A .............. 32,175 627,734
41,858,045
Canada — 1.2%
Agnico Eagle Mines Ltd. ......... 18,552 3,526,603
Algoma Steel Group, Inc. ........ 547,037 2,286,615
Alimentation Couche-Tard, Inc. ..... 136,551 7,104,082
Bank of Nova Scotia (The) ........ 53,845 4,025,573
Barrick Mining Corp. ............ 128,616 5,878,941
CAE, Inc.
(f)
.................. 44,574 1,428,568
Cameco Corp. ................ 458,547 56,580,114
Canadian National Railway Co. .... 78,633 7,564,452
CGI, Inc. , Class A ............. 42,301 3,625,401
Constellation Software, Inc. ....... 9,789 18,065,851
Fortis, Inc. .................. 174,245 9,290,337
Gildan Activewear, Inc.
(h)
......... 143,896 9,349,303
Kinross Gold Corp. ............. 442,226 13,926,230
Nutrien Ltd. .................. 66,401 4,571,728
Power Corp. of Canada ......... 21,250 1,071,668
Sun Life Financial, Inc. .......... 253,988 16,004,238
Suncor Energy, Inc. ............ 641,011 33,880,631
Teck Resources Ltd. , Class B ..... 147,688 7,926,441
WSP Global, Inc. .............. 24,282 4,694,122
210,800,898
Chile — 0.0%
WOM New Holdco
(d)(f)
........... 5,047 116,081
China — 1.2%
Airtac International Group ........ 124,000 4,487,637
Alibaba Group Holding Ltd. , ADR ... 80,980 13,730,969

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
ANTA Sports Products Ltd. ....... 569,200 $ 5,686,273
Bilibili , Inc. , ADR
(f)(h)
............ 27,459 934,704
BYD Co. Ltd. , Class H .......... 2,063,000 25,719,144
China Galaxy Securities Co. Ltd. , Class
H ...................... 2,693,000 3,621,268
China Hongqiao Group Ltd. ....... 996,000 4,555,377
Contemporary Amperex Technology Co.
Ltd. , Class H
(h)
.............. 166,300 10,376,709
Geely Automobile Holdings Ltd. .... 4,236,000 8,719,780
Great Wall Motor Co. Ltd. , Class A .. 2,811,441 8,354,564
JD.com, Inc. , Class A ........... 841,050 11,993,912
Lenovo Group Ltd. ............. 3,880,000 4,371,649
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 137 840
Pop Mart International Group Ltd.
(a)(c)
. 89,200 2,549,921
Prosus NV , Class N
(f)
........... 78,160 4,494,299
SAIC Motor Corp. Ltd. , Class A .... 4,079,400 8,279,891
Shenzhou International Group Holdings
Ltd. ..................... 382,900 3,045,342
Tencent Holdings Ltd. ........... 878,381 67,513,952
Tencent Holdings Ltd. , ADR ....... 1,388 106,029
Trip.com Group Ltd. ............ 59,650 3,661,058
Weichai Power Co. Ltd. , Class H ... 1,506,000 5,104,784
Yum China Holdings, Inc. ........ 197,073 9,798,986
207,107,088
Colombia — 0.0%
Grupo Cibest SA , ADR .......... 17,993 1,469,128
Czech Republic — 0.0%
Komercni Banka A/S ........... 18,896 1,145,043
Moneta Money Bank A/S
(a)(c)
...... 62,145 623,709
1,768,752
Denmark — 0.3%
Ascendis Pharma A/S , ADR
(f)
...... 5,681 1,284,474
Coloplast A/S , Class B .......... 42,391 3,613,621
Danske Bank A/S .............. 143,534 7,312,775
DSV A/S .................... 155,812 43,812,016
Genmab A/S
(f)
................ 5,677 1,849,484
57,872,370
Egypt — 0.0%
Commercial International Bank Egypt
SAE .................... 739,770 2,108,738
Fawry for Banking & Payment
Technology Services SAE
(f)
..... 5,428,941 1,981,216
4,089,954
Finland — 0.0%
Kone OYJ , Class B ............ 36,162 2,598,779
Sampo OYJ , Class A ........... 326,279 3,638,766
6,237,545
France — 2.3%
Airbus SE ................... 181,597 41,576,637
Bouygues SA ................ 25,799 1,394,535
Capgemini SE ................ 23,230 3,609,437
Cie de Saint-Gobain SA ......... 419,867 41,443,196
Dassault Systemes SE .......... 246,250 6,773,062
Eiffage SA .................. 15,631 2,318,193
Engie SA ................... 455,583 13,602,086
EssilorLuxottica SA ............ 190,874 58,349,433
Hermes International SCA ........ 17,467 42,025,596
Legrand SA ................. 51,678 8,250,807
L'Oreal SA .................. 3,290 1,511,556
LVMH Moet Hennessy Louis Vuitton SE 63,375 40,902,519
Renault SA .................. 197,329 7,447,078
Safran SA ................... 13,337 4,765,196
Security
Shares
Shares Value
France (continued)
Sanofi SA ................... 516,246 $ 48,694,250
Schneider Electric SE ........... 15,456 4,431,266
Societe Generale SA ........... 810,929 71,061,313
Thales SA ................... 29,618 9,066,838
407,222,998
Georgia — 0.0%
TBC Bank Group plc ........... 41,364 2,404,995
Germany — 0.8%
adidas AG .................. 18,455 3,272,138
Allianz SE (Registered) .......... 15,954 7,024,900
Caresyntax , Inc.
(d)(f)
............ 84,881 1
Deutsche Bank AG (Registered) .... 117,479 4,635,852
Deutsche Boerse AG ........... 9,325 2,361,327
Deutsche Telekom AG (Registered) . 549,981 18,456,422
E.ON SE ................... 274,521 5,822,552
Fresenius Medical Care AG ....... 65,839 2,964,007
Heidelberg Materials AG ......... 51,551 14,118,313
Northern Data AG
(f)(h)
........... 14,752 225,581
RWE AG ................... 97,916 6,218,049
SAP SE .................... 123,204 24,612,271
Siemens AG (Registered) ........ 63,822 19,295,324
Siemens Energy AG
(f)
........... 127,145 21,662,978
Symrise AG ................. 63,755 5,367,349
Vonovia SE .................. 110,320 3,230,091
139,267,155
Greece — 0.0%
Athens International Airport SA ..... 107,470 1,443,324
Hellenic Telecommunications
Organization SA , Class R ...... 85,083 1,595,769
National Bank of Greece SA ...... 54,354 959,590
OPAP SA , Class R ............. 44,337 893,432
4,892,115
Hong Kong — 0.1%
AIA Group Ltd. ............... 113 1,304
Prudential plc ................ 373,525 6,135,240
Techtronic Industries Co. Ltd. ...... 589,000 8,040,734
14,177,278
Hungary — 0.0%
OTP Bank Nyrt . ............... 29,843 3,755,206
India — 0.2%
Axis Bank Ltd. ................ 27,383 408,536
GAIL India Ltd. ............... 508,853 926,957
Hindustan Aeronautics Ltd.
(c)
...... 64,743 3,252,819
ICICI Bank Ltd. ............... 20,956 308,947
IndusInd Bank Ltd.
(f)
............ 74,264 724,370
Infosys Ltd. .................. 150,325 2,688,756
ITC Ltd. .................... 610,026 2,138,405
LG Electronics India Ltd.
(f)
........ 307,251 4,891,633
Mahindra & Mahindra Ltd. ........ 276,319 10,317,678
Malpani Pipes And Fittings Ltd.
(f)
.... 4,800 3,839
Manappuram Finance Ltd. ........ 191,238 592,809
SAI Life Sciences Ltd.
(a)(c)(f)
........ 58,384 530,843
SBI Life Insurance Co. Ltd.
(a)(c)
..... 602,491 13,105,704
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$8,580,000)
(d)(f)(j)
............ 5,720 —
39,891,296
Indonesia — 0.0%
Bank Mandiri Persero Tbk . PT ..... 15,095,400 4,343,646
Bank Syariah Indonesia Tbk . PT .... 1,542,470 206,975
Ciputra Development Tbk . PT ..... 13,132,900 651,049

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Indonesia (continued)
Mitra Adiperkasa Tbk . PT ........ 5,208,800 $ 368,267
5,569,937
Ireland — 0.1%
Accenture plc , Class A .......... 45,776 12,068,385
Israel — 0.1%
(f)
Deep Instinct Ltd.
(d)
............ 346,564 20,794
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 315,776 10,761,646
10,782,440
Italy — 1.4%
Ferrari NV .................. 17,302 5,771,011
FinecoBank Banca Fineco SpA .... 167,698 4,445,716
Intesa Sanpaolo SpA ........... 14,678,997 103,918,371
Leonardo SpA ................ 256,545 17,144,040
Mediobanca Banca di Credito
Finanziario SpA ............. 128,229 2,684,325
UniCredit SpA ................ 1,220,111 106,327,865
Wizz Air Holdings plc
(a)(c)(f)(h)
....... 161,854 3,139,220
243,430,548
Japan — 1.7%
Advantest Corp. ............... 101,400 16,770,200
Asahi Intecc Co. Ltd. ........... 140,800 2,347,159
Asahi Kasei Corp. ............. 424,100 4,114,198
Bridgestone Corp. ............. 99,200 2,233,414
Canon, Inc. .................. 262,700 7,996,295
Dai-ichi Life Holdings, Inc. ........ 666,100 5,857,778
Daiichi Sankyo Co. Ltd. .......... 327,300 5,996,015
Daiwa Securities Group, Inc. ...... 756,400 7,370,657
ENEOS Holdings, Inc. .......... 1,590,500 13,442,775
FUJIFILM Holdings Corp. ........ 176,909 3,533,803
Furukawa Electric Co. Ltd. ........ 51,800 4,512,246
Idemitsu Kosan Co. Ltd. ......... 605,800 5,140,375
Inpex Corp. .................. 136,400 3,055,935
Isetan Mitsukoshi Holdings Ltd. .... 140,400 2,253,220
Japan Exchange Group, Inc. ...... 460,700 5,027,261
Japan Post Bank Co. Ltd. ........ 504,900 8,970,767
Japan Post Holdings Co. Ltd. ...... 377,900 4,547,203
Japan Tobacco, Inc. ............ 348,100 12,580,924
Kakaku.com, Inc. .............. 135,500 1,849,328
Kansai Paint Co. Ltd. ........... 82,286 1,313,234
KDDI Corp. .................. 277,600 4,686,992
Keyence Corp. ............... 23,400 8,584,536
Kioxia Holdings Corp.
(f)
.......... 31,300 4,281,414
Lasertec Corp. ............... 8,400 1,929,795
LY Corp. .................... 1,837,000 4,703,495
Metaplanet , Inc.
(f)
.............. 677,000 1,910,812
MISUMI Group, Inc. ............ 181,400 2,998,596
Mitsubishi UFJ Financial Group, Inc. . 612,549 11,093,488
Mizuho Financial Group, Inc. ...... 92,100 3,998,792
Murata Manufacturing Co. Ltd. ..... 521,600 10,596,595
Nexon Co. Ltd. ............... 175,500 4,198,700
Nidec Corp. ................. 797,600 11,409,479
Nintendo Co. Ltd. .............. 81,100 5,022,163
Nippon Steel Corp. ............. 264,800 1,103,436
Nissan Chemical Corp. .......... 86,000 2,964,378
Nomura Holdings, Inc. .......... 535,700 4,854,695
Obayashi Corp. ............... 191,700 4,327,306
Obic Co. Ltd. ................. 39,300 1,092,302
Olympus Corp. ............... 568,500 6,790,456
Rakus Co. Ltd. ............... 230,590 1,312,364
Sanrio Co. Ltd. ............... 201,200 6,224,819
Santen Pharmaceutical Co. Ltd. .... 195,607 2,200,507
Seven & i Holdings Co. Ltd. ....... 229,000 3,279,419
Security
Shares
Shares Value
Japan (continued)
Shimizu Corp. ................ 398,900 $ 7,084,033
Socionext , Inc. ............... 231,600 3,099,102
Sompo Holdings, Inc. ........... 91,600 3,158,783
Sony Group Corp. ............. 377,100 8,314,267
Sumitomo Mitsui Financial Group, Inc. 201,800 7,101,433
Sumitomo Pharma Co. Ltd.
(f)
...... 133,400 1,985,129
Suzuki Motor Corp. ............ 542,000 7,390,209
Terumo Corp. ................ 111,200 1,454,636
TOTO Ltd. .................. 43,000 1,351,444
Toyota Motor Corp. ............ 548,200 12,425,231
Toyota Tsusho Corp. ............ 171,100 6,231,332
Trend Micro, Inc.
(f)
............. 12,438 487,917
288,560,842
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 73,980 2,378,457
Kaspi.KZ JSC , ADR
(f)
........... 19,653 1,496,969
3,875,426
Luxembourg — 0.0%
Altice France Lux 3
(f)
............ 7,570 142,475
Macau — 0.0%
Wynn Macau Ltd. .............. 5,034,601 3,725,728
Mexico — 0.2%
America Movil SAB de CV, Series B . 2,659,719 2,740,990
Fomento Economico Mexicano SAB de
CV ..................... 33,601 350,699
Fresnillo plc ................. 279,381 13,758,554
Grupo Aeromexico SAB de CV , ADR
(f)
29,603 593,540
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 66,746 2,309,184
Grupo Financiero Banorte SAB de CV ,
Class O .................. 906,524 10,248,452
Grupo Mexico SAB de CV, Series B . 52,469 582,605
Promotora y Operadora de
Infraestructura SAB de CV ..... 27,967 437,301
Southern Copper Corp. .......... 7,916 1,506,573
Wal-Mart de Mexico SAB de CV .... 1,695,305 5,380,042
37,907,940
Netherlands — 1.6%
Adyen NV
(a)(c)(f)
................ 11,649 17,273,664
Argenx SE
(f)
................. 2,275 1,913,210
Argenx SE , ADR
(f)
............. 1,262 1,060,711
ASM International NV ........... 2,163 1,816,561
ASML Holding NV ............. 98,068 140,620,297
ING Groep NV ................ 3,134,929 92,451,957
Koninklijke Vopak NV ........... 29,704 1,482,497
Nebius Group NV , Class A
(f)
....... 9,847 838,866
NXP Semiconductors NV ........ 12,317 2,785,366
Teya Services Ltd., Series C, (Acquired
06/03/24, cost $10,172,087)
(d)(f)(j)
.. 5,237 1,467,355
Wolters Kluwer NV ............. 84,382 7,923,732
269,634,216
Norway — 0.0%
Kongsberg Gruppen ASA ........ 116,524 4,002,727
Telenor ASA ................. 64,617 1,086,959
5,089,686
Philippines — 0.0%
Ayala Corp. .................. 73,650 632,924
Ayala Land, Inc. ............... 1,818,300 655,625
Bloomberry Resorts Corp. ........ 2,810,000 136,490
DigiPlus Interactive Corp. ........ 536,060 118,480

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Philippines (continued)
International Container Terminal
Services, Inc. .............. 93,900 $ 1,028,482
Metropolitan Bank & Trust Co. ..... 558,200 692,056
3,264,057
Poland — 0.1%
Bank Polska Kasa Opieki SA ...... 37,345 2,271,249
LPP SA .................... 587 3,241,725
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 82,057 2,134,374
Powszechny Zaklad Ubezpieczen SA 327,494 6,443,882
14,091,230
Republic of Turkiye — 0.1%
Akbank TAS ................. 1,738,436 3,718,621
Eldorado Gold Corp.
(f)(h)
.......... 65,909 2,828,814
KOC Holding A/S .............. 184,348 881,703
MLP Saglik Hizmetleri A/S
(a)(c)(f)
..... 116,805 1,265,795
Turkiye Is Bankasi A/S , Class C .... 6,747,954 2,594,040
11,288,973
Romania — 0.0%
Banca Transilvania SA .......... 155,239 1,170,787
Saudi Arabia — 0.1%
Ades Holding Co. .............. 228,838 1,172,517
Al Rajhi Bank ................ 83,023 2,370,831
Elm Co. .................... 2,779 574,779
Etihad Etisalat Co. ............. 170,588 3,210,144
Rasan Information Technology Co.
(f)
. 58,626 2,184,868
Saudi Basic Industries Corp. ...... 32,133 487,045
Saudi National Bank (The) ........ 48,759 583,179
Yanbu National Petrochemical Co. .. 131,746 948,936
11,532,299
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(f)
......... 1,120 130,469
STMicroelectronics NV .......... 151,127 4,267,534
UOL Group Ltd. ............... 181,454 1,549,722
5,947,725
South Africa — 0.2%
FirstRand Ltd. ................ 1,268,511 7,235,404
Harmony Gold Mining Co. Ltd. ..... 399,508 8,488,974
Kumba Iron Ore Ltd. ............ 58,550 1,304,836
Mr Price Group Ltd. ............ 187,882 2,063,163
Northam Platinum Holdings Ltd. .... 55,154 1,314,070
Valterra Platinum Ltd. ........... 41,619 3,739,390
Vodacom Group Ltd. ........... 441,253 4,112,670
28,258,507
South Korea — 0.9%
Doosan Enerbility Co. Ltd.
(f)
....... 17,356 1,083,467
GS Engineering & Construction Corp. 86,904 1,128,187
HD Hyundai Heavy Industries Co. Ltd. 17,597 7,004,137
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 11,549 3,308,025
Hyundai Motor Co. ............. 2,750 957,290
IsuPetasys Co. Ltd. ............ 9,276 749,182
KB Financial Group, Inc. ......... 14,409 1,348,671
Kia Corp. ................... 10,939 1,163,945
Korea Electric Power Corp.
(f)
...... 69,709 2,811,581
Krafton , Inc.
(f)
................ 21,349 3,747,946
KT&G Corp. ................. 43,914 4,695,265
Misto Holdings Corp. ........... 20,577 670,055
NAVER Corp. ................ 10,575 2,010,114
Samsung Electronics Co. Ltd. ..... 741,050 81,867,335
Security
Shares
Shares Value
South Korea (continued)
SK Hynix, Inc. ................ 56,744 $ 35,429,675
147,974,875
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA . 545,847 13,855,603
Banco de Sabadell SA .......... 1,001,127 3,927,206
Bankinter SA ................. 445,212 7,599,761
CaixaBank SA ................ 1,156,148 15,261,373
Industria de Diseno Textil SA ...... 66,704 4,340,438
Naturgy Energy Group SA ........ 60,989 1,914,327
Repsol SA .................. 328,698 6,475,714
53,374,422
Sweden — 0.2%
Atlas Copco AB , Class A ......... 590,508 12,177,573
Investor AB , Class B ............ 158,586 6,115,024
SSAB AB , Class A ............. 49,419 408,584
SSAB AB , Class B ............. 127,276 1,047,019
Telefonaktiebolaget LM Ericsson , Class
B ...................... 694,356 7,519,990
27,268,190
Switzerland — 0.3%
ABB Ltd. (Registered) ........... 65,183 5,612,132
Belimo Holding AG (Registered) .... 2,868 3,136,954
Galderma Group AG ............ 56,647 10,558,943
Partners Group Holding AG ....... 14,185 19,341,879
UBS Group AG (Registered) ...... 26,279 1,243,401
Zurich Insurance Group AG ....... 13,980 9,945,679
49,838,988
Taiwan — 1.5%
Accton Technology Corp. ........ 172,000 6,013,680
Bizlink Holding, Inc. ............ 77,000 3,127,069
eMemory Technology, Inc. ........ 49,000 2,822,152
Genius Electronic Optical Co. Ltd. .. 183,713 2,629,027
Hon Hai Precision Industry Co. Ltd. .. 626,000 4,327,176
International Games System Co. Ltd. 60,000 1,362,570
MediaTek, Inc. ................ 69,200 3,838,561
Nanya Technology Corp.
(f)
........ 317,000 3,208,909
Phison Electronics Corp. ......... 25,000 1,854,016
Realtek Semiconductor Corp. ..... 335,208 5,128,613
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 3,878,000 214,437,644
TS Financial Holding Co. Ltd. ...... 1,914,000 1,375,622
Winbond Electronics Corp.
(f)
...... 2,899,000 11,463,639
261,588,678
Thailand — 0.0%
CP ALL PCL ................. 1,446,000 1,993,530
Krungthai Card PCL ............ 1,479,900 1,345,774
True Corp. PCL , NVDR .......... 1,974,800 727,312
4,066,616
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC . 209,248 867,939
Air Arabia PJSC ............... 1,067,634 1,448,953
Aldar Properties PJSC .......... 448,602 1,172,741
Borouge plc ................. 1,258,336 894,353
Emaar Development PJSC ....... 186,972 875,676
Emaar Properties PJSC ......... 764,199 3,126,104
Emirates Integrated
Telecommunications Co. PJSC .. 418,013 1,172,371
NMC Health plc
(d)(f)
............. 1,077,976 15
9,558,152

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom — 1.9%
3i Group plc ................. 113,511 $ 5,214,596
Admiral Group plc ............. 141,010 5,306,766
Anglo American plc ............ 79,873 3,703,536
BAE Systems plc .............. 2,338,950 63,495,345
British American Tobacco plc ...... 530,474 32,047,845
British Land Co. plc (The) ........ 293,125 1,671,964
Bunzl plc ................... 157,849 4,426,571
Compass Group plc ............ 997,344 29,905,797
Convatec Group plc
(a)(c)
.......... 522,581 1,648,388
Genius Sports Ltd.
(f)
............ 477,759 4,156,503
Haleon plc .................. 783,080 4,095,433
Imperial Brands plc ............ 113,413 4,776,704
J Sainsbury plc ............... 1,793,702 7,859,492
National Grid plc .............. 4,466,468 75,883,303
NatWest Group plc ............. 2,328,268 21,221,663
RELX plc ................... 806,724 28,599,995
Rolls-Royce Holdings plc ........ 1,964,027 32,832,593
Schroders plc ................ 600,518 3,719,448
St. James's Place plc ........... 188,105 3,928,636
Verisure plc
(f)
................. 175,626 2,866,199
337,360,777
United States — 45.0%
Abbott Laboratories ............ 240,834 26,323,156
AbbVie, Inc. ................. 168,201 37,510,505
Adobe, Inc.
(f)
................. 88,043 25,818,610
Advanced Micro Devices, Inc.
(f)
.... 118,106 27,959,233
Aflac, Inc. ................... 25,013 2,775,192
Airbnb, Inc. , Class A
(f)
........... 126,848 16,410,326
Akamai Technologies, Inc.
(f)
....... 68,030 6,609,115
Albemarle Corp. .............. 40,716 6,947,371
Alcon AG ................... 41,543 3,362,588
ALL Health Services Corp., (Acquired
06/03/24, cost $0)
(d)(f)(j)
........ 304 —
Alphabet, Inc. , Class C .......... 1,215,769 411,574,280
Altria Group, Inc. .............. 316,653 19,629,319
Amazon.com, Inc.
(f)(k)
........... 1,352,146 323,568,538
AMC Networks, Inc. , Class A
(f)
..... 90,448 697,354
Ameren Corp. ................ 12,963 1,338,819
American Express Co. .......... 46,505 16,377,666
Amphenol Corp. , Class A ........ 95,913 13,819,145
Analog Devices, Inc. ............ 4,500 1,398,960
Apollo Global Management, Inc. .... 339,051 45,615,922
Apple, Inc.
(k)
................. 1,337,714 347,110,029
AppLovin Corp. , Class A
(f)
........ 19,572 9,259,709
Arista Networks, Inc.
(f)
........... 86,925 12,320,749
Ascent Resources LLC
(d)(f)(l)
....... 6,012,656 6,974,681
Automatic Data Processing, Inc. .... 37,526 9,262,167
AutoNation, Inc.
(f)
.............. 6,188 1,268,416
AutoZone, Inc.
(f)
............... 2,699 9,997,879
Avaya LLC
(f)
................. 1,123 16,312
Axsome Therapeutics, Inc.
(f)
....... 8,620 1,588,235
Bank of America Corp. .......... 2,138,916 113,790,331
Berkshire Hathaway, Inc. , Class B
(f)
.. 34,675 16,662,378
Best Buy Co., Inc. ............. 237,066 15,432,997
Boeing Co. (The)
(f)
............. 465,707 108,845,040
Booking Holdings, Inc. .......... 8,387 41,950,432
Boston Scientific Corp.
(f)
......... 598,039 55,934,588
BP plc ..................... 726,231 4,604,710
Bristol-Myers Squibb Co. ......... 193,620 10,658,781
Broadcom, Inc. ............... 540,539 179,080,571
Burlington Stores, Inc.
(f)
.......... 13,463 3,983,163
Cadence Design Systems, Inc.
(f)
.... 24,053 7,128,347
Caesars Entertainment, Inc.
(f)
...... 83,482 1,728,077
Capital One Financial Corp. ....... 289,945 63,477,584
Cardinal Health, Inc. ............ 4,710 1,012,085
Security
Shares
Shares Value
United States (continued)
Carrier Global Corp. ............ 89,300 $ 5,320,494
Carvana Co. , Class A
(f)
.......... 12,134 4,867,069
CDW Corp. .................. 16,404 2,073,302
Centene Corp.
(f)
............... 65,720 2,846,990
Century Communities, Inc. ....... 55,268 3,480,779
Charles Schwab Corp. (The) ...... 15,508 1,611,591
Charter Communications, Inc. , Class A
(f)
80,290 16,549,375
Circle Internet Group, Inc. , Class A
(f)(h)
179,593 11,481,380
Cisco Systems, Inc. ............ 919,963 72,051,502
Citigroup, Inc. ................ 775,987 89,789,456
Clean Harbors, Inc.
(f)
........... 6,811 1,770,247
Coca-Cola Co. (The) ........... 125,653 9,400,101
Coinbase Global, Inc. , Class A
(f)
.... 16,888 3,288,769
Comerica, Inc. ................ 11,752 1,042,050
Comfort Systems USA, Inc. ....... 1,281 1,463,030
CoreWeave , Inc. , Class A
(f)(h)
...... 63,708 5,936,949
Costco Wholesale Corp. ......... 123,083 115,728,791
Crescent Midstream Private
(d)(f)(l)
.... 5,696,000 5,866,880
CRH plc .................... 425,194 52,047,998
Crowdstrike Holdings, Inc. , Class A
(f)
. 24,046 10,614,025
Crown PropTech Acquisitions
(d)(f)
.... 308,496 115,768
Crown PropTech Acquisitions , Class A
(f)
108,245 1,231,828
CSX Corp. .................. 189,565 7,157,974
Darden Restaurants, Inc. ........ 17,312 3,451,147
Datadog, Inc. , Class A
(f)
......... 48,022 6,210,205
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 04/07/21, cost
$0)
(f)(j)(l)
................... —
(m)
21,355,293
Dell Technologies, Inc. , Class C .... 86,031 9,845,388
Delta Air Lines, Inc. ............ 1,353,468 89,180,007
Devon Energy Corp. ............ 311,663 12,531,969
DF Residential III LP
(d)(f)
.......... 10,429,752 11,472,728
Dick's Sporting Goods, Inc. ....... 17,273 3,489,146
Dollar General Corp. ........... 92,470 13,262,972
DR Horton, Inc. ............... 295,888 44,039,970
Duke Energy Corp. ............ 41,407 5,024,739
Eaton Corp. plc ............... 52,876 18,581,684
eBay, Inc. ................... 167,659 15,293,854
EchoStar Corp. , Class A
(f)
........ 56,298 6,374,060
Edwards Lifesciences Corp.
(f)
...... 224,644 18,277,036
Eli Lilly & Co. ................ 149,425 154,976,139
EMCOR Group, Inc. ............ 4,702 3,388,872
Emerson Electric Co. ........... 57,030 8,381,129
EOG Resources, Inc. ........... 111,244 12,473,790
EPAM Systems, Inc.
(f)(h)
.......... 11,194 2,335,068
Epic Games, Inc., (Acquired 10/17/24,
cost $33,724,034)
(d)(f)(j)
........ 61,803 38,896,954
EQT Corp. .................. 740,830 42,768,116
Estee Lauder Cos., Inc. (The) , Class A 31,375 3,616,910
EXO Capital Technologies, Inc.,
(Acquired 05/22/25, cost
$8,339,244)
(d)(f)(j)
............ 14,236 5,267
Experian plc ................. 79,053 2,994,112
Exxon Mobil Corp. ............. 561,507 79,397,090
FactSet Research Systems, Inc. .... 55,039 13,999,720
Fair Isaac Corp.
(f)
.............. 1,152 1,685,572
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$40,652,984)
(d)(f)(j)
............ 599,248 47,939,840
Farmers Business Network, Inc.
(d)(f)
.. 310,205 335,021
Fastenal Co. ................. 78,745 3,414,383
FedEx Corp. ................. 24,563 7,915,427
Fifth Third Bancorp ............ 474,293 23,818,994
Figma, Inc. , Class A
(f)
........... 23,801 616,922
First Citizens BancShares , Inc. , Class A 3,227 6,678,502

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
First Horizon Corp. ............. 173,322 $ 4,244,656
Flagstar Bank NA .............. 858,237 11,345,893
Flex Ltd.
(f)
................... 90,912 5,731,092
FLYR, Inc., Series D-X , Class E
(d)(f)
.. 2,491,076 25
Ford Motor Co. ............... 1,889,525 26,226,607
Formentera Partners Fund II LP
(d)(f)(l)
. 12,685,367 9,640,879
Fortinet, Inc.
(f)
................ 104,563 8,496,789
FQT Holding Co. LLC
(d)(f)
......... 2,439,185 4,390,533
Freeport-McMoRan, Inc. ......... 1,000,711 60,272,824
FreeWire Technologies, Inc.
(d)(f)
..... 166 —
Garmin Ltd. .................. 32,835 6,620,849
GE Aerospace ................ 273,101 83,784,656
GE Vernova , Inc. .............. 58,340 42,376,426
Gilead Sciences, Inc. ........... 76,919 10,918,652
Global Payments, Inc. .......... 50,334 3,610,961
Goldman Sachs Group, Inc. (The) .. 43,169 40,380,714
Green Plains, Inc.
(f)
............ 216,929 2,486,006
GSK plc .................... 333,394 8,622,122
Halliburton Co. ............... 67,482 2,261,997
Hershey Co. (The) ............. 18,440 3,591,190
Hilton Worldwide Holdings, Inc. .... 116,039 34,638,802
Holcim AG .................. 105,195 10,842,331
Home Depot, Inc. (The) ......... 184,400 69,074,396
Honeywell International, Inc. ...... 100,692 22,909,444
Howmet Aerospace, Inc. ......... 85,369 17,763,582
Humana, Inc. ................ 11,555 2,255,536
Huntington Bancshares, Inc. ...... 587,251 10,265,147
iHeartMedia, Inc. , Class A
(f)
....... 10,778 34,921
Illinois Tool Works, Inc. .......... 70,895 18,522,028
Included Health, (Acquired 06/03/24,
cost $31,181,561)
(d)(f)(j)
........ 11,562,554 8,787,541
Incyte Corp.
(f)
................ 55,464 5,550,282
Insulet Corp.
(f)
................ 6,896 1,764,066
Intel Corp.
(f)
.................. 641,740 29,821,658
Interactive Brokers Group, Inc. , Class A 23,861 1,786,712
Intuit, Inc. ................... 96,283 48,037,514
Intuitive Surgical, Inc.
(f)
.......... 119,254 60,130,252
Invesco Ltd. ................. 156,999 4,284,503
Jabil, Inc. ................... 48,129 11,415,718
Johnson & Johnson ............ 274,450 62,368,763
JPMorgan Chase & Co. ......... 387,458 118,519,528
Keurig Dr Pepper, Inc. .......... 492,457 13,513,020
KeyCorp .................... 135,975 2,926,182
KLA Corp. ................... 7,500 10,709,550
Lam Research Corp. ........... 445,911 104,102,382
Las Vegas Sands Corp. ......... 127,240 6,709,365
Latch, Inc.
(f)
.................. 520,854 93,754
Lionsgate Studios Corp.
(f)
........ 728,654 6,878,494
Live Nation Entertainment, Inc.
(f)(h)
... 256,050 37,242,472
Lockheed Martin Corp. .......... 38,257 24,263,355
Lululemon Athletica, Inc.
(f)
........ 76,990 13,434,755
Lumen Technologies, Inc.
(f)
....... 320,275 2,824,825
M/I Homes, Inc.
(f)
.............. 13,994 1,870,998
Marsh & McLennan Cos., Inc. ..... 281,054 52,891,552
Marvell Technology, Inc. ......... 52,314 4,128,621
Masimo Corp.
(f)
............... 81,605 11,206,815
MasTec , Inc.
(f)
................ 7,113 1,710,534
Mastercard, Inc. , Class A ......... 131,336 70,762,523
Match Group, Inc. ............. 304,406 9,482,247
McDonald's Corp. ............. 84,156 26,509,140
McKesson Corp. .............. 74,456 61,888,572
Medtronic plc ................ 436,841 44,977,149
Melange Capital Partners
(d)(f)(l)
..... 12,856,939 13,270,933
Merck & Co., Inc. .............. 297,991 32,859,468
Meritage Homes Corp. .......... 43,708 3,038,143
Security
Shares
Shares Value
United States (continued)
Meta Platforms, Inc. , Class A ...... 227,042 $ 162,675,593
MGM Resorts International
(f)
...... 50,236 1,684,915
Micron Technology, Inc. .......... 331,239 137,424,436
Microsoft Corp. ............... 758,999 326,589,680
Moderna, Inc.
(f)
............... 316,203 13,935,066
MongoDB, Inc. , Class A
(f)
........ 73,183 27,175,043
Monolithic Power Systems, Inc. .... 7,099 7,980,341
Monster Beverage Corp.
(f)
........ 21,624 1,746,354
Moody's Corp. ................ 3,302 1,702,379
Motorola Solutions, Inc. ......... 24,142 9,718,121
MP Materials Corp. , Class A
(f)
...... 89,900 5,283,423
MSCI, Inc. .................. 18,305 11,151,772
Mueller Industries, Inc. .......... 21,100 2,872,554
Nestle SA (Registered) .......... 61,106 5,831,135
NetApp, Inc. ................. 67,721 6,524,918
Netflix, Inc.
(f)
................. 560,763 46,818,103
New Knoxville Local School District
(a)(c)(d)
(f)
....................... 366,110 433,968
Newmont Corp. ............... 60,839 6,835,262
NextEra Energy, Inc. ........... 778,927 68,467,683
Northern Trust Corp. ............ 29,347 4,385,322
Norwegian Cruise Line Holdings Ltd.
(f)
162,053 3,558,684
Novartis AG (Registered) ........ 31,346 4,650,800
NRG Energy, Inc. .............. 66,668 10,175,537
Nucor Corp. ................. 24,830 4,412,788
NVIDIA Corp.
(k)
............... 2,509,574 479,654,879
Omnicom Group, Inc. ........... 109,928 8,468,853
Oracle Corp. ................. 70,758 11,645,352
Otis Worldwide Corp. ........... 275,870 23,564,815
Palantir Technologies, Inc. , Class A
(f)
. 193,563 28,374,400
Palladyne AI Corp.
(f)(h)
........... 27,356 178,361
Palladyne AI Corp.
(f)
............ 607,934 3,963,731
Palo Alto Networks, Inc.
(f)
........ 9,420 1,667,057
Paramount Skydance Corp. , Class B 35,184 394,413
PepsiCo, Inc. ................ 110,999 17,052,776
Pfizer, Inc. .................. 432,264 11,429,060
Philip Morris International, Inc. ..... 317,300 56,936,312
Pinnacle West Capital Corp. ...... 92,635 8,666,931
Playstudios , Inc. , Class A
(f)
....... 831,348 527,490
PNC Financial Services Group, Inc.
(The) .................... 35,896 8,015,577
Principal Financial Group, Inc. ..... 146,003 13,829,404
Procter & Gamble Co. (The) ...... 191,060 28,997,176
Progressive Corp. (The) ......... 285,147 59,310,576
Prologis, Inc. ................. 188,908 24,663,828
Prudential Financial, Inc. ......... 138,180 15,353,180
QXO, Inc.
(f)
.................. 101,741 2,256,615
Raymond James Financial, Inc. .... 5,643 935,948
Regeneron Pharmaceuticals, Inc. ... 12,204 9,048,656
Relativity Space, Inc.
(d)(f)
......... 5,551 5,717
Republic Services, Inc. .......... 12,366 2,659,803
ResMed, Inc. ................ 15,449 3,990,631
RH
(f)
...................... 15,869 3,155,233
Robinhood Markets, Inc. , Class A
(f)
.. 53,487 5,320,887
ROBLOX Corp. , Class A
(f)
........ 20,504 1,348,343
Rocket Cos., Inc. , Class A ........ 480,070 8,607,655
Rockwell Automation, Inc. ........ 2,353 992,142
Royal Caribbean Cruises Ltd. ..... 11,250 3,652,313
Royalty Pharma plc , Class A ...... 29,079 1,212,013
RSA Security LLC ............. 1,094,195 —
RTX Corp. .................. 8,652 1,738,446
S&P Global, Inc. .............. 14,401 7,600,704
Salesforce, Inc. ............... 56,148 11,919,659

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Screaming Eagle Acquistion
Corp., (Acquired 05/14/24, cost
$2,667,489)
(f)(j)
.............. 262,419 $ 2,451,551
ServiceNow, Inc.
(f)
............. 211,375 24,732,989
ServiceTitan , Inc. , Class A
(f)
....... 46,422 3,636,699
Shell plc .................... 1,209,388 46,594,549
Six Flags Entertainment Corp.
(f)
.... 149,686 2,695,845
Skyworks Solutions, Inc. ......... 309,940 17,282,254
SLB Ltd. .................... 82,046 3,969,385
Snorkel AI, Inc., Series B, (Acquired
06/30/21, cost $ 1,060,929)
(d)(f)(j)
.. 70,636 402,625
Solaris Energy Infrastructure, Inc. ,
Class A .................. 68,687 3,790,836
Solstice Advanced Materials, Inc.
(f)
.. 5,380 332,323
Sonder Holdings, Inc. , Class A
(f)
.... 103,334 10
SOURCE Global PBC
(d)(f)
......... 139,668 11,173
Southern Co. (The) ............ 51,315 4,582,943
Southwest Airlines Co. .......... 189,640 9,011,693
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$8,130,699)
(d)(f)(j)
............ 100,379 31,719,764
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$8,726,616)
(d)(f)(j)
............ 107,736 34,044,576
Starbucks Corp. ............... 43,772 4,024,835
Starz Entertainment Corp. ........ 29,498 294,685
STERIS plc .................. 6,664 1,749,966
Stryker Corp. ................ 255,945 94,587,034
Synchrony Financial ............ 135,232 9,821,900
T. Rowe Price Group, Inc. ........ 35,920 3,796,026
Take-Two Interactive Software, Inc.
(f)
. 14,237 3,136,411
Tapestry, Inc. ................. 57,763 7,330,702
Target Corp. ................. 40,838 4,307,184
TD SYNNEX Corp. ............. 22,885 3,631,163
Tenaris SA .................. 337,216 7,490,564
Tesla, Inc.
(f)
.................. 255,265 109,868,609
Texas Instruments, Inc. .......... 20,195 4,353,032
Textron, Inc. ................. 110,555 9,735,473
Thermo Fisher Scientific, Inc. ...... 84,917 49,133,825
TJX Cos., Inc. (The) ............ 455,734 68,273,511
T-Mobile US, Inc. .............. 24,676 4,866,354
Toll Brothers, Inc. .............. 60,683 8,768,087
Trane Technologies plc .......... 175,210 73,689,822
TransDigm Group, Inc. .......... 9,480 13,533,079
TRI Pointe Homes, Inc.
(f)
......... 95,579 3,187,560
Tyler Technologies, Inc.
(f)
......... 13,975 5,162,365
Uber Technologies, Inc.
(f)
......... 208,167 16,663,768
Ulta Beauty, Inc.
(f)
.............. 7,101 4,596,903
Union Pacific Corp. ............ 143,488 33,734,029
United Airlines Holdings, Inc.
(f)
..... 446,638 45,700,000
UnitedHealth Group, Inc. ......... 84,701 24,303,258
Universal Health Services, Inc. , Class B 16,408 3,302,274
US Bancorp ................. 198,963 11,163,814
USA Rare Earth LLC, (Acquired
01/26/26, cost $10,778,079)
(f)(j)
... 501,306 11,239,281
Valero Energy Corp. ............ 30,997 5,623,786
Ventas, Inc. ................. 139,486 10,833,878
Verizon Communications, Inc. ..... 695,929 30,982,759
Vertex Pharmaceuticals, Inc.
(f)
..... 86,326 40,564,587
Vertiv Holdings Co. , Class A ...... 225,678 42,016,730
Viatris , Inc. .................. 1,452,163 19,008,814
Viking Holdings Ltd.
(f)
........... 11,875 856,781
Visa, Inc. , Class A ............. 34,498 11,102,491
Vistra Corp. ................. 217,204 34,394,253
Walmart, Inc. ................. 1,073,176 127,858,189
Security
Shares
Shares Value
United States (continued)
Walt Disney Co. (The) .......... 803,362 $ 90,619,234
Waste Management, Inc. ......... 22,952 5,100,852
Wealthfront Corp.
(f)(h)
............ 197,622 1,715,359
Wells Fargo & Co. ............. 1,164,425 105,368,818
Welltower, Inc. ................ 18,931 3,565,843
West Pharmaceutical Services, Inc. . 20,858 4,820,701
Williams Cos., Inc. (The) ......... 914,107 61,482,837
Wolfspeed , Inc.
(f)
.............. 6,549 102,557
Workday, Inc. , Class A
(f)
......... 25,896 4,548,114
Wynn Resorts Ltd. ............. 148,402 15,945,795
Zeitview , Series E-3 , Class E
(d)(f)
.... 2,096,035 2,090,502
Zimmer Biomet Holdings, Inc. ..... 65,417 5,695,858
Zoetis, Inc. , Class A ............ 205,325 25,628,667
7,816,463,125
Zambia — 0.0%
First Quantum Minerals Ltd.
(f)
...... 105,857 2,992,278
Total Common Stocks — 62.7%
(Cost: $6,874,844,596) ........................... 10,902,180,554
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.1%
Azule Energy Finance plc
(a)
8.25%, 01/22/31 ............ USD 4,200 4,204,620
8.63%, 01/22/33 ............ 3,019 3,018,215
7,222,835
Argentina — 0.0%
(a)
Telecom Argentina SA, 9.25%, 05/28/33 591 624,152
Vista Energy Argentina SAU, 8.50%,
06/10/33 ................. 309 320,974
945,126
Australia — 0.3%
AGL Energy Ltd., 5.77%, 09/30/35
(c)
. AUD 340 230,262
Ampol Ltd. , (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 2.00%),
5.85%, 10/30/55
(b)(c)
.......... 460 311,224
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. USD 687 660,454
AusNet Services Holdings Pty. Ltd.
(b)(c)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.77%), 5.62%,
02/04/56 ............... AUD 390 272,614
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.77%), 6.50%,
02/04/56 ............... 300 209,914
CIMIC Finance USA Pty. Ltd., 7.00%,
03/25/34
(c)
................ USD 200 216,867
Fortescue Treasury Pty. Ltd.
(a)
4.50%, 09/15/27 ............ 134 133,989
4.38%, 04/01/31 ............ 100 96,620
Insurance Australia Group Ltd. , (3-mo.
ASX Australia Bank Bill Short
Term Rates Mid + 1.68%), 5.39%,
06/15/37
(b)(c)
............... AUD 200 141,691
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ USD 899 944,318
8.50%, 05/01/30 ............ 2,479 2,569,822
7.00%, 04/01/31 ............ 100 105,096

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
National Australia Bank Ltd., (3-mo.
ASX Australia Bank Bill Short
Term Rates Mid + 1.70%), 5.77%,
07/30/40
(b)(c)
............... AUD 500 $ 344,028
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... 9,773 6,882,330
12.50%, 07/31/27 ........... 16,288 11,654,058
10.50%, 07/31/28 ........... 13,715 9,538,979
Pacific National Finance Pty. Ltd.,
(ADSWAP5 + 3.85%), 7.75%,
12/11/54
(b)(c)
............... 480 339,008
Patrick Terminals Finance Pty. Ltd.,
5.55%, 10/22/35
(c)
........... 580 389,719
Quintis Australia Pty. Ltd.
(a)(d)(f)(g)(n)(o)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 92,389 9,238,919
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 82,685 8
Santos Finance Ltd., 5.75%, 11/13/35
(a)
1,050 1,052,963
Scentre Group Trust 1, 5.35%,
09/18/35
(c)
................ AUD 1,970 1,322,095
Tabcorp Finance Pty. Ltd., 5.99%,
05/28/31
(c)
................ 500 345,041
Westpac Banking Corp., 6.14%,
11/13/45
(c)
................. 460 318,111
47,318,130
Austria — 0.0%
ams -OSRAM AG
(c)
2.13%, 11/03/27
(p)
........... EUR 4,700 5,341,335
10.50%, 03/30/29 ........... 700 879,742
6,221,077
Belgium — 0.0%
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(a)
...... USD 5,400 5,382,325
Brazil — 0.1%
Azul Secured Finance LLP, 9.88%,
02/15/31
(a)
................ 305 308,508
CSN Resources SA, 8.88%, 12/05/30
(c)
367 353,994
Eldorado Intl. Finance GmbH, 8.50%,
12/01/32
(a)
................ 498 521,147
LD Celulose International GmbH,
7.95%, 01/26/32
(a)
........... 680 715,618
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(a)
........... 330 292,325
7.25%, 06/30/31
(c)
........... 401 354,967
Nexa Resources SA, 6.75%, 04/09/34
(a)
362 392,109
Petrobras Global Finance BV, 6.75%,
01/27/41 ................. 1,282 1,285,205
PRIO Luxembourg Holding SARL,
6.75%, 10/15/30
(a)
........... 744 736,597
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 735 604,537
6.95%, 03/05/54 ............ 475 360,858
Samarco Mineracao SA, 9.00%, (9.00%
Cash or 9.00% PIK), 06/30/31
(c)(o)
. 1,272 1,272,768
Vale Overseas Ltd.
6.40%, 06/28/54 ............ 338 347,295
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.43%), 6.00%, 02/25/56
(a)(b)
.. 488 490,391
8,036,319
Security
Par (000)
Par (000) Value
Canada — 0.7%
1011778 BC ULC
(a)
4.38%, 01/15/28 ............ USD 256 $ 254,487
6.13%, 06/15/29 ............ 297 304,475
5.63%, 09/15/29 ............ 100 101,692
4.00%, 10/15/30 ............ 131 124,991
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
5,740 5,891,002
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... EUR 2,938 3,519,560
Bell Telephone Co. of Canada or Bell
Canada, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.39%), 6.88%, 09/15/55
(b)
.... USD 250 259,017
Bombardier, Inc.
(a)
8.75%, 11/15/30 ............ 100 107,167
7.25%, 07/01/31 ............ 124 131,646
7.00%, 06/01/32 ............ 171 179,502
Brookfield Residential Properties, Inc.,
4.88%, 02/15/30
(a)
........... 260 242,721
Garda World Security Corp.
(a)
7.75%, 02/15/28 ............ 146 149,104
6.00%, 06/01/29 ............ 100 98,399
8.25%, 08/01/32 ............ 481 491,517
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. 48,149 52,877,441
Jones Deslauriers Insurance
Management, Inc., 8.50%,
03/15/30
(a)
................ 110 115,015
Mattamy Group Corp., 6.00%,
12/15/33
(a)
................ 140 137,560
Methanex Corp., 5.13%, 10/15/27 ... 162 162,461
NOVA Chemicals Corp.
(a)
9.00%, 02/15/30 ............ 383 408,442
7.00%, 12/01/31 ............ 100 106,744
Open Text Corp., 3.88%, 12/01/29
(a)
. 148 137,371
Open Text Holdings, Inc.
(a)
4.13%, 02/15/30 ............ 246 228,512
4.13%, 12/01/31 ............ 95 85,345
Resort Communities LoanCo . LP,
13.00%, (13.00% Cash or 13.00%
PIK), 11/30/28
(a)(b)(d)(o)
......... 54,565 55,519,548
Rogers Communications, Inc.
(b)
Series NC5, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.65%), 7.00%,
04/15/55 ............... 55 57,050
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.62%), 7.13%, 04/15/55 .... 138 144,713
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.59%), 5.25%, 03/15/82
(a)
... 89 88,908
South Bow Canadian Infrastructure
Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.67%), 7.50%,
03/01/55
(b)
................ 146 154,336
TELUS Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.77%), 6.63%,
10/15/55
(b)
................ 127 129,887
Toucan FinCo . Ltd., 9.50%, 05/15/30
(a)
6,240 6,021,984
Wrangler Holdco Corp., 6.63%,
04/01/32
(a)
................ 164 170,654
128,401,251

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chile — 0.0%
(a)
AES Andes SA, 6.30%, 03/15/29 ... USD 200 $ 206,500
Corp. Nacional del Cobre de Chile,
5.53%, 01/30/37 ............ 660 662,161
WOM Chile Holdco SpA , 5.00%, (5.00%
Cash or 5.00% PIK), 04/01/32
(b)(o)(p)
1,655 1,486,215
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50% PIK), 04/01/31
(b)(o)
114 108,844
2,463,720
China — 0.1%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(p)
................ 4,238 7,424,930
China Ruyi Holdings Ltd., 0.00%,
01/31/27
(c)(e)(p)
.............. HKD 11,000 1,413,704
CMOC Capital Ltd., 0.00%, 01/24/27
(c)(e)
(p)
...................... USD 3,200 3,329,352
Fantasia Holdings Group Co. Ltd.
(c)(f)(n)
11.75%, 04/17/24 ........... 2,110 23,738
7.95%, 07/05/24 ............ 510 5,737
9.25%, 07/28/24 ............ 902 10,148
9.88%, 10/19/24 ............ 481 5,411
10.88%, 01/09/25 ........... 3,132 35,235
Fortune Star BVI Ltd.
(c)
3.95%, 10/02/26 ............ EUR 1,200 1,418,864
6.80%, 09/09/29 ............ USD 800 793,500
5.88%, 11/20/30 ............ EUR 580 680,628
GLP China Holdings Ltd., 2.95%,
03/29/26
(c)
................ USD 230 228,160
Hansoh Pharmaceutical Group Co. Ltd.,
0.00%, 02/03/33
(c)(e)(p)
......... HKD 14,000 1,780,891
Prosus NV, 4.03%, 08/03/50
(c)
..... USD 883 615,650
Zoomlion Heavy Industry Science
& Technology Co. Ltd., 0.70%,
02/05/31
(c)(p)
............... CNY 18,000 2,653,239
20,419,187
Colombia — 0.0%
ABRA Global Finance, 14.00%,
(14.00% Cash or 14.00% PIK),
10/22/29
(a)(o)
............... USD 677 701,281
Colombia Telecomunicaciones SA ESP,
4.95%, 07/17/30
(c)
........... 706 661,522
Gran Tierra Energy, Inc., 9.50%,
10/15/29
(a)
................ 819 653,153
SURA Asset Management SA, 6.35%,
05/13/32
(a)
................ 725 770,740
2,786,696
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%, 01/15/31
(a)
.... 437 462,263
Czech Republic — 0.1%
(c)
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30 ............ EUR 3,600 4,464,621
Czechoslovak Group A/S, 5.25%,
01/10/31 ................. 3,538 4,377,245
8,841,866
Denmark — 0.0%
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.30%,
02/24/31
(a)(b)(c)
.............. 1,013 1,125,204
Finland — 0.0%
(c)
Citycon Treasury BV
5.00%, 03/11/30 ............ 575 649,745
5.38%, 07/08/31 ............ 725 819,162
Security
Par (000)
Par (000) Value
Finland (continued)
Mehilainen Yhtiot Oy
5.13%, 06/30/32 ............ EUR 2,375 $ 2,856,234
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.39%, 06/30/32
(b)
... 431 513,067
4,838,208
France — 0.5%
Afflelou SAS, 6.00%, 07/25/29
(c)
.... 2,864 3,526,563
Altice France SA
(c)
5.50%, 10/15/31 ............ 559 641,845
5.63%, 07/15/32 ............ 556 641,848
Atos SE
(c)(q)
9.36%, 12/18/29 ............ 143 192,796
1.04%, 12/18/32 ............ 2,088 1,834,175
Bertrand Franchise Finance SAS,
(3-mo. EURIBOR + 3.75%), 5.78%,
07/18/30
(b)(c)
............... 1,238 1,437,284
Betclic Everest Group SAS, 5.13%,
12/10/31
(c)
................ 1,568 1,877,682
BNP Paribas SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.63%
(a)(b)(r)
... USD 848 844,822
Clariane SE, 0.88%, 03/06/27
(c)(p)
... EUR 3,098 2,122,025
Forvia SE
2.75%, 02/15/27
(c)
........... 1,272 1,505,130
6.75%, 09/15/33
(a)
........... USD 1,675 1,717,446
FR Bondco SAS, 6.88%, 10/31/32
(c)
. EUR 1,460 1,754,727
Goldstory SAS
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.05%, 02/01/30
(a)(b)
.. 3,297 3,808,076
6.75%, 02/01/30
(a)
........... 3,678 4,293,747
6.75%, 02/01/30
(c)
........... 226 263,835
Iliad SA, 4.25%, 01/09/32
(c)
....... 3,300 3,958,484
IPD 3 BV, 5.50%, 06/15/31
(c)
...... 4,504 5,320,683
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR + 3.63%), 5.64%,
07/01/29
(b)(c)
............... 2,837 3,383,175
Loxam SAS, 6.38%, 05/31/29
(c)
.... 4,432 5,430,668
Lune Holdings SARL, 5.63%, 11/15/28
(c)
2,747 317,493
Maya SAS
5.63%, 10/15/28
(c)
........... 7,356 8,841,203
7.00%, 10/15/28
(a)
........... USD 303 306,478
6.88%, 04/15/31
(c)
........... EUR 310 391,774
7.00%, 04/15/32
(a)
........... USD 200 204,992
New Immo Holding SA
(c)
5.88%, 04/17/28 ............ EUR 1,000 1,230,713
4.88%, 12/08/28 ............ 3,200 3,865,296
4.95%, 11/14/30 ............ 800 962,419
Opal Bidco SAS, 6.50%, 03/31/32
(a)
. USD 200 204,084
Paprec Holding SA, 4.13%, 07/15/30
(c)
EUR 3,606 4,305,698
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34 .... 2,200 2,748,781
(5-Year EURIBOR ICE Swap Rate +
2.20%), 4.75%, 03/24/37 .... 1,700 2,067,544
Sabena Technics SAS, (Acquired
10/28/22, cost $7,137,283), (3-mo.
EURIBOR + 5.00%), 7.02%,
09/30/29
(b)(d)(j)
.............. 7,221 8,559,866
Seche Environnement SACA, 4.50%,
03/25/30
(c)
................ 412 497,922
79,059,274
Germany — 0.5%
Alstria Office AG
(c)
4.25%, 10/15/29 ............ 1,000 1,183,219

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
5.50%, 03/20/31 ............ EUR 1,700 $ 2,071,961
APCOA GmbH , (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.14%,
04/15/31
(b)(c)
............... 1,864 2,209,888
BRANICKS Group AG, 2.25%,
09/22/26
(c)
................ 800 683,224
Commerzbank AG, (5-Year EUR Swap
Annual + 4.39%), 4.25%
(b)(c)(r)
.... 1,200 1,424,007
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(q)
.. 4,668 5,177,516
Deutsche Bank AG, (5-Year EURIBOR
ICE Swap Rate + 4.55%), 4.50%
(b)(c)
(r)
....................... 800 948,858
Dynamo Newco II GmbH, 6.25%,
10/15/31
(c)
................ 1,173 1,393,177
Envalior Deutschland Gmbh , 11.62%,
(11.62% Cash or 11.62% PIK),
04/01/31
(d)(o)
............... 13,270 14,216,605
Fressnapf Holding SE, 5.25%,
10/31/31
(c)
................ 1,322 1,574,535
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
2,624 3,147,064
IHO Verwaltungs GmbH
(c)(o)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(b)
.............. 4,042 4,967,394
7.00%, (7.00% Cash or 7.75% PIK),
11/15/31 ............... 2,501 3,208,631
Mahle GmbH, 6.50%, 05/02/31
(a)
... 4,782 5,911,312
MTU Aero Engines AG, 0.13%,
07/15/33
(c)(p)
............... 500 596,914
Nidda Healthcare Holding GmbH,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28%, 10/15/32
(b)(c)
.... 4,703 5,602,972
PrestigeBidCo GmbH , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.77%, 07/01/29
(b)(c)
.......... 2,141 2,556,857
Progroup AG
(a)
5.13%, 04/15/29 ............ 1,403 1,706,482
5.38%, 04/15/31 ............ 1,427 1,729,122
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 800 968,631
5.38%, 04/01/31 ............ 600 755,699
TAG Immobilien AG, 0.63%, 03/11/31
(c)
(p)
...................... 1,300 1,607,808
Techem Verwaltungsgesellschaft 675
mbH , 4.63%, 07/15/32
(c)
....... 800 954,587
TK Elevator Midco GmbH, 4.38%,
07/15/27
(c)
................ 10,325 12,283,576
TUI Cruises GmbH
6.25%, 04/15/29
(a)
........... 3,244 3,984,357
5.00%, 05/15/30
(c)
........... 994 1,212,532
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(p)
............... 1,700 1,955,467
ZF Europe Finance BV, 7.00%,
06/12/30
(c)
................ 2,100 2,653,310
ZF North America Capital, Inc.
(a)
6.88%, 04/14/28 ............ USD 550 567,872
7.13%, 04/14/30 ............ 2,891 2,958,618
6.75%, 04/23/30 ............ 879 881,316
7.50%, 03/24/31 ............ 150 153,748
6.88%, 04/23/32 ............ 150 149,575
91,396,834
Security
Par (000)
Par (000) Value
Greece — 0.0%
(b)(c)
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36 ................. EUR 2,676 $ 3,199,763
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35 ............ 1,357 1,741,479
4,941,242
Hong Kong — 0.0%
Cas Capital No. 2 Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.53%), 6.25%
(b)
(c)(r)
..................... USD 200 202,075
Elect Global Investments Ltd., 4.85%
(c)(r)
200 156,000
FWD Group Holdings Ltd.
(a)
5.25%, 09/22/30 ............ 500 502,340
5.84%, 09/22/35 ............ 950 960,640
HKT Capital No. 6 Ltd., 3.00%,
01/18/32
(c)
................ 900 828,036
Link Finance Cayman 2009 Ltd. (The),
4.88%, 02/02/36
(c)
........... 685 680,904
Melco Resorts Finance Ltd.
(a)
7.63%, 04/17/32 ............ 588 615,562
6.50%, 09/24/33 ............ 803 800,242
MTR Corp. CI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.46%), 5.63%
(b)(c)(r)
... 400 420,700
Peak RE Bvi Holding Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 5.63%
(b)
(c)(r)
..................... 425 429,648
5,596,147
India — 0.1%
Axis Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(b)(c)(r)
... 500 496,250
Clean Renewable Power Mauritius Pte.
Ltd., 4.25%, 03/25/27
(c)
........ 770 754,407
Continuum Energy Aura Pte. Ltd.,
9.50%, 02/24/27
(c)
........... 1,000 1,016,250
Continuum Green Energy India Pvt,
7.50%, 06/26/33
(c)
........... 306 319,044
Diamond II Ltd.
7.95%, 07/28/26
(a)
........... 600 600,000
7.95%, 07/28/26
(c)
........... 1,000 1,000,000
Greenko Wind Projects Mauritius Ltd.,
7.25%, 09/27/28
(a)
........... 202 206,398
India Cleantech Energy, 4.70%,
08/10/26
(c)
................ 759 753,019
India Green Power Holdings, 4.00%,
02/22/27
(c)
................ 520 509,834
IRB Infrastructure Developers Ltd.,
7.11%, 03/11/32
(c)
........... 500 521,190
Muthoot Finance Ltd.
(c)
6.38%, 04/23/29 ............ 300 306,900
6.38%, 03/02/30 ............ 1,235 1,264,146
5.75%, 08/04/30 ............ 285 284,644
Periama Holdings LLC, 5.95%,
04/19/26
(c)
................ 891 892,336
Piramal Finance Ltd., 7.80%, 01/29/28
(c)
315 324,450
REI Agro Ltd.
(d)(f)(n)(p)
5.50%, 11/13/14
(a)
........... 8,271 1
5.50%, 11/13/14
(c)
........... 44,430 4
ReNew Pvt Ltd., 5.88%, 03/05/27
(c)
.. 347 346,306

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
Renew Treasury Ifsc Pvt Ltd., 6.50%,
02/02/31
(a)
................ USD 628 $ 630,512
Sammaan Capital Ltd., 7.50%,
10/16/30
(c)
................ 1,020 1,026,691
Vedanta Resources Finance II plc
10.88%, 09/17/29
(a)
.......... 706 754,538
10.88%, 09/17/29
(c)
.......... 800 855,000
9.48%, 07/24/30
(c)
........... 260 273,780
11.25%, 12/03/31
(a)
.......... 292 323,390
9.85%, 04/24/33
(a)
........... 478 514,447
13,973,537
Indonesia — 0.0%
Freeport Indonesia PT
(c)
4.76%, 04/14/27 ............ 620 621,488
6.20%, 04/14/52 ............ 800 811,020
Medco Cypress Tree Pte. Ltd., 8.63%,
05/19/30
(a)
................ 357 376,778
Medco Laurel Tree Pte. Ltd., 6.95%,
11/12/28
(c)
................. 200 200,596
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29
(a)
........... 300 313,050
8.96%, 04/27/29
(c)
........... 1,000 1,043,500
Minejesa Capital BV
5.63%, 08/10/37
(a)
........... 781 772,300
5.63%, 08/10/37
(c)
........... 500 494,430
Nickel Industries Ltd., 9.00%,
09/30/30
(c)
................ 320 335,200
Star Energy Geothermal Darajat II,
4.85%, 10/14/38
(c)
........... 200 193,000
Star Energy Geothermal Wayang
Windu Ltd., 6.75%, 04/24/33
(c)
... 309 317,004
5,478,366
Ireland — 0.1%
Cedacri SpA , (3-mo. EURIBOR at
4.63% Floor + 4.63%), 6.69%,
05/15/28
(b)(c)
............... EUR 887 1,051,679
eircom Finance DAC, 5.00%, 04/30/31
(c)
2,625 3,165,764
Flutter Treasury DAC, 4.00%,
06/04/31
(c)
................ 1,888 2,236,284
GGAM Finance Ltd.
(a)
8.00%, 02/15/27 ............ USD 140 142,230
6.88%, 04/15/29 ............ 288 297,961
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(c)
. GBP 889 1,193,343
Virgin Media O2 Vendor Financing
Notes VII DAC, 7.50%, 07/15/33
(c)
EUR 2,766 3,265,118
11,352,379
Israel — 0.1%
Energean plc
5.63%, 05/12/31
(c)
........... 1,150 1,369,127
5.63%, 05/12/31
(a)
........... 575 684,563
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ 706 941,464
7.88%, 09/15/31 ............ 4,258 6,050,356
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 ............ USD 151 149,886
4.75%, 05/09/27 ............ 334 333,582
9,528,978
Security
Par (000)
Par (000) Value
Italy — 0.5%
A2A SpA , (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(b)(c)(r)
..... EUR 1,073 $ 1,324,714
Agrifarma SpA , 4.50%, 10/31/28
(a)
.. 9,506 11,333,424
Almaviva-The Italian Innovation Co.
SpA , 5.00%, 10/30/30
(c)
....... 3,501 4,114,205
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27%, 09/30/31
(b)
... 2,195 2,624,376
6.50%, 09/30/31 ............ 1,518 1,847,572
Dolcetto Holdco SpA
(c)
5.63%, 07/14/32 ............ 2,013 2,427,254
(3-mo. EURIBOR + 3.63%), 5.73%,
07/14/32
(b)
.............. 432 517,206
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
01/15/32
(b)(c)
............... 2,297 2,729,904
Engineering - Ingegneria Informatica -
SpA , 11.13%, 05/15/28
(c)
....... 4,426 5,486,369
Fedrigoni SpA , 6.13%, 06/15/31
(c)
... 3,500 4,005,158
Fiber Midco SpA , 10.75%, (10.75%
Cash or 10.75% PIK), 06/15/29
(c)(o)
1,440 1,285,233
Fibercop SpA
4.75%, 06/30/30
(c)
........... 774 939,371
5.13%, 06/30/32
(c)
........... 891 1,080,507
Series 2036, 7.20%, 07/18/36
(a)
.. USD 345 349,078
FIS Fabbrica Italiana Sintetici SpA
(c)
5.63%, 08/01/27 ............ EUR 2,032 2,409,631
(3-mo. EURIBOR + 3.25%), 5.27%,
02/05/31
(b)
.............. 672 796,412
Gruppo San Donato SpA , 6.50%,
10/31/31
(c)
................ 1,195 1,436,076
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 04/15/29
(c)
... 1,719 2,044,246
(3-mo. EURIBOR + 3.75%), 5.77%,
04/15/29
(a)
.............. 3,211 3,818,541
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b)(c)(r)
505 616,141
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.85%, 12/15/29
(b)(c)
1,178 1,399,252
Italmatch Chemicals SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.13%), 6.23%, 02/05/31
(b)
... 1,275 1,513,256
6.25%, 02/05/31 ............ 536 637,190
Itelyum Regeneration SpA , 5.75%,
04/15/30
(c)
................ 1,539 1,850,984
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 847 1,035,953
4.88%, 01/31/31 ............ 1,600 1,951,406
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.31%, 06/01/31
(b)
... 1,257 1,498,074
Midnights SPV SRL, (3-mo. EURIBOR
+ 3.15%), 5.20%, 08/22/26
(b)(c)(d)
.. 8,169 9,669,387
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.28%, 05/17/31
(b)
... 1,135 1,349,262
7.13%, 05/17/31 ............ 1,244 1,551,522
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.89%, 12/31/29
(b)
... 802 962,457
6.75%, 12/31/29 ............ 1,331 1,646,323
Snam SpA , Series IG, 1.75%,
01/14/31
(c)(p)
............... 2,200 2,620,314

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Taurus Law 130 Securities SRL,
(Acquired 07/14/23 , cost
$7,933,534), (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(b)(c)(d)(j)
.. EUR 7,166 $ 8,447,425
TeamSystem SpA
(c)
5.00%, 07/01/31 ............ 604 708,279
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.52%, 07/31/31
(b)
... 1,833 2,166,885
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.27%, 07/01/32
(b)
... 1,471 1,732,917
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 872 974,220
92,900,524
Jamaica — 0.0%
Digicel International Finance Ltd.,
8.63%, 08/01/32
(a)
........... 1,316 1,368,403
Japan — 0.2%
Kioxia Holdings Corp., 6.25%,
07/24/30
(a)
................ 213 220,042
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(c)
........... EUR 2,852 3,479,254
4.81%, 09/17/30
(a)
........... USD 520 490,903
7.75%, 07/17/32
(a)
........... 200 211,076
Nomura Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00%
(b)
(r)
....................... 500 519,457
Rakuten Group, Inc.
9.75%, 04/15/29
(a)
........... 200 224,071
9.75%, 04/15/29
(c)
........... 260 291,292
SoftBank Group Corp.
(c)
5.38%, 01/08/29 ............ EUR 2,744 3,340,651
3.38%, 07/06/29 ............ 265 304,685
5.25%, 10/10/29 ............ 1,354 1,634,970
6.88%, 01/10/31 ............ USD 736 732,147
5.88%, 07/10/31 ............ EUR 4,753 5,799,432
5.75%, 07/08/32 ............ 5,676 6,826,477
6.38%, 07/10/33 ............ 3,624 4,425,810
Sumitomo Mitsui Financial Group, Inc.,
(1-day SOFR + 1.36%), 5.57%,
01/15/47
(b)
................ USD 300 299,744
28,800,011
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... 3,583 3,197,969
10.38%, 03/31/29
(c)
.......... GBP 2,601 3,202,095
Deepocean Ltd., 6.00%, 04/08/31
(c)
.. EUR 866 1,064,357
7,464,421
Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
5.75%, 04/19/47
(c)
........... USD 617 578,129
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC,
4.25%, 11/03/26
(c)
........... 653 651,776
Luxembourg — 0.4%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(o)
................ EUR 7,176 8,848,968
Albion Financing 1 SARL
5.38%, 05/21/30
(c)
........... 2,009 2,460,268
7.00%, 05/21/30
(a)
........... USD 200 208,452
Altice Financing SA, 3.00%, 01/15/28
(c)
EUR 3,234 2,750,366
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Breakwater Energy Holdings SARL,
9.25%, 11/15/30
(a)
........... USD 1,450 $ 1,522,191
Currenta Group Holdings SARL
(c)
5.50%, 05/15/30 ............ EUR 1,512 1,837,620
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.06%, 05/15/32
(b)
... 701 833,211
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(c)
................ 3,559 4,108,175
Herens Holdco SARL, 4.75%,
05/15/28
(a)
................ USD 592 520,888
Herens Midco SARL, 5.25%, 05/15/29
(a)
EUR 5,067 3,107,964
INEOS Finance plc
7.50%, 04/15/29
(a)
........... USD 500 418,777
7.25%, 03/31/31
(c)
........... EUR 2,640 2,616,228
ION Platform Finance SARL
7.88%, 05/01/29
(a)
........... 5,180 5,972,362
6.50%, 09/30/30
(c)
........... 1,427 1,555,235
6.88%, 09/30/32
(c)
........... 1,099 1,174,402
Kleopatra Finco SARL, 0.00%,
01/30/31
(d)(e)
............... 3,521 3,756,121
Luna 1.5 SARL, 10.36%, (10.36% Cash
or 11.25% PIK), 07/01/32
(c)(o)
.... 1,421 1,758,697
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
.. 866 1,046,400
Maxam Prill SARL, 6.00%, 07/15/30
(c)
3,746 4,609,585
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ............ 1,419 1,563,694
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.31%, 02/15/30
(b)
... 1,200 1,336,167
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.25% PIK),
08/31/28
(o)
.............. 718 844,116
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(o)
.............. 3,241 3,826,021
5.63%, 06/08/30 ............ 4,186 4,888,023
61,563,931
Macau — 0.0%
MGM China Holdings Ltd., 5.88%,
05/15/26
(c)
................ USD 796 796,477
SJM International Ltd., 6.50%,
01/15/31
(c)
................ 500 495,750
Studio City Finance Ltd., 5.00%,
01/15/29
(c)
................ 1,822 1,763,423
Wynn Macau Ltd.
5.50%, 10/01/27
(a)
........... 222 221,558
5.63%, 08/26/28
(a)
........... 200 199,638
5.63%, 08/26/28
(c)
........... 1,915 1,911,534
6.75%, 02/15/34
(a)
........... 640 648,800
6,037,180
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%, 07/20/27 .. 700 681,331
Dua Capital Ltd., 2.78%, 05/11/31 ... 1,000 922,390
Gohl Capital Ltd., 4.25%, 01/24/27 .. 1,362 1,354,632
2,958,353
Mauritius — 0.3%
(d)
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)
.......... 24,828 25,820,972
Resurgent Trade and Investments Ltd.,
9.51%, 12/05/27
(c)
........... 18,815 18,862,038
44,683,010

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico — 0.2%
BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA
Mexico, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.38%), 7.63%, 02/11/35
(b)(c)
... USD 311 $ 328,626
Fomento Economico Mexicano SAB de
CV, 2.63%, 02/24/26
(c)(p)
....... EUR 6,100 7,228,419
Petroleos Mexicanos , 7.50%,
03/20/26
(a)
................ USD 25,612 25,644,015
Trust 2401
(a)
7.70%, 01/23/32 ............ 224 245,918
6.95%, 01/30/44 ............ 341 353,917
Trust Fibra Uno, 7.70%, 01/23/32
(c)
.. 447 488,303
34,289,198
Netherlands — 0.2%
Boels Topholding BV
6.25%, 02/15/29
(c)
........... EUR 5,924 7,239,189
5.75%, 05/15/30
(a)
........... 1,023 1,251,235
ING Groep NV
(b)(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88% ........... USD 2,400 2,349,803
(USISSO05 + 4.08%), 7.25%
(c)
.. 2,050 2,188,822
Sunrise FinCo . I BV, 4.88%, 07/15/31
(a)
5,820 5,574,512
Trivium Packaging Finance BV
6.63%, 07/15/30
(c)
........... EUR 720 900,444
12.25%, 01/15/31
(a)
.......... USD 489 535,068
VZ Secured Financing BV
5.00%, 01/15/32
(a)
........... 215 194,136
5.25%, 01/15/33
(c)
........... EUR 2,887 3,321,103
VZ Vendor Financing II BV, 2.88%,
01/15/29
(c)
................ 5,928 6,680,969
Ziggo BV, 4.88%, 01/15/30
(a)
...... USD 343 323,814
30,559,095
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28
(a)
. 740 736,300
Pakistan — 0.0%
Veon Midco BV, 3.38%, 11/25/27
(a)
.. 776 739,862
Peru — 0.0%
(a)
Marcobre SAC, 5.75%, 01/22/36 ... 561 557,676
Pluspetrol Camisea SA, 6.24%,
07/03/36 ................. 606 640,427
Volcan Cia Minera SAA, 8.50%,
10/28/32 ................. 661 684,135
1,882,238
Philippines — 0.0%
(c)(r)
ACEN Finance Ltd., 4.00% ....... 266 174,230
Globe Telecom, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.53%), 4.20%
(b)
400 398,500
Petron Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 7.57%), 5.95%
(b)
........... 245 244,138
San Miguel Global Power Holdings
Corp.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.40%), 8.13% ........... 1,000 1,010,000
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.12%), 8.38% ........... 300 303,375
2,130,243
Security
Par (000)
Par (000) Value
Portugal — 0.0%
EDP SA, (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%, 09/16/54
(b)(c)
EUR 2,200 $ 2,687,134
Republic of Turkiye — 0.0%
TAV Havalimanlari Holding A/S, 8.50%,
12/07/28
(c)
................ USD 594 614,790
Turk Telekomunikasyon A/S, 6.95%,
10/07/32
(a)
................ 611 623,409
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(a)
................ 681 723,137
1,961,336
Saudi Arabia — 0.0%
(b)(c)(r)
Al Rajhi Sukuk Ltd., (6-Year USD
Constant Maturity + 1.59%), 6.25% 1,181 1,188,747
Riyad T1 Sukuk Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.91%), 5.50% 500 493,975
1,682,722
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(a)(d)
............... 7,925 7,905,046
Lendlease Asia Treasury Pte. Ltd.,
(SDSOA5 + 4.46%), 3.90%
(b)(c)(r)
.. SGD 500 393,640
Puma International Financing SA,
7.75%, 04/25/29
(c)
........... USD 435 450,089
United Overseas Bank Ltd., (SDSOA7 +
0.94%), 3.00%
(b)(c)(r)
.......... SGD 1,000 784,726
9,533,501
Slovenia — 0.0%
United Group BV
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 6.31%, 02/15/31
(a)(b)
.. EUR 4,006 4,744,191
6.50%, 10/31/31
(c)
........... 857 1,051,058
5,795,249
South Africa — 0.0%
Bidvest Group UK plc (The), 6.20%,
09/17/32
(a)
................ USD 298 303,403
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(c)
................ EUR 1,425 1,612,342
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 214 212,219
6.50%, 09/27/28 ............ 551 547,727
Stillwater Mining Co., 4.50%, 11/16/29
(a)
630 604,800
3,280,491
South Korea — 0.0%
Tongyang Life Insurance Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
6.25%, 05/07/35
(b)(c)
.......... 500 520,205
Spain — 0.2%
(c)
Arena Luxembourg Finance SARL ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.55%, 05/01/30
(b)
..... EUR 1,912 2,287,552
Banco Bilbao Vizcaya Argentaria SA,
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(b)(r)
........... 1,000 1,308,366
Bankinter SA , (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(b)(r)
.. 1,000 1,280,107
CaixaBank SA
(b)(r)
(5-Year EUR Swap Annual +
6.35%), 5.88% ........... 2,000 2,456,069

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
(5-Year EURIBOR ICE Swap Rate +
3.94%), 6.25% ........... EUR 1,200 $ 1,521,989
Cellnex Telecom SA, 0.75%, 11/20/31
(p)
1,400 1,501,967
Cirsa Finance International SARL
7.88%, 07/31/28 ............ 4,003 4,939,641
4.88%, 10/15/31 ............ 660 799,068
(3-mo. EURIBOR + 3.00%), 5.10%,
10/15/32
(b)
.............. 968 1,158,026
Grifols SA
7.13%, 05/01/30 ............ 1,290 1,598,610
7.50%, 05/01/30 ............ 900 1,116,617
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(p)
........... 1,800 2,427,545
Kaixo Bondco Telecom SA, 5.13%,
09/30/29 ................. 1,841 2,206,559
24,602,116
Sweden — 0.1%
Heimstaden AB, 8.38%, 01/29/30
(c)
.. 705 894,367
Heimstaden Bostad Treasury BV,
1.38%, 03/03/27
(c)
........... 1,286 1,504,107
Intrum Investments & Financing AB
(c)
8.00%, 09/11/27 ............ 2,575 3,089,436
8.50%, 09/11/29 ............ 985 1,027,473
Stena International SA
7.25%, 01/15/31
(c)
........... USD 7,300 7,500,183
7.63%, 02/15/31
(a)
........... 200 206,983
Verisure Midholding AB, 5.25%,
02/15/29
(c)
................ EUR 5,268 6,252,421
20,474,970
Switzerland — 0.0%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 2,950 3,816,614
UBS Group AG , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.40%), 4.88%
(a)(b)(r)
... USD 886 882,769
VistaJet Malta Finance plc, 6.38%,
02/01/30
(a)
................ 285 270,398
4,969,781
Taiwan — 0.0%
Nanshan Life Pte. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.85%), 5.88%,
03/17/41
(b)(c)
............... 375 375,386
Thailand — 0.0%
(c)
GC Treasury Center Co. Ltd.
(b)(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.82%), 6.50% ........... 1,190 1,203,150
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.13% ........... 855 875,306
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(r)
....................... 596 594,882
Minor International PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 7.92%), 2.70%
(b)
(r)
....................... 1,000 990,930
Muang Thai Life Assurance PCL , (10-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
3.55%, 01/27/37
(b)
........... 251 248,377
Security
Par (000)
Par (000) Value
Thailand (continued)
Muangthai Capital PCL
6.88%, 09/30/28 ............ USD 1,000 $ 1,016,600
7.55%, 07/21/30 ............ 305 316,163
Thaioil Treasury Center Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.38%),
6.10%
(b)(r)
................. 315 316,355
5,561,763
Ukraine — 0.0%
(a)
MHP Lux SA, 10.50%, 07/28/29 .... 318 327,540
VF Ukraine PAT, 9.62%, 02/11/27
(q)
.. 452 445,600
773,140
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(b)(c)(r)
................ 555 588,300
Alpha Star Holding IX Ltd., 7.00%,
08/26/28
(c)
................ 720 736,200
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(a)
................ 578 562,897
Sobha Sukuk I Holding Ltd., 7.13%,
09/11/30
(c)
................. 554 559,889
2,447,286
United Kingdom — 1.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$9,571,497), 15.00%, (15.00% Cash
or 15.00% PIK), 06/19/26
(d) (j)(o)
... GBP 7,516 8,073,702
Amber Finco plc, 6.63%, 07/15/29
(c)
. EUR 3,411 4,230,059
Ardonagh Finco Ltd.
(a)
6.88%, 02/15/31 ............ 9,043 11,013,263
7.75%, 02/15/31 ............ USD 400 413,511
Avianca Midco 2 plc, 9.50%, 01/28/31
(a)
405 413,221
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 9,060 11,899,440
6.13%, 11/30/28
(c)
........... 503 660,642
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(a)
........... EUR 6,807 6,598,628
Bellis Acquisition Co. plc
8.00%, 07/01/31
(c)
........... 5,133 5,758,152
Biffa Group Holdings Ltd.
(c)
5.25%, 06/15/31 ............ 1,292 1,531,679
7.38%, 06/15/31 ............ GBP 2,575 3,582,491
Bracken MidCo1 plc, 6.75%, (6.75%
Cash or 7.50% PIK), 11/01/27
(c)(o)
. 1,133 1,542,471
British Telecommunications plc, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%),
4.88%, 11/23/81
(a)(b)
.......... USD 2,800 2,732,213
California Buyer Ltd.
5.63%, 02/15/32
(c)
........... EUR 1,873 2,246,326
6.38%, 02/15/32
(a)
........... USD 150 149,579
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(c)
................ GBP 749 1,071,808
Connect Finco SARL, 9.00%,
09/15/29
(a)
................ USD 280 297,183
ContourGlobal Power Holdings SA,
5.00%, 02/28/30
(c)
........... EUR 1,602 1,949,313
Deuce Finco plc
(c)
7.00%, 11/20/31 ............ GBP 1,804 2,505,037
(3-mo. EURIBOR + 3.50%), 5.55%,
11/20/32
(b)
.............. EUR 1,668 1,992,525
Edge Finco plc, 8.13%, 08/15/31
(c)
.. GBP 3,888 5,672,771

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
EG Global Finance plc, 12.00%,
11/30/28
(a)
................ USD 4,257 $ 4,607,696
Entain plc, 4.88%, 11/30/31
(c)
...... EUR 1,500 1,784,101
Froneri Lux FinCo SARL
(c)
4.75%, 08/01/32 ............ 1,791 2,141,524
Series JAN, 4.75%, 08/01/32 .... 236 282,189
Global Switch Finance BV, 1.38%,
10/07/30
(c)
................ 1,788 1,994,617
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 5,000 6,976,797
Howden UK Refinance plc, 8.13%,
02/15/32
(a)
................ USD 400 407,575
HSBC Holdings plc, (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 1.60%), 5.64%, 08/28/36
(b)(c)
AUD 400 271,476
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 ............ EUR 2,899 2,800,694
6.75%, 04/15/30 ............ 558 495,047
Ithaca Energy North Sea plc, 8.13%,
10/15/29
(a)
................ USD 1,800 1,876,154
Jaguar Land Rover Automotive plc
(a)
5.88%, 01/15/28 ............ 200 199,959
5.50%, 07/15/29 ............ 200 199,834
Lloyds Banking Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(b)(r)
.... GBP 325 466,460
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b)(r)
............... 939 832,337
4.88%, 09/26/31 ............ EUR 3,707 3,730,774
Motion Finco SARL, 7.38%, 06/15/30
(c)
1,382 1,429,542
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b)(r)
.... GBP 1,325 1,907,325
Ocado Group plc, 11.00%, 06/15/30
(c)
1,458 2,039,828
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 3,764 4,660,508
Pinewood Finco plc, 6.00%, 03/27/30
(a)
GBP 4,290 5,941,876
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
1,687 2,432,544
Standard Chartered plc
(b)(r)
(SDSOA5 + 2.26%), 4.30%
(c)
... SGD 250 198,196
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.87%), 7.00%
(a)
.......... USD 800 823,136
Stonegate Pub Co. Financing 2019 plc,
(3-mo. EURIBOR + 6.63%), 8.69%,
07/31/29
(b)(c)
............... EUR 1,055 1,235,388
Stonegate Pub Co. Financing plc,
10.75%, 07/31/29
(c)
.......... GBP 1,743 2,398,128
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(c)
........... 5,048 4,981,880
Trident Energy Finance plc, 12.50%,
11/30/29
(c)
................. USD 562 581,782
Virgin Media Secured Finance plc
5.50%, 05/15/29
(a)
........... 200 197,263
4.25%, 01/15/30
(c)
........... GBP 2,488 3,161,348
4.13%, 08/15/30
(c)
........... 3,450 4,285,568
4.50%, 08/15/30
(a)
........... USD 200 184,762
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28
(c)
....... GBP 8,538 11,661,888
Virgin Media Vendor Financing Notes IV
DAC, 5.00%, 07/15/28
(a)
....... USD 200 200,000
Vmed O2 UK Financing I plc
4.50%, 07/15/31
(c)
........... GBP 2,048 2,486,011
4.75%, 07/15/31
(a)
........... USD 1,633 1,492,166
5.63%, 04/15/32
(c)
........... EUR 734 858,556
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vodafone Group plc
(b)
(5-Year USD Swap Semi + 4.87%),
7.00%, 04/04/79 .......... USD 138 $ 145,518
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... 630 592,841
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 1,528 2,298,583
Zegona Finance plc
(c)
6.75%, 07/15/29 ............ EUR 3,188 3,965,988
6.75%, 07/15/29 ............ 2,595 3,227,870
166,789,743
United States — 4.6%
Acadia Healthcare Co., Inc.
(a)
5.50%, 07/01/28 ............ USD 25 24,703
5.00%, 04/15/29 ............ 100 96,006
7.38%, 03/15/33 ............ 251 247,937
Acrisure LLC
(a)
7.50%, 11/06/30 ............ 291 301,270
6.75%, 07/01/32 ............ 128 131,226
AdaptHealth LLC, 4.63%, 08/01/29
(a)
. 103 99,485
Adient Global Holdings Ltd.
(a)
7.00%, 04/15/28 ............ 100 102,274
7.50%, 02/15/33 ............ 300 311,503
ADT Security Corp. (The)
(a)
4.13%, 08/01/29 ............ 56 54,560
5.88%, 10/15/33 ............ 27 27,371
Advance Auto Parts, Inc.
3.90%, 04/15/30 ............ 370 341,918
7.38%, 08/01/33
(a)
........... 100 101,500
AECOM, 6.00%, 08/01/33
(a)
....... 123 126,001
Aethon I LP, (3-mo. CME Term SOFR +
6.15%), 9.80%, 01/10/27
(a)(b)(d)
... 5,775 5,774,613
Aethon United BR LP, 7.50%,
10/01/29
(a)
................ 199 209,407
Albertsons Cos., Inc.
(a)
4.63%, 01/15/27 ............ 308 307,770
3.50%, 03/15/29 ............ 179 171,798
5.63%, 03/31/32 ............ 150 149,848
6.25%, 03/15/33 ............ 100 102,110
Alexander Funding Trust II, 7.47%,
07/31/28
(a)
................ 2,591 2,758,617
Allegiant Travel Co., 7.25%, 08/15/27
(a)
1,807 1,827,468
Alliant Holdings Intermediate LLC
(a)
5.88%, 11/01/29 ............ 324 322,975
6.50%, 10/01/31 ............ 173 177,818
7.38%, 10/01/32 ............ 362 374,749
Allied Universal Holdco LLC
4.88%, 06/01/28
(c)
........... GBP 11,439 15,438,905
6.00%, 06/01/29
(a)
........... USD 365 361,899
7.88%, 02/15/31
(a)
........... 137 144,182
Allison Transmission, Inc.
(a)
4.75%, 10/01/27 ............ 88 87,999
3.75%, 01/30/31 ............ 100 94,263
Ally Financial, Inc.
6.70%, 02/14/33 ............ 100 104,244
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(b)
... 48 47,984
Alpha Generation LLC
(a)
6.75%, 10/15/32 ............ 169 175,219
6.25%, 01/15/34 ............ 22 22,143
Alumina Pty. Ltd., 6.38%, 09/15/32
(a)
. 200 207,912

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 4,908 $ 5,117,537
4.25%, 02/15/29 ............ 4,997 4,366,445
4.25%, 02/15/29
(p)
........... 1,994 1,844,450
10.50%, 07/15/32
(a)
.......... 316 340,708
Amentum Holdings, Inc., 7.25%,
08/01/32
(a)
................ 94 99,059
American Airlines Pass-Through Trust,
Series 2025-1, Class B, 5.65%,
11/11/34 .................. 1,994 2,005,769
American Airlines, Inc.
(a)
7.25%, 02/15/28 ............ 200 203,615
5.75%, 04/20/29 ............ 400 404,161
8.50%, 05/15/29 ............ 38 39,653
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 ............ 106 103,418
7.75%, 10/15/33
(a)
........... 185 190,314
American National Group, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.18%),
7.00%, 12/01/55
(b)
........... 43 43,426
AmeriGas Partners LP
(a)
9.38%, 06/01/28 ............ 38 39,292
9.50%, 06/01/30 ............ 267 286,160
AmWINS Group, Inc., 6.38%,
02/15/29
(a)
................ 124 127,234
Antero Midstream Partners LP
(a)
5.38%, 06/15/29 ............ 143 143,248
6.63%, 02/01/32 ............ 112 116,346
5.75%, 07/01/34 ............ 100 101,008
AP Grange Holdings LLC, (Acquired
06/21/24, cost $6,812,266), 6.50%,
03/20/45
(d)(j)
................ 6,812 7,203,971
APLD ComputeCo LLC, 9.25%,
12/15/30
(a)
................ 415 431,079
Aramark Services, Inc., 5.00%,
02/01/28
(a)
................ 43 42,976
Arches Buyer, Inc., 4.25%, 06/01/28
(a)
120 118,020
Archrock Partners LP, 6.63%,
09/01/32
(a)
................ 92 95,367
Ardagh Group SA
9.50%, 12/01/30
(a)
........... 9,586 10,358,256
12.00%, (12.00% Cash or 6.50%
PIK), 12/01/30
(a)(b)(o)
........ 18,934 17,615,720
12.00%, (12.00% Cash or 7.50%
PIK), 12/01/30
(b)(c)(o)
........ EUR 7,674 8,435,439
Ardagh Metal Packaging Finance USA
LLC
2.00%, 09/01/28
(c)
........... 1,995 2,310,009
4.00%, 09/01/29
(a)
........... USD 300 284,971
Ardagh Packaging Finance plc, 9.50%,
12/01/30
(c)
................ 4,560 4,927,225
Aretec Group, Inc., 10.00%, 08/15/30
(a)
180 193,894
Arsenal AIC Parent LLC
(a)
8.00%, 10/01/30 ............ 139 147,207
11.50%, 10/01/31 ........... 117 128,924
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ............ 100 99,655
4.63%, 11/15/29
(a)
........... 100 98,478
5.00%, 02/15/32
(a)
........... 124 120,503
Ascent Resources Utica Holdings LLC
(a)
5.88%, 06/30/29 ............ 110 110,746
6.63%, 07/15/33 ............ 61 63,165
Ashton Woods USA LLC, 6.88%,
08/01/33
(a)
................ 1,472 1,485,127
ATI, Inc., 7.25%, 08/15/30 ........ 112 117,410
Security
Par (000)
Par (000) Value
United States (continued)
Avantor Funding, Inc.
(a)
4.63%, 07/15/28 ............ USD 194 $ 192,507
3.88%, 11/01/29 ............ 141 135,394
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
339 344,857
Avient Corp., 7.13%, 08/01/30
(a)
.... 100 102,860
Avis Budget Car Rental LLC
(a)
8.00%, 02/15/31 ............ 110 112,450
8.38%, 06/15/32 ............ 389 400,175
Axon Enterprise, Inc., 6.13%,
03/15/30
(a)
................ 69 70,928
Azorra Finance Ltd., 7.75%, 04/15/30
(a)
246 258,898
Ball Corp.
6.00%, 06/15/29 ............ 306 315,063
4.25%, 07/01/32 ............ EUR 1,971 2,387,018
Bath & Body Works, Inc.
7.50%, 06/15/29 ............ USD 120 122,549
6.63%, 10/01/30
(a)
........... 93 95,242
Bausch + Lomb Corp., 8.38%,
10/01/28
(a)
................ 790 823,575
Bausch + Lomb Netherlands BV , (3-mo.
EURIBOR at 0.00% Floor + 3.88%),
5.89%, 01/15/31
(b)(c)
.......... EUR 1,067 1,277,544
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ USD 1,593 1,518,194
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(c)
........... EUR 1,521 1,846,001
10.00%, (10.00% Cash or 10.75%
PIK), 07/15/33
(a)(o)
......... USD 316 346,338
Beignet Investor LLC, 6.58%,
05/30/49
(a)
................ 31,037 32,316,245
Block, Inc.
5.63%, 08/15/30
(a)
........... 352 358,281
6.50%, 05/15/32 ............ 217 225,453
6.00%, 08/15/33
(a)
........... 28 28,601
Blue Racer Midstream LLC, 7.00%,
07/15/29
(a)
................ 100 104,209
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ 10,181 10,025,516
Breeze Aviation Group, Inc.
(d)(j)(o)
(Acquired 01/26/24 , cost
$10,343,265) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28 10,343 10,756,996
Series B,(Acquired 01/26/24, cost
$5,171,633) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28 5,172 5,378,498
Brink's Co. (The), 6.75%, 06/15/32
(a)
. 200 208,183
Buckeye Partners LP
4.13%, 12/01/27 ............ 184 181,880
6.88%, 07/01/29
(a)
........... 105 109,162
Builders FirstSource , Inc.
(a)
5.00%, 03/01/30 ............ 169 168,384
4.25%, 02/01/32 ............ 107 101,985
6.38%, 03/01/34 ............ 217 224,525
Caesars Entertainment, Inc.
(a)
4.63%, 10/15/29 ............ 173 166,143
7.00%, 02/15/30 ............ 221 228,209
6.00%, 10/15/32 ............ 100 97,286
California Resources Corp.
(a)
8.25%, 06/15/29 ............ 2,222 2,337,056
7.00%, 01/15/34 ............ 2,679 2,702,267
Calpine Corp.
(a)
4.50%, 02/15/28 ............ 116 115,898
5.13%, 03/15/28 ............ 193 192,905

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CCO Holdings LLC
(a)
5.13%, 05/01/27 ............ USD 126 $ 126,051
5.00%, 02/01/28 ............ 199 197,904
5.38%, 06/01/29 ............ 150 148,336
6.38%, 09/01/29 ............ 100 100,956
4.75%, 03/01/30 ............ 200 191,060
4.50%, 08/15/30 ............ 276 259,396
4.25%, 02/01/31 ............ 615 563,060
4.75%, 02/01/32 ............ 1,902 1,737,259
4.50%, 06/01/33 ............ 224 195,993
4.25%, 01/15/34 ............ 192 162,181
7.38%, 02/01/36 ............ 100 100,120
Celanese US Holdings LLC
6.50%, 04/15/30 ............ 108 109,880
7.00%, 02/15/31 ............ 134 137,065
7.38%, 07/15/32
(q)
........... 213 222,221
7.38%, 02/15/34 ............ 409 416,191
Centene Corp., 4.25%, 12/15/27 ... 7,000 6,958,382
Century Communities, Inc., 3.88%,
08/15/29
(a)
................ 146 138,945
Charles River Laboratories
International, Inc., 3.75%, 03/15/29
(a)
191 184,233
Chemours Co. (The)
(a)
4.63%, 11/15/29 ............ 186 173,443
8.00%, 01/15/33 ............ 284 284,748
Chobani LLC, 7.63%, 07/01/29
(a)
... 195 202,810
Chord Energy Corp., 6.00%, 10/01/30
(a)
181 184,529
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 25 24,996
4.75%, 01/15/28 ............ 235 234,198
6.75%, 05/01/31 ............ 100 103,033
Cinemark USA, Inc., 7.00%, 08/01/32
(a)
161 166,591
Cipher Compute LLC, 7.13%,
11/15/30
(a)
................ 564 581,152
Citigroup, Inc., 5.92%, 12/11/30
(b)(d)
.. 9,218 9,191,176
Clarios Global LP
4.75%, 06/15/31
(c)
........... EUR 2,538 3,056,533
6.75%, 09/15/32
(a)
........... USD 399 412,977
Clarivate Science Holdings Corp.,
3.88%, 07/01/28
(a)
........... 167 157,612
Clean Harbors, Inc., 6.38%, 02/01/31
(a)
100 102,394
Clear Channel Outdoor Holdings, Inc.
(a)
7.88%, 04/01/30 ............ 271 285,327
7.13%, 02/15/31 ............ 100 104,280
7.50%, 03/15/33 ............ 145 154,068
Clearway Energy Operating LLC
(a)
4.75%, 03/15/28 ............ 21 20,985
3.75%, 02/15/31 ............ 146 136,737
Cleveland-Cliffs, Inc.
(a)
6.88%, 11/01/29 ............ 174 180,822
7.00%, 03/15/32 ............ 211 216,536
7.38%, 05/01/33 ............ 45 46,959
7.63%, 01/15/34 ............ 282 295,346
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 2,818 2,800,437
9.00%, 09/30/29 ............ 2,124 2,144,754
8.25%, 06/30/32 ............ 1,962 1,995,517
6.63%, 08/15/33 ............ 100 95,859
Clydesdale Acquisition Holdings, Inc.
(a)
6.63%, 04/15/29 ............ 82 82,722
8.75%, 04/15/30 ............ 1,900 1,901,361
CNX Resources Corp.
(a)
7.38%, 01/15/31 ............ 10 10,357
7.25%, 03/01/32 ............ 100 104,622
Security
Par (000)
Par (000) Value
United States (continued)
Cogent Communications Group LLC
(a)
7.00%, 06/15/27 ............ USD 84 $ 83,495
6.50%, 07/01/32 ............ 230 211,201
Columbus McKinnon Corp., 7.13%,
02/01/33
(a)
................ 44 44,229
Community Health Systems, Inc.
(a)
5.25%, 05/15/30 ............ 100 94,292
4.75%, 02/15/31 ............ 175 156,983
10.88%, 01/15/32 ........... 437 470,447
9.75%, 01/15/34 ............ 378 394,096
Comstock Resources, Inc.
(a)
6.75%, 03/01/29 ............ 373 373,463
5.88%, 01/15/30 ............ 138 134,646
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(e)(p)
..................... 894 1,042,627
CoreWeave , Inc.
(a)
9.25%, 06/01/30 ............ 494 486,293
9.00%, 02/01/31 ............ 149 144,866
1.75%, 12/01/31
(p)
........... 1,114 1,284,470
Credit Acceptance Corp., 6.63%,
03/15/30
(a)
................ 336 336,330
Crescent Energy Finance LLC
(a)
7.63%, 04/01/32 ............ 76 75,383
7.88%, 04/15/32 ............ 326 324,348
7.38%, 01/15/33 ............ 2,370 2,293,633
8.38%, 01/15/34 ............ 291 293,754
CrossCountry Intermediate HoldCo
LLC, 6.75%, 12/01/32
(a)
....... 163 164,340
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 6,480 5,719,530
11.25%, 05/15/28 ........... 1,398 1,120,477
11.75%, 01/31/29 ........... 3,068 2,237,081
Cushman & Wakefield US Borrower
LLC, 6.75%, 05/15/28
(a)
....... 161 162,008
CVR Energy, Inc.
(a)
5.75%, 02/15/28 ............ 113 112,925
8.50%, 01/15/29 ............ 160 166,760
7.50%, 02/15/31 ............ 268 267,436
CVS Health Corp., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.89%), 7.00%,
03/10/55
(b)
................ 318 332,833
Dana Financing Luxembourg SARL,
8.50%, 07/15/31
(c)
........... EUR 2,883 3,638,399
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ 2,347 2,838,951
Darling Ingredients, Inc., 6.00%,
06/15/30
(a)
................ USD 161 163,144
DaVita, Inc.
(a)
4.63%, 06/01/30 ............ 355 341,587
6.88%, 09/01/32 ............ 107 110,214
6.75%, 07/15/33 ............ 200 205,278
Delek Logistics Partners LP
(a)
7.13%, 06/01/28 ............ 141 141,932
8.63%, 03/15/29 ............ 73 76,345
7.38%, 06/30/33 ............ 100 102,832
DENTSPLY SIRONA, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.38%), 8.38%,
09/12/55
(b)
................ 242 238,879
DirecTV Financing LLC
(a)
8.88%, 02/01/30 ............ 260 263,252
10.00%, 02/15/31 ........... 617 635,565
Discovery Communications LLC
5.00%, 09/20/37 ............ 342 264,188

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.35%, 06/01/40 ............ USD 436 $ 359,835
DISH Network Corp., 3.38%, 08/15/26
(p)
1,604 1,543,850
EchoStar Corp.
10.75%, 11/30/29 ........... 345 378,196
6.75%, (6.75 % Cash or 6.75% PIK),
11/30/30
(o)
.............. 345 351,119
Edgewell Personal Care Co., 4.13%,
04/01/29
(a)
................ 238 228,163
Edison International
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53 .... 156 161,441
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.66%), 7.88%, 06/15/54 .... 65 67,701
EMRLD Borrower LP, 6.63%,
12/15/30
(a)
................ 284 293,962
Encompass Health Corp.
4.50%, 02/01/28 ............ 129 128,393
4.75%, 02/01/30 ............ 37 36,830
Endo Finance Holdings LP, 8.50%,
04/15/31
(a)
................ 279 295,212
Energizer Holdings, Inc.
(a)
4.75%, 06/15/28 ............ 230 227,546
4.38%, 03/31/29 ............ 15 14,407
Energy Transfer LP, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.50%,
02/15/56
(b)
................ 172 172,008
Entegris , Inc.
(a)
4.75%, 04/15/29 ............ 163 162,877
5.95%, 06/15/30 ............ 111 113,263
EQT Corp., 7.50%, 06/01/30 ...... 865 952,042
EquipmentShare.com, Inc.
(a)
9.00%, 05/15/28 ............ 149 155,712
8.63%, 05/15/32 ............ 228 243,738
Fair Isaac Corp., 4.00%, 06/15/28
(a)
. 143 140,631
Fertitta Entertainment LLC, 6.75%,
01/15/30
(a)
................ 611 577,802
Fifth Third Bancorp
(b)
(1-day SOFR + 0.95%), 4.57%,
04/29/32 ............... 1,304 1,302,830
(1-day SOFR + 1.24%), 5.14%,
01/29/37 ............... 479 475,711
Figeac Aero North America,
Inc., (Acquired 07/16/25, cost
$7,621,252), 7.79%, 07/23/30
(c)(d)(j)
EUR 6,550 7,725,222
First Citizens BancShares , Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 11,287 11,481,024
FirstCash , Inc., 4.63%, 09/01/28
(a)
.. 168 166,772
Five Point Operating Co. LP, 8.00%,
10/01/30
(a)
................ 497 516,555
Flash Compute LLC, 7.25%, 12/31/30
(a)
256 256,869
FLYR - Secured Note, 10.00%,
05/10/27
(d)
................ 6,402 1,334,136
Focus Financial Partners LLC, 6.75%,
09/15/31
(a)
................ 100 102,373
Ford Motor Credit Co. LLC
6.95%, 03/06/26 ............ 1,425 1,427,441
6.95%, 06/10/26 ............ 3,506 3,532,995
4.54%, 08/01/26 ............ 1,396 1,394,097
5.13%, 11/05/26 ............ 2,822 2,837,913
4.27%, 01/09/27 ............ 2,830 2,828,470
Security
Par (000)
Par (000) Value
United States (continued)
Freedom Mortgage Corp., 12.25%,
10/01/30
(a)
................ USD 214 $ 235,909
Freedom Mortgage Holdings LLC
(a)
9.25%, 02/01/29 ............ 100 104,687
6.88%, 05/01/31 ............ 257 255,040
9.13%, 05/15/31 ............ 118 124,758
8.38%, 04/01/32 ............ 111 116,115
Frontier Communications Holdings
LLC
(a)
6.75%, 05/01/29 ............ 4,207 4,221,771
6.00%, 01/15/30 ............ 1,000 1,008,768
8.75%, 05/15/30 ............ 9,313 9,603,467
8.63%, 03/15/31 ............ 6,905 7,219,150
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 7,885 8,160,975
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 5,085 5,237,550
FTAI Aviation Investors LLC
(a)
5.50%, 05/01/28 ............ 143 143,137
7.88%, 12/01/30 ............ 100 106,030
7.00%, 05/01/31 ............ 100 105,217
5.88%, 04/15/33 ............ 125 126,735
Full House Resorts, Inc., 8.25%,
02/15/28
(a)
................ 262 238,747
Gap, Inc. (The), 3.88%, 10/01/31
(a)
.. 101 93,633
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 92 92,769
7.13%, 09/30/30 ............ 179 183,461
Genesis Energy LP
7.88%, 05/15/32 ............ 240 250,443
8.00%, 05/15/33 ............ 300 313,099
GEO Group, Inc. (The), 8.63%,
04/15/29 ................. 215 224,833
Global Atlantic Fin Co., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.61%), 7.95%,
10/15/54
(a)(b)
............... 100 103,363
Global Medical Response, Inc., 7.38%,
10/01/32
(a)
................ 298 308,129
Global Net Lease, Inc., 3.75%,
12/15/27
(a)
................ 200 194,610
Global Partners LP
(a)
8.25%, 01/15/32 ............ 63 66,405
7.13%, 07/01/33 ............ 100 102,431
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(a)
................ 130 129,836
Goldman Sachs Group, Inc. (The)
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.18%), 5.39%, 02/02/41 .... 1,140 1,129,371
(1-day SOFR + 1.32%), 5.54%,
01/21/47 ............... 820 807,745
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 ............ 90 89,708
6.63%, 07/15/30 ............ 100 102,097
5.25%, 07/15/31 ............ 100 95,247
5.63%, 04/30/33 ............ 75 71,503
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ 1,905 647,785
5.50%, 05/01/28 ............ 1,300 1,085,709
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(a)
................ 21,656 21,377,743
Graphic Packaging International LLC
(a)
3.50%, 03/15/28 ............ 100 96,907
6.38%, 07/15/32 ............ 29 29,325
Gray Media, Inc., 9.63%, 07/15/32
(a)
. 641 660,840

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Group 1 Automotive, Inc., 6.38%,
01/15/30
(a)
................ USD 129 $ 132,421
GS Finance Corp.
(b)
(10-Year USD Constant Maturity +
0.00%), 8.75%, 02/14/30 .... 26,850 26,835,125
5.95%, 01/15/31 ............ 24,290 24,290,000
HA Sustainable Infrastructure Capital,
Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.30%), 8.00%, 06/01/56
(b)
.... 101 105,949
Harvest Midstream I LP, 7.50%,
09/01/28
(a)
................ 243 246,340
Herc Holdings, Inc.
(a)
6.63%, 06/15/29 ............ 16 16,558
7.00%, 06/15/30 ............ 271 284,432
7.25%, 06/15/33 ............ 126 133,347
Hess Midstream Operations LP
(a)
5.88%, 03/01/28 ............ 159 162,017
6.50%, 06/01/29 ............ 76 78,660
5.50%, 10/15/30 ............ 124 125,308
Hilcorp Energy I LP
(a)
6.00%, 04/15/30 ............ 60 59,035
8.38%, 11/01/33 ............ 112 116,282
6.88%, 05/15/34 ............ 438 422,113
Hilton Domestic Operating Co., Inc.
(a)
5.88%, 04/01/29 ............ 355 363,212
4.00%, 05/01/31 ............ 203 193,773
Hilton Grand Vacations Borrower LLC
(a)
5.00%, 06/01/29 ............ 114 110,840
4.88%, 07/01/31 ............ 122 113,791
6.63%, 01/15/32 ............ 100 102,218
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ................. 106 106,038
HLF Financing SARL LLC, 4.88%,
06/01/29
(a)
................ 400 379,596
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 38,780 38,927,364
Howard Hughes Corp. (The), 5.38%,
08/01/28
(a)
................ 165 164,965
Howard Midstream Energy Partners
LLC, 7.38%, 07/15/32
(a)
....... 128 135,207
HUB International Ltd., 7.25%,
06/15/30
(a)
................ 505 526,894
Huntsman International LLC
4.50%, 05/01/29 ............ 97 93,337
2.95%, 06/15/31 ............ 87 74,276
Hyundai Capital America , (1-day SOFR
+ 1.35%), 5.02%, 03/27/30
(b)(c)
... 500 506,842
iHeartCommunications , Inc.
(a)
9.13%, 05/01/29 ............ 307 290,115
7.75%, 08/15/30 ............ 225 192,634
Imola Merger Corp., 4.75%, 05/15/29
(a)
169 166,284
Inversion Escrow Issuer LLC, 6.75%,
08/01/32
(a)
................ 339 335,778
ION Platform Finance US, Inc.
(a)
5.75%, 05/15/28 ............ 2,000 1,896,332
9.50%, 05/30/29 ............ 244 235,299
7.88%, 09/30/32 ............ 400 350,806
IQVIA, Inc., 5.00%, 10/15/26
(a)
..... 400 399,855
Iron Mountain, Inc.
5.00%, 07/15/28
(a)
........... 255 254,440
7.00%, 02/15/29
(a)
........... 222 228,113
5.25%, 07/15/30
(a)
........... 316 312,903
5.63%, 07/15/32
(a)
........... 212 209,344
4.75%, 01/15/34
(c)
........... EUR 2,020 2,336,256
Security
Par (000)
Par (000) Value
United States (continued)
4.75%, 01/15/34
(c)
........... EUR 695 $ 803,811
ITT Holdings LLC, 6.50%, 08/01/29
(a)
USD 316 304,653
Jane Street Group
(a)
7.13%, 04/30/31 ............ 346 363,789
6.13%, 11/01/32 ............ 264 268,886
Jefferies Finance LLC, 5.00%,
08/15/28
(a)
................ 403 390,739
Jefferson Capital Holdings LLC, 8.25%,
05/15/30
(a)
................ 124 130,651
JetBlue Airways Corp., 9.88%,
09/20/31
(a)
................ 435 436,900
JetBlue Pass-Through Trust, Series
2019-1, Class AA , 2.75%, 05/15/32 950 849,339
Jose Andres Group 1L Notes, 10.00%,
11/14/32
(d)
................ 7,163 5,390,157
JPMorgan Chase & Co.
(b)
Series OO, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.15%), 6.50%
(r)
... 410 426,614
(1-day SOFR + 1.30%), 5.19%,
02/05/37 ............... 1,301 1,295,673
K. Hovnanian Enterprises, Inc., 8.38%,
10/01/33
(a)
................ 211 215,641
Kaiser Aluminum Corp., 4.50%,
06/01/31
(a)
................ 61 58,888
KeHE Distributors LLC, 9.00%,
02/15/29
(a)
................ 303 317,473
KFC Holding Co., 4.75%, 06/01/27
(a)
. 39 39,059
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
229 235,805
King US Bidco , Inc., (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
12/01/32
(b)(c)
............... EUR 2,370 2,819,024
Kodiak Gas Services LLC
(a)
7.25%, 02/15/29 ............ USD 100 103,722
6.50%, 10/01/33 ............ 100 102,428
Kohl's Corp., 5.13%, 05/01/31
(q)
.... 314 268,811
Kronos International, Inc., 9.50%,
03/15/29
(c)
................ EUR 1,641 1,767,318
Ladder Capital Finance Holdings
LLLP
(a)
4.25%, 02/01/27 ............ USD 300 298,358
7.00%, 07/15/31 ............ 100 106,088
Lamar Media Corp., 4.88%, 01/15/29 263 263,026
Lamb Weston Holdings, Inc., 4.38%,
01/31/32
(a)
................ 131 124,806
LCM Investments Holdings II LLC
(a)
4.88%, 05/01/29 ............ 100 98,538
8.25%, 08/01/31 ............ 207 218,066
Lessen LLC , (3-mo. CME Term SOFR +
8.50%), 12.76%, 01/05/28
(a)(b)(d)
.. 20,713 16,069,477
Level 3 Financing, Inc.
(a)
6.88%, 06/30/33 ............ 490 504,941
7.00%, 03/31/34 ............ 182 188,516
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 3,959 3,861,282
LifePoint Health, Inc.
(a)
9.88%, 08/15/30 ............ 365 391,585
11.00%, 10/15/30 ........... 146 159,224
Light & Wonder International, Inc.,
7.50%, 09/01/31
(a)
........... 134 140,224
Lithia Motors, Inc.
(a)
4.63%, 12/15/27 ............ 100 99,811
5.50%, 10/01/30 ............ 86 86,382
4.38%, 01/15/31 ............ 82 78,930
Live Nation Entertainment, Inc.
(a)
4.75%, 10/15/27 ............ 132 131,959
2.88%, 10/15/31
(p)
........... 935 932,943

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Magnera Corp.
(a)
4.75%, 11/15/29 ............ USD 100 $ 90,363
7.25%, 11/15/31 ............ 170 160,652
Marriott Ownership Resorts, Inc.,
6.50%, 10/01/33
(a)
........... 219 208,377
Matador Resources Co.
(a)
6.50%, 04/15/32 ............ 100 101,825
6.25%, 04/15/33 ............ 148 149,161
Match Group Holdings II LLC
(a)
5.00%, 12/15/27 ............ 100 99,981
4.63%, 06/01/28 ............ 114 112,912
4.13%, 08/01/30 ............ 46 43,358
Mauser Packaging Solutions Holding
Co.
(a)
7.88%, 04/15/30 ............ 2,260 2,302,375
9.25%, 04/15/30 ............ 707 695,478
McAfee Corp., 7.38%, 02/15/30
(a)
... 545 433,602
McGraw-Hill Education, Inc.
(a)
5.75%, 08/01/28 ............ 100 100,443
7.38%, 09/01/31 ............ 109 114,593
Medline Borrower LP
(a)
3.88%, 04/01/29 ............ 438 428,241
6.25%, 04/01/29 ............ 306 315,826
5.25%, 10/01/29 ............ 140 140,242
MGM Resorts International
5.50%, 04/15/27 ............ 29 29,185
4.75%, 10/15/28 ............ 100 99,813
6.13%, 09/15/29 ............ 100 102,280
6.50%, 04/15/32 ............ 484 495,476
Millrose Properties, Inc.
(a)
6.38%, 08/01/30 ............ 83 84,717
6.25%, 09/15/32 ............ 142 143,601
Miter Brands Acquisition Holdco, Inc.,
6.75%, 04/01/32
(a)
........... 145 148,924
MKS, Inc., 4.25%, 02/15/34
(c)
...... EUR 4,697 5,567,427
Mohegan Tribal Gaming Authority,
11.88%, 04/15/31
(a)
.......... USD 470 493,668
Molina Healthcare, Inc.
(a)
4.38%, 06/15/28 ............ 100 98,223
3.88%, 11/15/30 ............ 175 161,415
3.88%, 05/15/32 ............ 132 118,780
Morgan Stanley, (1-day SOFR +
1.18%), 5.07%, 01/30/37
(b)
..... 1,301 1,294,952
Morgan Stanley Private Bank NA,
(1-day SOFR + 0.76%), 4.21%,
02/08/30
(b)
................ 2,314 2,314,872
MPT Operating Partnership LP, 7.00%,
02/15/32
(c)
................ EUR 1,680 2,081,720
Murphy Oil USA, Inc., 3.75%,
02/15/31
(a)
................ USD 110 103,322
NCL Corp. Ltd.
(a)
7.75%, 02/15/29 ............ 44 47,022
6.75%, 02/01/32 ............ 407 417,096
NCL Finance Ltd., 6.13%, 03/15/28
(a)
88 90,456
NCR Atleos Corp., 9.50%, 04/01/29
(a)
4,278 4,584,801
NCR Voyix Corp., 5.13%, 04/15/29
(a)
. 239 235,539
Neptune Bidco US, Inc., 10.38%,
05/15/31
(a)
................ 410 433,490
New Generation Co., 10.34%,
09/30/29
(a)(b)(d)
.............. 16,805 16,888,753
Newell Brands, Inc.
8.50%, 06/01/28
(a)
........... 100 104,845
6.63%, 09/15/29 ............ 158 158,168
6.63%, 05/15/32 ............ 136 133,189
Security
Par (000)
Par (000) Value
United States (continued)
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ USD 100 $ 100,026
4.75%, 11/01/28 ............ 145 144,124
Nissan Motor Acceptance Co. LLC
(a)
5.63%, 09/29/28 ............ 311 312,066
6.13%, 09/30/30 ............ 227 226,370
Noble Finance II LLC, 8.00%,
04/15/30
(a)
................ 334 348,180
Northern Oil & Gas, Inc., 7.88%,
10/15/33
(a)
................ 1,339 1,351,880
Novelis Corp.
(a)
4.75%, 01/30/30 ............ 329 318,723
3.88%, 08/15/31 ............ 100 91,507
NRG Energy, Inc.
(a)
5.25%, 06/15/29 ............ 123 123,367
5.75%, 07/15/29 ............ 678 675,443
3.63%, 02/15/31 ............ 89 83,144
6.25%, 11/01/34 ............ 257 263,834
NuStar Logistics LP, 5.63%, 04/28/27 100 101,000
Olin Corp., 6.63%, 04/01/33
(a)
..... 240 235,180
Olympus Water US Holding Corp.
6.25%, 10/01/29
(a)
........... 222 217,232
6.13%, 02/15/33
(c)
........... EUR 2,724 3,236,080
7.25%, 02/15/33
(a)
........... USD 200 199,222
OneMain Finance Corp., 7.13%,
11/15/31 .................. 500 518,114
Osaic Holdings, Inc., 6.75%, 08/01/32
(a)
100 103,637
OT Midco, Inc., 10.00%, 02/15/30
(a)
.. 4,026 1,877,352
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ 155 154,968
4.25%, 01/15/29 ............ 63 61,493
Owens-Brockway Glass Container, Inc.,
7.25%, 05/15/31
(a)
........... 191 194,389
PacifiCorp , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.32%), 7.38%, 09/15/55
(b)
.... 225 231,076
Palomino Funding Trust I, 7.23%,
05/17/28
(a)
................ 665 703,195
Panther Escrow Issuer LLC, 7.13%,
06/01/31
(a)
................ 381 392,402
Paramount Global, (3-mo. SOFR +
3.90%), 6.25%, 02/28/57
(b)
..... 149 135,404
Park Intermediate Holdings LLC
(a)
5.88%, 10/01/28 ............ 195 195,002
7.00%, 02/01/30 ............ 144 148,359
Park River Holdings, Inc.
(a)
8.75%, 12/31/30 ............ 260 258,245
8.00%, 03/15/31 ............ 100 103,047
PennyMac Financial Services, Inc.
(a)
7.88%, 12/15/29 ............ 358 377,090
7.13%, 11/15/30 ............ 100 103,240
6.88%, 02/15/33 ............ 100 102,001
Performance Food Group, Inc.
(a)
5.50%, 10/15/27 ............ 156 156,085
4.25%, 08/01/29 ............ 100 97,915
Permian Resources Operating LLC
(a)
8.00%, 04/15/27 ............ 2,126 2,145,332
5.88%, 07/01/29 ............ 311 312,044
Perrigo Finance Unlimited Co.
5.15%, 06/15/30
(q)
........... 200 193,993
6.13%, 09/30/32 ............ 114 112,122
PetSmart LLC, 10.00%, 09/15/33
(a)
.. 525 546,293
Pilgrim's Pride Corp., 4.25%, 04/15/31 200 194,960

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Pioneer Midco LLC, 10.50%, (10.50%
Cash or 11.63% PIK), 11/18/30
(a)(b)(d)
(o)
...................... USD 17,949 $ 17,993,638
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
6,234 6,225,354
Post Holdings, Inc.
(a)
4.63%, 04/15/30 ............ 226 220,692
4.50%, 09/15/31 ............ 80 75,789
6.25%, 02/15/32 ............ 362 371,703
PRA Group Europe Holding II SARL,
6.25%, 09/30/32
(c)
........... EUR 1,000 1,149,934
Prestige Brands, Inc., 5.13%,
01/15/28
(a)
................ USD 108 108,041
Prime Security Services Borrower LLC,
3.38%, 08/31/27
(a)
........... 108 105,790
Primo Water Holdings, Inc., 4.38%,
04/30/29
(a)
................ 126 123,184
Qnity Electronics, Inc., 5.75%,
08/15/32
(a)
................ 61 62,142
Quikrete Holdings, Inc., 6.38%,
03/01/32
(a)
................ 473 490,544
QXO Building Products, Inc., 6.75%,
04/30/32
(a)
................ 199 205,065
Resorts World Las Vegas LLC, 8.45%,
07/27/30
(a)
................ 200 203,500
Reworld Holding Corp., 4.88%,
12/01/29
(a)
................ 112 108,424
RHP Hotel Properties LP
4.75%, 10/15/27 ............ 175 174,861
4.50%, 02/15/29
(a)
........... 100 98,552
RingCentral, Inc., 8.50%, 08/15/30
(a)
. 8,317 8,732,082
Rocket Cos., Inc.
(a)
6.50%, 08/01/29 ............ 303 311,672
6.13%, 08/01/30 ............ 235 240,595
7.13%, 02/01/32 ............ 306 319,766
Rocket Mortgage LLC, 4.00%,
10/15/33
(a)
................ 121 111,106
Rocket Software, Inc., 9.00%,
11/28/28
(a)
................ 138 137,656
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(a)
................ 106 105,671
Ryan Specialty LLC, 5.88%, 08/01/32
(a)
100 101,661
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(a)
................ 3,220 3,256,579
Sabre GLBL, Inc.
(a)
10.75%, 11/15/29 ........... 2,438 1,989,847
10.75%, 03/15/30 ........... 2,856 2,291,940
SBA Communications Corp.
3.88%, 02/15/27 ............ 446 442,694
3.13%, 02/01/29 ............ 112 106,972
Schneider Electric SE, Series SUFP,
1.25%, 09/23/33
(c)(p)
.......... EUR 4,500 5,487,457
SCIH Salt Holdings, Inc., 4.88%,
05/01/28
(a)
................ USD 91 90,779
Scotts Miracle-Gro Co. (The), 4.50%,
10/15/29 ................. 100 98,465
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ 5,927 6,260,543
5.88%, 07/15/30 ............ 835 860,199
8.50%, 07/15/31 ............ 3,249 3,438,062
9.63%, 12/01/32 ............ 5,160 5,832,941
Sealed Air Corp.
(a)
4.00%, 12/01/27 ............ 242 241,080
7.25%, 02/15/31 ............ 17 17,702
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 1,431 1,388,762
Security
Par (000)
Par (000) Value
United States (continued)
Sensata Technologies, Inc.
(a)
3.75%, 02/15/31 ............ USD 85 $ 79,654
6.63%, 07/15/32 ............ 200 208,929
Service Corp. International
5.13%, 06/01/29 ............ 159 159,973
5.75%, 10/15/32 ............ 100 101,586
Service Properties Trust
0.00%, 09/30/27
(a)(e)
.......... 4,092 3,704,349
8.38%, 06/15/29 ............ 10,351 10,475,057
4.38%, 02/15/30 ............ 632 547,088
8.63%, 11/15/31
(a)
........... 675 708,939
8.88%, 06/15/32 ............ 9,095 9,027,463
Shift4 Payments LLC
6.75%, 08/15/32
(a)
........... 164 167,311
5.50%, 05/15/33
(c)
........... EUR 5,028 6,068,716
Sirius XM Radio LLC
(a)
5.00%, 08/01/27 ............ USD 472 471,180
4.00%, 07/15/28 ............ 198 193,410
4.13%, 07/01/30 ............ 93 87,701
Six Flags Entertainment Corp.
5.25%, 07/15/29 ............ 25 24,005
7.25%, 05/15/31
(a)
........... 255 251,652
8.63%, 01/15/32
(a)
........... 979 999,020
SLM Corp., 3.13%, 11/02/26 ...... 214 211,096
SM Energy Co.
(a)
5.00%, 10/15/26 ............ 2,792 2,789,209
8.38%, 07/01/28 ............ 2,743 2,823,365
6.75%, 08/01/29 ............ 792 801,015
8.63%, 11/01/30 ............ 2,265 2,395,523
7.00%, 08/01/32 ............ 380 380,974
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31
(a)
........... 244 260,127
Snap, Inc., 6.88%, 03/15/34
(a)
..... 226 230,774
Solaris Energy Infrastructure, Inc.
(p)
4.75%, 05/01/30
(a)
........... 4,818 11,139,698
0.25%, 10/01/31 ............ 15,767 19,401,293
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(f)(n)(o)
25,670 —
Sonic Automotive, Inc., 4.63%,
11/15/29
(a)
................ 100 98,273
Spirit AeroSystems, Inc., 4.60%,
06/15/28 ................. 156 157,009
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28 ............... 141 135,317
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 1,675 1,575,972
Series 2017-1A,Class A, 3.65%,
02/15/30 ............... 4,398 4,043,434
SS&C Technologies, Inc., 5.50%,
09/30/27
(a)
................ 255 254,779
Stagwell Global LLC, 5.63%, 08/15/29
(a)
185 179,388
Standard Building Solutions, Inc.
(a)
6.50%, 08/15/32 ............ 62 63,930
6.25%, 08/01/33 ............ 299 305,625
Standard Industries, Inc.
(a)
4.75%, 01/15/28 ............ 97 96,493
4.38%, 07/15/30 ............ 100 96,471
Star Parent, Inc., 9.00%, 10/01/30
(a)
. 355 374,693
Starwood Property Trust, Inc.
(a)
4.38%, 01/15/27 ............ 297 295,047
5.25%, 10/15/28 ............ 107 107,561
6.00%, 04/15/30 ............ 145 149,040
6.50%, 10/15/30 ............ 89 92,688

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)
................ USD 17,943 $ 16,776,705
Starz Capital Holdings LLC, 5.50%,
04/15/29
(a)
................ 1,061 864,803
Station Casinos LLC, 6.63%, 03/15/32
(a)
100 102,283
Stem, Inc., 0.50%, 12/01/28
(a)(p)
.... 749 299,523
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 1,308 1,375,465
Stonex Escrow Issuer LLC, 6.88%,
07/15/32
(a)
................ 92 94,916
StoneX Group, Inc., 7.88%, 03/01/31
(a)
85 90,430
Suburban Propane Partners LP, 5.00%,
06/01/31
(a)
................ 93 89,321
Sunoco LP
7.00%, 09/15/28
(a)
........... 143 147,637
7.00%, 05/01/29
(a)
........... 42 43,673
4.50%, 05/15/29 ............ 100 98,427
4.50%, 10/01/29
(a)
........... 236 230,951
4.63%, 05/01/30
(a)
........... 96 93,608
5.63%, 03/15/31
(a)
........... 264 265,618
5.88%, 03/15/34
(a)
........... 50 50,133
Synchrony Financial, 7.25%, 02/02/33 53 56,290
Talen Energy Supply LLC
(a)
8.63%, 06/01/30 ............ 3,334 3,517,737
6.50%, 02/01/36 ............ 52 53,312
Tallgrass Energy Partners LP
(a)
5.50%, 01/15/28 ............ 100 99,965
6.00%, 12/31/30 ............ 60 60,887
6.75%, 03/15/34 ............ 197 200,489
TEGNA, Inc., 4.63%, 03/15/28 ..... 212 210,525
Teleflex, Inc.
4.63%, 11/15/27 ............ 103 102,435
4.25%, 06/01/28
(a)
........... 70 69,028
Tenet Healthcare Corp.
5.13%, 11/01/27 ............ 145 145,040
4.63%, 06/15/28 ............ 374 372,956
4.25%, 06/01/29 ............ 276 271,232
6.13%, 06/15/30 ............ 295 301,050
Tenneco, Inc., 8.00%, 11/17/28
(a)
... 421 423,505
Terex Corp.
(a)
5.00%, 05/15/29 ............ 100 99,684
6.25%, 10/15/32 ............ 92 94,199
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%, 05/06/31
(b)
........... 7,458 7,404,900
TKC Holdings, Inc., 6.88%, 05/15/28
(a)
100 100,693
TransDigm , Inc.
(a)
6.75%, 08/15/28 ............ 251 255,224
6.38%, 03/01/29 ............ 247 253,996
6.63%, 03/01/32 ............ 674 696,898
6.00%, 01/15/33 ............ 134 136,532
6.38%, 05/31/33 ............ 341 347,142
6.75%, 01/31/34 ............ 133 137,657
Transocean International Ltd.
(a)
8.25%, 05/15/29 ............ 3,021 3,078,006
7.88%, 10/15/32 ............ 100 105,484
Transocean Titan Financing Ltd.,
8.38%, 02/01/28
(a)
........... 223 227,095
Travel + Leisure Co., 6.63%, 07/31/26
(a)
245 245,934
UKG, Inc., 6.88%, 02/01/31
(a)
...... 360 359,710
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 677 650,605
Security
Par (000)
Par (000) Value
United States (continued)
United Rentals North America, Inc.
4.88%, 01/15/28 ............ USD 211 $ 211,046
4.00%, 07/15/30 ............ 149 143,966
3.75%, 01/15/32 ............ 210 196,238
United Wholesale Mortgage LLC
(a)
5.75%, 06/15/27 ............ 91 91,074
5.50%, 04/15/29 ............ 734 725,195
Uniti Group LP, 4.75%, 04/15/28
(a)
... 411 410,107
Uniti Services LLC, 7.50%, 10/15/33
(a)
877 905,461
Univision Communications, Inc.
(a)
7.38%, 06/30/30 ............ 167 169,188
8.50%, 07/31/31 ............ 555 578,786
9.38%, 08/01/32 ............ 99 106,589
US Bancorp , (1-day SOFR + 1.10%),
5.03%, 01/26/37
(b)
........... 980 977,824
US Foods, Inc., 6.88%, 09/15/28
(a)
.. 297 306,316
USA Compression Partners LP, 7.13%,
03/15/29
(a)
................ 205 212,261
UWM Holdings LLC
(a)
6.63%, 02/01/30 ............ 214 215,848
6.25%, 03/15/31 ............ 83 82,475
Vail Resorts, Inc.
(a)
5.63%, 07/15/30 ............ 22 22,344
6.50%, 05/15/32 ............ 100 103,635
Valaris Ltd., 8.38%, 04/30/30
(a)
..... 279 291,530
Venture Global Calcasieu Pass LLC
(a)
3.88%, 08/15/29 ............ 141 133,953
6.25%, 01/15/30 ............ 200 204,942
4.13%, 08/15/31 ............ 207 191,007
Venture Global LNG, Inc.
(a)
8.13%, 06/01/28 ............ 545 557,915
7.00%, 01/15/30 ............ 1,852 1,863,475
8.38%, 06/01/31 ............ 215 219,905
9.88%, 02/01/32 ............ 794 839,493
Venture Global Plaquemines LNG
LLC
(a)
6.50%, 01/15/34 ............ 119 123,498
6.50%, 06/15/34 ............ 286 296,190
6.75%, 01/15/36 ............ 414 433,980
Versant Media Group, Inc., 7.25%,
01/30/31
(a)
................ 171 175,239
VF Corp., 2.95%, 04/23/30 ....... 70 63,848
Viasat , Inc., 5.63%, 04/15/27
(a)
..... 256 256,136
Viking Cruises Ltd.
(a)
7.00%, 02/15/29 ............ 56 56,226
9.13%, 07/15/31 ............ 138 147,186
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 10,588 10,595,549
7.75%, 10/15/31 ............ 511 540,700
VOC Escrow Ltd., 5.00%, 02/15/28
(a)
. 163 162,895
VoltaGrid LLC, 7.38%, 11/01/30
(a)
... 4,319 4,374,332
Voyager Parent LLC, 9.25%, 07/01/32
(a)
293 311,260
Wand NewCo 3, Inc., 7.63%, 01/30/32
(a)
147 154,563
Warnermedia Holdings, Inc.
3.76%, 03/15/27 ............ 9,279 9,210,428
4.28%, 03/15/32 ............ 162 142,560
Wayfair LLC
(a)
7.25%, 10/31/29 ............ 169 176,705
7.75%, 09/15/30 ............ 135 143,521
WBI Operating LLC, 6.50%, 10/15/33
(a)
189 190,786
Weekley Homes LLC, 4.88%,
09/15/28
(a)
................ 68 66,989
Wells Fargo & Co.
(b)
(1-day SOFR + 0.74%), 4.18%,
01/23/30 ............... 1,193 1,194,003

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.10%), 4.96%,
01/23/37 ............... USD 1,220 $ 1,210,037
(1-day SOFR + 1.23%), 5.43%,
01/23/47 ............... 810 793,889
WESCO Distribution, Inc.
(a)
6.38%, 03/15/29 ............ 173 178,367
6.38%, 03/15/33 ............ 92 95,797
Whirlpool Corp.
6.13%, 06/15/30 ............ 118 118,308
6.50%, 06/15/33 ............ 146 144,071
Williams Scotsman, Inc.
(a)
4.63%, 08/15/28 ............ 255 254,048
6.63%, 06/15/29 ............ 100 103,386
Windstream Services LLC, 8.25%,
10/01/31
(a)
................ 132 138,273
Wolfspeed , Inc.
2.50%, 06/15/31
(a)(p)
.......... 52 70,590
2.50%, 06/15/31
(p)
........... 33 44,798
7.00%, (7.00% Cash or 7.00% PIK),
06/15/31
(o)
.............. 124 100,699
WR Grace Holdings LLC
(a)
4.88%, 06/15/27 ............ 94 94,000
6.63%, 08/15/32 ............ 200 198,895
WULF Compute LLC, 7.75%,
10/15/30
(a)
................ 435 453,714
Wynn Resorts Finance LLC, 7.13%,
02/15/31
(a)
................ 239 257,505
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 7,933 6,540,341
13.50%, 04/15/31 ........... 3,915 2,848,162
XPLR Infrastructure Operating Partners
LP
(a)
4.50%, 09/15/27 ............ 91 90,172
8.63%, 03/15/33 ............ 361 378,732
7.75%, 04/15/34 ............ 72 73,393
XPO, Inc., 7.13%, 02/01/32
(a)
...... 67 70,434
Yum! Brands, Inc.
4.75%, 01/15/30
(a)
........... 41 40,899
3.63%, 03/15/31 ............ 188 177,726
4.63%, 01/31/32 ............ 100 97,777
Zayo Group Holdings, Inc., 6.25%,
(6.25% Cash or 0.50% PIK),
03/09/30
(a)(b)(o)
.............. 795 774,969
797,043,805
Uzbekistan — 0.0%
Navoi Mining & Metallurgical
Combinat
(a)
6.70%, 10/17/28 ............ 499 516,964
6.95%, 10/17/31 ............ 431 460,713
977,677
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%, 05/07/29
(c)
........... 579 575,904
Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%,
03/01/29
(a)
................ 2,103 2,205,521
Total Corporate Bonds — 10.6%
(Cost: $2,031,872,479) ........................... 1,835,391,368
Security
Par (000)
Pa r (000) Value
Fixed Rate Loan Interests
France — 0.0%
Atos SE, 1st Lien Term Loan,
9.00%
,
 12/17/29 ............ EUR 5,448 $ 6,660,019
United States — 0.1%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... USD 18,600 18,714,416
X Corp., 1st Lien Term Loan B3,
9.50%
,
 10/26/29 ............ 1,707 1,764,611
20,479,027
Total Fixed Rate Loan Interests — 0.1%
(Cost: $26,220,954) .............................. 27,139,046
Floating Rate Loan Interests
Austria — 0.0%
Innio Group Hldg GmbH, 1st Lien Term
Loan, 11/03/31
(b)(s)
........... EUR 1,000 1,185,682
Belgium — 0.0%
United Petfood Finance BV, 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.58%
,
 02/26/32
(b)
........... 4,978 5,918,049
Canada — 0.0%
(b)
Bausch + Lomb Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR +
3.75%), 7.42%
,
 01/15/31 ...... USD 4,162 4,188,116
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.20%
,
 01/28/32 ...... EUR 3,000 3,573,439
7,761,555
Finland — 0.0%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
 08/05/31
(b)
........... 3,188 3,795,678
France — 0.3%
(b)
Areas Worldwide SA, Facility 1st
Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.64%
,
 12/31/29 ............ 3,199 3,768,075
Argent Bidco SAS, 1st Lien Term Loan
B, 11/12/32
(s)
............... 1,000 1,191,869
Atos SE, 1st Lien Term Loan,
(3-mo. EURIBOR + 2.60%),
4.66%
,
 12/17/30
(d)
........... 4,918 5,574,455
Banijay Entertainment SAS, Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.28%
,
 02/10/32 ............ 1,093 1,302,056
Betclic Everest Group, 1st Lien Term
Loan B, 12/10/31
(s)
........... 5,235 6,202,388
Cegid Group SAS, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 2.75%),
4.70%
,
 01/31/30 ............ 3,500 4,113,710

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Hestiafloor 2 SASU, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.52%
,
 02/27/30 ..... EUR 1,941 $ 2,303,435
Holding Socotec , Facility 1st Lien Term
Loan 5, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.52%
,
 06/02/31 . 1,955 2,319,607
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
7.10%
,
 12/29/28 ............ 2,752 3,219,315
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.03%
,
 02/03/31 . 4,296 5,121,507
Ramsay Generale De Sante SA, Facility
1st Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.28%
,
 08/13/31 ............ 3,000 3,503,456
Talbot Participation SAS, 1st Lien
Term Loan B2, (3-mo. EURIBOR +
3.00%), 5.01%
,
 07/07/32 ...... 3,360 3,998,428
42,618,301
Germany — 0.2%
(b)
Aenova Holding GmbH, Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.07%
,
 08/22/31 ............ 2,660 3,171,863
AVIV Group GmbH, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
 04/23/32 ..... 4,879 5,765,256
CTEC III GmbH, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.82%
,
 03/16/29 . 1,500 1,779,750
Mosel Bidco SE, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%
,
 09/16/30 ...... 3,089 3,603,751
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.54%
,
 12/10/32 ............ 7,377 8,765,125
Node AcquiCo GmbH, 1st Lien Term
Loan B1, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.44%
,
 12/08/32 . 5,000 5,932,795
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.04%
,
 10/31/28 ...... 1,000 1,180,312
Schoen Klinik SE, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.02%
,
 01/13/31 . 2,667 3,178,350
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.15%
,
 04/30/30 ............ 1,948 2,318,170
35,695,372
Ireland — 0.0%
Applegreen Ltd., Facility 1st Lien Term
Loan B, (3-mo. EURIBOR + 4.50%),
6.53%
,
 01/26/32
(b)
........... 2,272 2,705,092
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)(o)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.05% (10.17% Cash or
10.17% PIK), 07/06/27 ...... EUR 9,386 $ 8,553,713
(Daily SONIA at 1.19% Floor +
8.00%), 11.97% (11.97% Cash or
11.97% PIK), 07/06/27 ...... GBP 5,520 5,599,632
14,153,345
Luxembourg — 0.4%
(b)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 4.00%), 5.95%
,
 09/29/28 ..... EUR 4,000 4,741,400
Albion Financing 3 SARL, 1st Lien Term
Loan, 05/21/31
(s)
............ 1,000 1,189,060
Althea Acquisition Bidco SARL, 1st Lien
Term Loan B, 01/20/33
(s)
....... 3,000 3,556,939
Altice Financing SA, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.02%
,
 10/29/27 . 2,183 1,964,401
Altice Financing SA, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 7.02%
,
 10/29/27 ..... 998 897,848
Atlas Luxco 4 SARL, 1st Lien Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.70%
,
 08/20/32 . 2,071 2,461,761
Froneri International Ltd., 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.90%
,
 09/30/31 . 2,350 2,783,845
Froneri International Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.90%
,
 09/30/32 ............ 2,035 2,415,282
Garfunkelux Holdco 3 SA, 1st Lien Term
Loan B, 06/01/32
(s)
........... 8,708 9,980,872
ION Platform Finance SARL, 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.02%
,
 10/07/32 ............ 4,112 4,355,154
NJJ Continental SA, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.52%
,
 01/26/32 ............ 2,085 2,479,416
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.56%
,
 02/26/29 ............ 4,103 4,885,636
Speed Midco 3 SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.85%
,
 10/07/32 ............ 5,979 7,077,842
Summer BC Holdco B SARL, Facility
1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor +
5.00%), 0.00%
,
 02/15/29 ...... USD 1,000 921,790
Tackle SARL, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.32%
,
05/22/28 . EUR 4,291 5,087,231
Traviata III SARL, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
8.00%), 9.97% 01/22/33
(d)
...... 8,425 9,562,263
64,360,740

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 0.4%
(b)
Accell Group Holdings BV, 1st Lien
Term Loan, (3-mo. EURIBOR +
7.00%), 9.02%
,
 02/09/28
(d)
..... EUR 4,000 $ 3,176,738
Fugue Finance BV, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.32%
,
 01/09/32 ...... 2,135 2,529,583
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 6.94%
,
 10/14/27 ..... 6,355 7,377,947
Nobian Finance BV, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.52%
,
 07/01/30 . 4,316 4,773,274
Peer Holding III BV, 1st Lien Term Loan
B6B, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.77%
,
 07/01/31 . 6,000 7,126,040
Stage Entertainment BV, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
 06/01/29 ............ 4,000 4,573,460
VDK Groep BV, 1st Lien Term Loan B,
02/23/32
(s)
................ 1,000 1,191,644
Ziggo BV, Facility 1st Lien Term Loan H,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 4.94%
,
 01/31/29 ...... 39,843 46,629,333
77,378,019
New Zealand — 0.1%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
 11/05/31
(b)
..... GBP 8,500 9,314,434
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B3, (3-
mo. EURIBOR + 3.50%),
5.57%
,
 06/14/29
(b)
........... EUR 2,055 2,436,890
Spain — 0.1%
(b)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
 02/27/30 ............ 4,818 5,528,433
Cervantes Bidco SL, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.36%
,
 12/03/31 . 1,708 2,028,074
Dycom Industries, Inc., 1st Lien Term
Loan B, 01/21/33
(s)
........... 1,200 1,425,478
Seashell Bidco SL, 1st Lien Term Loan
B, (EUR0012M at 0.00% Floor +
4.50%), 6.71%
,
 12/15/32 ...... 1,243 1,478,745
10,460,730
Sweden — 0.1%
(b)
Eleda Management AB, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
 04/03/31 ............ 2,167 2,584,308
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.27%
,
 08/29/31 ............ 4,000 4,709,775
Quimper AB, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.86%
,
 03/29/30 . 2,543 3,016,419
Security
Par (000)
Par (000) Value
Sweden (continued)
Verisure Holding AB, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.30%
,
 10/25/32 . EUR 3,000 $ 3,570,772
13,881,274
United Kingdom — 0.5%
(b)
Allwyn International AG, Facility 1st
Lien Term Loan B, 03/22/32
(s)
.... 1,500 1,779,145
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.08%
,
 05/12/31 ............ 4,819 4,985,210
Belron Uk Finance plc, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.74%
,
 10/16/31 . 2,627 3,115,602
Boots Group Bidco Ltd. (The), 1st Lien
Term Loan, (Daily SONIA at 0.00%
Floor + 4.75%), 4.75%
,
 08/30/32 . GBP 4,377 6,019,794
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ 3,389 4,647,442
Edge Finco plc, Facility 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.55%
,
 08/22/31 . EUR 1,000 1,191,941
EG Finco Ltd., 1st Lien Term Loan,
(EUR0012 at 0.00% Floor + 3.50%),
0.00%
,
 01/29/31 ............ 2,000 2,370,700
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
 06/30/28 ............ 1,227 1,461,414
Hbx Group International plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.39%
,
 02/13/32 ............ 5,761 6,798,806
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.45%
,
 06/23/31 . 4,360 3,936,908
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.45%
,
 04/03/29 ............ 5,050 4,281,647
Inspired Finco Holdings Ltd., 1st
Lien Term Loan B6, (1-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.20%
,
 02/28/31 ............ 3,596 4,269,153
International Entertainment JJCo 3
Ltd., 1st Lien Term Loan B, (Daily
SONIA at 0.00% Floor + 4.50%),
8.47%
,
 04/19/32
(d)
........... GBP 5,647 7,727,153
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan, (Daily
SONIA at 3.00% Floor + 9.38%),
9.38%
,
 10/31/29
(d)
........... 2,928 3,726,415
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.55%
,
 11/04/30 . EUR 1,705 1,985,536
Market Bidco Ltd., Facility 1st Lien Term
Loan B4, (Daily SONIA + 5.25%),
9.33%
,
 11/04/30 ............ GBP 1,596 2,115,990

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.38%
,
 03/25/31 ............ EUR 8,072 $ 9,565,518
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.43%),
6.44%
,
 07/10/31 ............ 3,000 3,300,263
Nomad Foods Europe MidCo Ltd.,
Facility 1st Lien Term Loan B1,
(6-mo. EURIBOR at 0.00% Floor +
2.50%), 4.63%
,
 10/28/32 ...... 2,300 2,727,150
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1, (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
 11/27/31 ............ GBP 3,810 5,208,853
Platform Bidco Ltd., 1st Lien Term Loan
B, 09/29/31
(c)(s)
............. EUR 1,000 1,182,387
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR +
2.25%), 4.39%
,
 07/17/29 ...... 3,226 3,825,372
86,222,399
United States — 1.4%
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
 08/20/32
(b)
........... USD 2,626 2,628,640
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 10.55%
,
 12/21/27
(b)
(d)
...................... 10,010 9,898,034
Altar Bidco , Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
 02/01/30
(b)
14,590 13,678,230
Amentum Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.67%
,
 09/29/31
(b)
........... 4,478 4,472,364
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.17%
,
 08/01/28
(b)
..... 36 33,004
Bally's Corp., Facility 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.18%
,
 10/02/28
(b)
........... 3,202 3,145,608
Beach Acquisition Bidco LLC, 1st
Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
 09/13/32
(b)
........... EUR 2,071 2,467,252
Boxer Parent Co., Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 07/30/31
(b)
2,946 3,408,476
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.92%
,
 02/06/31
(b)
........... USD 8,295 8,228,991
Cirkul Sr Sec, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 7.50%), 16.30%
,
 04/23/28
(b)
(d)
...................... 6,846 5,725,427
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
 08/16/32
(b)
........... 3,118 3,020,572
Security
Par (000)
Par (000) Value
United States (continued)
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 6.85%
,
 04/13/29
(b)
..... USD 5,320 $ 5,290,179
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.43%
,
 09/29/28
(b)
3,737 3,593,391
CPV Fairview LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
 08/14/31
(b)
4,473 4,469,490
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27
(b)
.... 1,807 1,610,182
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.67%
,
 12/30/27
(b)(d)
3,074 3,066,063
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.07%
,
 12/21/28
(b)
........... 3,496 3,429,520
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
8.93%
,
 08/02/27
(b)
........... 253 253,151
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.17%
,
 02/17/31
(b)
........... 6,310 6,306,567
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 08/30/30
(b)
........... 10,803 10,781,631
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.92%
,
 01/29/29
(b)
........... 5,986 5,968,470
Finastra USA, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.50%), 6.60%
,
 09/15/32
(b)
..... EUR 2,894 3,242,077
Galaxy Universal LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR +
6.25%), 0.00% (0.00% Cash or
6.25% PIK),  05/16/28
(b)(d)(f)(o)
..... USD 18,169 17,214,903
Gategroup Finance LUX SA, Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.57%
,
 06/10/32
(b)
........... EUR 1,456 1,734,203
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.57%
,
 04/30/28
(b)
USD 3,265 2,066,760
Hunterstown Generation LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 11/06/31
(b)
........... 3,731 3,731,353
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.17%
,
 10/25/28
(b)(d)
.......... 2,518 2,065,163
Icon Parent I, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.44%
,
 11/13/31
(b)
12,322 12,106,520
Indy US Holdco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.70%
,
 10/31/30
(b)
EUR 2,359 2,796,340

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ITG Communications LLC , 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.42%
,
 07/09/31
(b)
........... USD 8,717 $ 8,419,140
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.17%
,
 04/26/30
(b)
........... 3,990 3,940,319
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.67%
,
 01/28/32
(b)
........... 1,652 1,637,069
Long Point Development LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.35%),
8.05%
,
 01/01/28
(b)(d)
.......... 7,900 7,900,000
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25%
,
 06/05/28
(b)
(d)(f)(n)
.................... 3,412 1,876,464
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.00%), 6.67%
,
 05/04/28
(b)
..... 1,823 1,821,937
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
 03/01/29
(b)
7,193 6,347,939
Neptune BidCo US, Inc., 1st Lien Term
Loan B, (EUR0012 at 0.00% Floor +
5.00%), 0.00%
,
 02/03/33
(b)
..... EUR 1,000 1,185,350
OH Partners LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.42%
,
 11/12/32
(b)(d)
USD 3,606 3,596,857
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
 10/01/32
(b)(d)
.... 6,249 6,264,556
Polaris Newco LLC, 1st Lien Term
Loan
(b)
(Daily SONIA at 0.00% Floor +
5.00%), 5.00%, 06/02/28 .... GBP 974 1,213,220
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 06/02/28 .... EUR 1,962 2,181,032
Project Aurora US Finco , Inc., Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
3.25%
,
 09/30/32
(b)
........... 2,000 2,380,586
Redstone Buyer LLC, 1st Lien Term
Loan B1, 8.00%
,
 12/31/30
(b)
..... USD 1,625 568,848
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
9.17%
,
 12/31/30
(b)
........... 5,862 2,931,128
Redstone Holdco 2 LP, 1st Lien
Term Loan A-1, (3-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
0.00%
,
 12/31/30
(b)(d)
.......... 3,467 2,947,200
Redstone Holdco 2 LP, 1st Lien
Term Loan A2, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
8.92%
,
 12/31/30
(b)
........... 1,313 1,115,965
Security
Par (000)
Par (000) Value
United States (continued)
Runitonetime LLC, 1st Lien Term
Loan
(b)(d)
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.67%, 04/16/26 USD 99 $ 97,538
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.72%, 05/06/26 2,030 1,997,271
(1-mo. CME Term SOFR at 2.00%
Floor + 12.50%), 16.17%,
05/06/26 ............... 1,194 1,194,226
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.90%),
8.34%
,
 10/25/26
(b)(d)
.......... 11,574 11,386,868
Tenaska Pennsylvania Partners
LLC, 1st Lien Term Loan B,
5.67%
,
 01/28/33
(d)
........... 2,870 2,870,000
TransDigm , Inc., 1st Lien Term Loan J,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
 02/28/31
(b)
2,288 2,286,645
Vaco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 8.82%
,
 01/22/29
(b)
4,152 3,344,104
VeriFone Systems, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.18%
,
 08/18/28
(b)
........... 8,637 7,933,775
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
 07/26/32
(b)
..... 3,466 3,450,440
X Corp., 1st Lien Term Loan B1, (6-mo.
CME Term SOFR at 0.50% Floor +
6.50%), 10.45%
,
 10/26/29
(b)
..... 832 830,208
Xerox Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 4.25%
at 0.50% Floor + 0.00%), 7.63% -
7.73%
,
 11/19/29
(b)
........... 3,740 2,882,650
241,033,896
Total Floating Rate Loan Interests — 3.6%
(Cost: $611,424,816) ............................. 618,921,456
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
6.44%, 01/26/36
(c)
........... 200 214,328
Empresa Nacional del Petroleo , 5.95%,
07/30/34
(a)
................ 200 208,632
422,960
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... 1,256 1,346,746
Costa Rica — 0.0%
Instituto Costarricense de Electricidad ,
6.38%, 05/15/43
(a)
........... 212 210,198
France — 0.0%
Electricite de France SA
(b)(c)(r)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 1,000 1,147,241
(5-Year EURIBOR ICE Swap Rate +
3.28%), 5.63% ........... 600 752,873
1,900,114

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hungary — 0.0%
(c)
Magyar Export-Import Bank Zrt ., 6.00%,
05/16/29 ................. EUR 1,084 $ 1,374,530
MVM Energetika Zrt ., 7.50%, 06/09/28 USD 724 763,610
2,138,140
India — 0.0%
Power Finance Corp. Ltd., 1.84%,
09/21/28
(c)
................ EUR 100 113,999
Indonesia — 0.1%
(c)
Bank Negara Indonesia Persero Tbk .
PT, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(b)(r)
........... USD 1,250 1,224,000
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
1.88%, 11/05/31 ............ EUR 700 740,805
4.88%, 07/17/49 ............ USD 500 419,280
4.00%, 06/30/50 ............ 500 359,975
2,744,060
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.49%, 05/23/28
(a)
.......... KZT 371,000 690,736
13.49%, 05/23/28
(c)
.......... 167,000 310,924
1,001,660
Mexico — 0.0%
Petroleos Mexicanos
8.75%, 06/02/29 ............ USD 1,316 1,412,973
5.95%, 01/28/31 ............ 1,217 1,185,845
2,598,818
Morocco — 0.0%
OCP SA
5.13%, 06/23/51
(c)
........... 582 470,273
7.50%, 05/02/54
(a)
........... 1,104 1,202,306
1,672,579
Peru — 0.0%
(a)
Corp. Financiera de Desarrollo SA,
5.50%, 05/06/30 ............ 680 701,964
Petroleos del Peru SA, 4.75%, 06/19/32 769 580,691
1,282,655
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S,
8.25%, 02/14/29
(c)
........... 520 557,212
Total Foreign Agency Obligations — 0.1%
(Cost: $14,912,837) .............................. 15,989,141
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The), 0.75%,
07/09/30
(q)
................ 728 617,020
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(a)
451 470,731
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(c)
587 556,552
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(a)
................ 1,233 1,320,543
Security
Par (000)
Par (000) Value
Benin — 0.0%
Benin Government Bond, 7.96%,
02/13/38
(a)
................ USD 1,317 $ 1,377,003
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/27 ........... BRL 93 17,290,317
6.00%, 08/15/30 ............ 11 8,656,042
6.63%, 03/15/35 ............ USD 1,198 1,233,940
27,180,299
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%,
03/05/37
(c)
................ 740 728,900
Cameroon — 0.0%
Republic of Cameroon, 8.88%,
01/30/33
(c)
................ 645 620,006
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 44,128 32,263,202
Chile — 0.0%
Republic of Chile
3.75%, 01/14/32 ............ EUR 570 690,176
4.34%, 03/07/42 ............ USD 1,097 976,330
1,666,506
China — 0.0%
People's Republic of China, 2.11%,
08/25/34 ................. CNY 25,520 3,767,656
Colombia — 0.2%
Republic of Colombia
5.75%, 11/03/27 ............ COP 42,708,800 10,424,284
7.75%, 09/18/30 ............ 34,706,200 7,773,030
6.13%, 01/21/31 ............ USD 340 339,660
8.00%, 04/20/33 ............ 805 866,180
8.00%, 11/14/35 ............ 355 380,294
7.75%, 11/07/36 ............ 702 736,398
6.50%, 11/26/38 ............ EUR 539 626,605
7.25%, 10/26/50 ............ COP 5,032,300 841,833
Titulos de Tesoreria , 12.50%, 02/27/30 6,205,300 1,640,702
23,628,986
Costa Rica — 0.0%
Republic of Costa Rica
6.55%, 04/03/34
(c)
........... USD 540 584,280
7.30%, 11/13/54
(a)
........... 544 606,152
1,190,432
Czech Republic — 0.0%
Czech Republic, 4.50%, 11/11/32 ... CZK 115,320 5,755,006
Dominican Republic — 0.1%
Dominican Republic Government
Bond
(a)
4.50%, 01/30/30 ............ USD 1,403 1,370,731
7.05%, 02/03/31 ............ 1,157 1,240,304
10.75%, 06/01/36 ........... DOP 163,050 2,840,041
6.95%, 03/15/37 ............ USD 593 634,510
6,085,586
Ecuador — 0.0%
Republic of Ecuador, 9.25%, 01/29/39
(a)
910 935,025
Egypt — 0.0%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 39,840 859,461
24.14%, 12/03/27 ........... 4,907 106,021

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Egypt (continued)
21.38%, 02/04/28 ........... EGP 54,129 $ 1,156,519
23.44%, 07/01/28 ........... 44,459 958,383
5.63%, 04/16/30
(c)
........... EUR 649 764,003
9.45%, 02/04/33
(a)
........... USD 513 577,125
8.50%, 01/31/47
(a)
........... 655 632,845
7.50%, 02/16/61
(a)
........... 768 654,336
5,708,693
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 7,811 9,138,433
Gabon — 0.0%
Gabon Government Bond, 9.50%,
02/18/29
(c)
................ USD 504 473,448
Guatemala — 0.0%
Republic of Guatemala
(a)
7.05%, 10/04/32 ............ 1,184 1,292,040
6.60%, 06/13/36 ............ 516 552,120
6.25%, 08/15/36 ............ 722 751,783
2,595,943
Hungary — 0.0%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 817 831,706
7.00%, 10/24/35 ............ HUF 1,253,510 4,007,445
5.50%, 03/26/36
(a)
........... USD 475 472,150
6.75%, 09/23/55
(a)
........... 721 748,939
6,060,240
India — 0.0%
Republic of India, 6.79%, 10/07/34 .. INR 445,700 4,860,005
Indonesia — 0.1%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 118,791,000 7,260,140
3.88%, 01/15/33 ............ EUR 563 671,730
7,931,870
Ireland — 0.4%
Republic of Ireland, 2.60%, 10/18/34
(c)
58,986 68,074,154
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 25,610 30,765,143
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
........... USD 400 405,130
5.88%, 10/17/31
(c)
........... EUR 1,254 1,522,660
8.08%, 04/01/36
(a)
........... USD 600 640,200
8.25%, 01/30/37
(a)
........... 484 520,184
3,088,174
Japan — 0.0%
Japan Government Bond, 3.20%,
09/20/55 ................. JPY 710,200 4,271,755
Jordan — 0.0%
Hashemite Kingdom of Jordan, 7.50%,
01/13/29
(a)
................ USD 471 493,373
Kenya — 0.0%
Republic of Kenya
(a)
9.75%, 02/16/31 ............ 652 720,786
8.80%, 10/09/38 ............ 432 437,616
1,158,402
Security
Par (000)
Par (000) Value
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond,
7.75%, 06/03/30
(a)
........... USD 830 $ 860,866
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(a)
................ 1,414 1,434,347
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%,
08/17/30
(a)
................ 4,306 4,370,590
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 2,746 15,710,994
8.50%, 03/01/29 ............ 1,049 6,102,164
5.38%, 03/22/33 ............ USD 925 914,825
7.50%, 05/26/33 ............ MXN 3,388 18,254,412
5.63%, 09/22/35 ............ USD 1,000 982,000
United Mexican States
5.63%, 02/09/34 ............ 820 818,360
6.63%, 01/29/38 ............ 620 643,560
5.13%, 03/19/38 ............ EUR 444 525,374
5.38%, 05/16/40 ............ 331 390,193
7.38%, 05/13/55 ............ USD 2,859 3,070,566
6.75%, 02/09/56 ............ 612 606,492
52,389,530
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(c)
................ EUR 549 641,087
Morocco — 0.0%
Kingdom of Morocco
(a)
5.95%, 03/08/28 ............ USD 550 565,640
4.75%, 04/02/35 ............ EUR 1,155 1,390,040
1,955,680
Nigeria — 0.0%
Federal Republic of Nigeria
10.38%, 12/09/34
(a)
.......... USD 647 764,107
9.13%, 01/13/46
(a)
........... 571 612,398
7.63%, 11/28/47
(c)
........... 784 733,040
2,109,545
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(c)
................ EUR 538 656,748
Oman — 0.0%
Oman Government Bond, 6.75%,
01/17/48
(c)
................ USD 1,059 1,140,543
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ............ 1,046 1,155,307
6.40%, 02/14/35 ............ 1,076 1,124,780
2,280,087
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 603 535,464
5.60%, 03/13/48 ............ 482 459,346
994,810
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 1,212 1,121,100
1.86%, 12/01/32 ............ 788 654,828
7.60%, 08/12/39
(a)
........... PEN 3,726 1,216,474

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru (continued)
7.60%, 08/12/39
(c)
........... PEN 3,472 $ 1,133,548
4,125,950
Philippines — 0.2%
Republic of Philippines
6.25%, 02/28/29 ............ PHP 199,950 3,480,390
6.38%, 07/27/30 ............ 287,480 5,029,690
6.00%, 08/20/30 ............ 488,955 8,429,748
6.38%, 04/28/35 ............ 500,670 8,751,331
25,691,159
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 29,975 8,901,069
4.75%, 07/25/29 ............ 16,979 4,896,814
4.88%, 10/04/33 ............ USD 366 369,045
5.00%, 10/25/34 ............ PLN 19,310 5,446,461
5.00%, 10/25/35 ............ 17,317 4,841,680
2.00%, 08/25/36 ............ 6,331 1,647,533
5.50%, 04/04/53 ............ USD 889 840,141
26,942,743
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 44,060 1,013,176
30.00%, 09/12/29 ........... 25,810 586,240
7.13%, 02/12/32 ............ USD 1,207 1,260,712
6.30%, 03/14/33 ............ 620 613,800
3,473,928
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 662 671,268
2.12%, 07/16/31
(c)
........... EUR 874 928,511
6.25%, 09/10/34
(a)
........... 1,165 1,482,777
6.75%, 07/11/39
(a)
........... 591 755,709
6.50%, 10/07/45
(a)
........... 813 1,004,348
4,842,613
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 5.00%,
01/18/53
(a)
................ USD 1,083 943,564
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
........... 669 719,597
6.00%, 06/12/34
(a)
........... 584 605,018
1,324,615
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 320,000 20,345,773
7.00%, 02/28/31 ............ 260,799 15,854,042
7.10%, 11/19/36
(a)
........... USD 643 682,207
8.50%, 01/31/37 ............ ZAR 135,370 8,440,895
5.00%, 10/12/46 ............ USD 920 699,071
5.75%, 09/30/49 ............ 1,303 1,070,942
7.95%, 11/19/54
(a)
........... 880 922,517
7.25%, 12/11/55
(a)
........... 226 219,390
48,234,837
Spain — 0.3%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 28,680 34,293,302
3.15%, 04/30/35
(a)(c)
.......... 7,243 8,574,329
42,867,631
Security
Par (000)
Par (000) Value
Thailand — 0.1%
Kingdom of Thailand
2.50%, 11/17/29 ............ THB 504,035 $ 16,663,271
2.41%, 03/17/35 ............ 157,044 5,186,897
4.00%, 06/17/55 ............ 3,748 144,606
21,994,774
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.50%,
01/28/36
(a)
................ USD 1,271 1,267,035
Ukraine — 0.0%
Ukraine Government Bond
(a)(q)
4.50%, 02/01/29 ............ 215 166,786
0.00%, 02/01/30 ............ 25 16,039
0.00%, 02/01/34 ............ 61 29,699
4.50%, 02/01/34 ............ 134 83,941
0.00%, 02/01/35 ............ 52 29,115
0.00%, 02/01/36 ............ 52 28,891
354,471
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond, 3.90%, 09/09/50
(c)
....... 836 614,987
United Kingdom — 0.4%
U.K. Treasury Bonds, 4.38%, 03/07/30
(c)
GBP 50,234 69,820,236
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 36,384 1,064,392
8.00%, 10/29/35 ............ 51,117 1,380,729
5.25%, 09/10/60 ............ USD 1,022 944,790
3,389,911
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 673 813,344
7.85%, 10/12/28 ............ USD 524 561,010
1,374,354
Total Foreign Government Obligations — 3.3%
(Cost: $539,321,823) ............................. 574,509,137
Shares
Shares
Grantor Trust
(g)(l)
iShares Bitcoin Trust ETF
(f)
....... 933,131 44,314,391
iShares Ethereum Trust ETF ...... 306,700 6,186,139
Total Grantor Trust — 0.3%
(Cost: $52,040,788) .............................. 50,500,530
Investment Companies
iShares AAA CLO Active ETF
(g)(h)
... 300,000 15,613,500
iShares Broad USD High Yield
Corporate Bond ETF
(g)
........ 505,031 19,009,367
iShares China Large-Cap ETF
(g)(h)
... 1,018,427 40,339,894
iShares Core S&P Small-Cap ETF
(g)
. 76,782 9,753,617
iShares MSCI Brazil ETF
(g)(h)
...... 262,112 9,708,628
KraneShares CSI China Internet ETF 494,900 17,509,562
SPDR Gold Shares
(k) (l)
.......... 1,090,592 485,258,911
State Street Blackstone Senior Loan
ETF
(h)
................... 203,395 8,331,059
State Street SPDR S&P Homebuilders
ETF
(h)
................... 76,392 8,280,893

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
State Street SPDR S&P Regional
Banking ETF
(h)
............. 270,914 $ 18,641,592
VanEck Semiconductor ETF
(h)
..... 40,169 16,206,585
Total Investment Companies — 3.7%
(Cost: $480,861,707) ............................. 648,653,608
Par (000)
Pa r (000)
Municipal Bonds
(a)
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB , 7.38% , 10/01/29 ......... USD 3,435 3,661,342
Texas - 0.1%
Port of Beaumont Navigation District ,
Series 2024B, RB , 10.00% , 07/01/26 4,920 4,934,264
Total Municipal Bonds — 0.1%
(Cost: $8,355,000) .............................. 8,595,606
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 14,208 11,979,256
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 20,564 18,695,111
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 10,574 7,357,906
MCM Associates Ltd.
(d)
  0.00%, 09/25/31
(e)
.......... 11,196 9,109,811
  2.50%, 09/25/31 ........... 13,687 12,973,114
MCM Trust
(d)
Series 2018-NPL2,  3.00%, 09/25/31 1,229 1,165,310
Series 2021-VFN1,  3.00%, 09/25/31 248 202,042
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 11,183 10,575,525
TVC Holding, Series 2021-1, 2.38%,
03/25/28
(d)
................ 6,340 5,382,780
77,440,855
Commercial Mortgage-Backed Securities — 1.5%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.05%, 12/15/34
(a)(b)
4,602 4,602,372
United States — 1.5%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 4,330 3,961,950
1301 Trust, Series 2025-1301, Class A,
5.06%, 08/11/42
(a)(b)
.......... 3,210 3,260,599
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 1,650 1,364,701
Atrium Hotel Portfolio Trust, Series
2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.33%, 08/15/42
(a)(b)
.... 1,630 1,634,678
Security
Par (000)
Par (000) Value
United States (continued)
BAHA Trust, Series 2024-MAR, Class
C, 7.77%, 12/10/41
(a)(b)
........ USD 5,180 $ 5,441,399
BAMLL Trust, Series 2025-ASHF, Class
E, (1-mo. CME Term SOFR at 5.25%
Floor + 5.25%), 8.93%, 02/15/42
(a)(b)
7,688 7,695,254
BAY Mortgage Trust, Series 2025-LIVN,
Class A, (1-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.48%,
05/15/35
(a)(b)
............... 1,560 1,560,457
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.16%), 4.90%, 11/25/35 ... 209 237,590
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.30%, 10/25/36 ... 187 180,354
BBCMS Mortgage Trust, Series 2018-
TALL, Class C, (1-mo. CME Term
SOFR at 1.27% Floor + 1.32%),
5.00%, 03/15/37
(a)(b)
.......... 4,880 4,416,878
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 7.91%,
10/10/42
(a)(b)
............... 6,763 7,102,706
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 5.53%, 08/15/42
(a)(b)
.... 3,650 3,672,813
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.07%, 06/15/41
(a)(b)
2,352 2,363,760
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 3,735 3,361,358
BX Commercial Mortgage Trust
(a)
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 1,425 1,329,470
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 4.48%, 10/15/38
(b)
.. 744 744,075
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.04%, 10/15/38
(b)
.. 11,484 11,479,911
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.32%, 12/15/39
(b)
.. 8,089 8,111,947
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.22%, 05/15/34
(b)
.. 3,020 3,022,127
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.32%, 05/15/41
(b)
.. 1,971 1,974,916
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.07%, 03/15/41
(b)
.. 3,665 3,669,229
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%,
12/09/41 ............... 8,408 8,040,214
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 11,784 10,921,628
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.12%, 04/15/41 ... 4,599 4,604,911
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.57%, 06/15/41 ... 2,571 2,570,992

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.62%, 06/15/41 ... USD 6,427 $ 6,434,286
Series 2025-LIFE, Class A, 5.88%,
06/13/47 ............... 2,350 2,409,645
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.62%, 03/15/30 ... 4,483 4,466,186
Series 2025-VLT6, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.12%, 03/15/42 ... 2,590 2,593,238
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 864 821,467
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 5,098 4,898,817
CONE Trust, Series 2024-DFW1, Class
E, (1-mo. CME Term SOFR at 3.89%
Floor + 3.89%), 7.57%, 08/15/41
(a)(b)
2,960 2,957,849
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.40%,
11/15/48
(b)
................ 105 103,103
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.16%, 10/15/37 ... 1,103 999,704
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 0.15% Floor
+ 3.44%), 7.12%, 02/15/27
(d)
.. 11,900 11,837,730
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 5.56%, 08/15/34
(a)(b)
1,300 1,300,000
DGWD Trust, Series 2025-INFL, Class
A, (1-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.28%, 08/15/35
(a)(b)
5,235 5,256,516
DK Trust, Series 2025-LXP, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.27%, 08/15/37
(a)(b)
1,087 1,089,038
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a)(b)
...... 5,730 5,749,026
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.10%, 05/15/26 ... 1,480 1,431,900
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.33%, 11/25/41 ... 7,245 7,263,170
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 4,426 4,050,665
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.22%, 05/15/37 ... 5,135 5,144,628
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 6.87%, 05/15/37 ... 5,979 6,005,158
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 897 881,704
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 6.18%, 07/05/33 1,253 638,830
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 3,082 2,573,471
Security
Par (000)
Par (000) Value
United States (continued)
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 6.87%, 06/15/39
(a)(b)
.... USD 2,120 $ 2,125,300
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.22%, 12/15/39
(a)(b)
.... 3,787 3,786,539
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.06%, 08/17/42
(a)(b)
.... 5,220 5,230,391
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 1,974 1,999,253
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 5.90%, 04/15/38 ... 135 134,542
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 6.40%, 04/15/38 ... 902 901,600
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 6.55%, 07/15/38
(a)(b)
.... 3,936 3,931,080
Morgan Stanley Capital I Trust, Series
2018-MP, Class A, 4.28%, 07/11/40
(a)
(b)
...................... 2,110 1,962,461
NYC Commercial Mortgage Trust,
Series 2025-3BP, Class A, (1-mo.
CME Term SOFR at 1.21% Floor +
1.21%), 4.89%, 02/15/42
(a)(b)
.... 2,623 2,624,639
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 5.75%,
07/15/39
(a)(b)
............... 2,600 2,644,262
PENN Commercial Mortgage Trust,
Series 2025-P11, Class A, 5.34%,
08/10/42
(a)(b)
............... 2,732 2,809,677
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.15%, 07/15/38
(a)(b)
.... 929 253,211
PRM5 Trust, Series 2025-PRM5, Class
D, 5.81%, 03/10/33
(a)(b)
........ 5,600 5,616,432
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 6.63%, 03/15/35
(a)(b)
.... 2,965 2,957,588
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 4.53%, 11/15/38 ... —
(t)
1
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 6.42%, 11/15/38 ... 8,244 8,241,558
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 6.41%, 11/15/36 ... 2,325 2,325,000
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 1,175 1,118,089
VEGAS, Series 2024-GCS, Class C,
6.22%, 07/10/36
(a)(b)
.......... 6,220 6,360,722
VEGAS Trust, Series 2024-GCS, Class
D, 6.22%, 07/10/36
(a)(b)
........ 7,010 7,093,066

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ USD 2,150 $ 2,122,827
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.75%,
06/15/36 ............... 1,376 1,296,251
Series 2024-1CHI, Class A, 5.48%,
07/15/35 ............... 2,620 2,641,798
249,806,335
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.25%,
02/15/54 ................. 53,865 2,403,580
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.65%,
12/12/53
(a)
................ 2,061 123,821
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.79%,
07/15/53 ............... 29,211 1,863,948
Series 2021-C59, Class XA, 1.48%,
04/15/54 ............... 24,265 1,339,006
5,730,355
Total Non-Agency Mortgage-Backed Securities — 1.9%
(Cost: $352,173,331) ............................. 337,579,917
Preferred Securities
Capital Trusts — 0.6%
Canada — 0.0%
TELUS Corp. , (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.52%),
6.63%, 06/09/56
(b)
........... 100 100,447
Chile — 0.0%
(a)(b)
AES Andes SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.84%), 8.15%, 06/10/55 350 371,175
Banco de Credito e Inversiones SA , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
8.75%
(r)
.................. 200 215,348
586,523
France — 0.1%
(b)(r)
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(c)
... EUR 1,300 1,579,220
Electricite de France SA
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38%
(c)
.......... 1,300 1,541,969
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13%
(c)
.......... 600 737,482
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(c)
................ GBP 1,200 1,720,464
RCI Banque SA , (5-Year EURIBOR ICE
Swap Rate + 3.84%), 6.13%
(c)
... EUR 600 729,276
Unibail - Rodamco -Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(c)
.................. 2,600 3,149,964
Security
Par (000)
Par (000) Value
France (continued)
Veolia Environnement SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32%
(c)
.................. EUR 1,000 $ 1,192,628
10,651,003
Germany — 0.3%
(b)
Aroundtown Finance SARL
(r)
(5-Year EURIBOR ICE Swap Rate +
3.04%), 5.13%
(c)
.......... 625 722,700
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25%
(c)
.......... 9,834 11,523,267
Bayer AG , (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82
(c)
..... 3,500 4,323,444
Commerzbank AG
(r)
(5-Year EUR Swap Annual + 6.74%),
6.50%
(c)
................ 600 760,454
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(c)
.......... 400 541,205
Deutsche Bank AG
(r)
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63%
(c)
.......... 8,000 9,459,017
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75%
(c)
.......... 2,800 3,455,888
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13%
(c)
.......... 1,600 2,027,935
Deutsche Lufthansa AG , (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25%, 01/15/55
(c)
........... 3,900 4,770,048
Volkswagen International Finance NV
(r)
(5-Year EURIBOR ICE Swap Rate +
3.17%), 5.49%
(c)
.......... 500 621,210
(EUAMDB08 + 3.49%), 5.99%
(c)
.. 1,200 1,505,984
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(c)(r)
................. 2,503 3,081,392
42,792,544
Ireland — 0.0%
AIB Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(b)(c)(r)
. 1,775 2,178,234
Italy — 0.0%
(b)(c)(r)
BPER Banca SpA , (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50% . 1,367 1,700,120
Enel SpA , (5-Year EURIBOR ICE Swap
Rate + 1.82%), 4.50% ........ 1,700 1,998,874
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88% ............. 1,900 2,320,027
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25% .... 1,000 1,244,028
7,263,049
Japan — 0.0%
Rakuten Group, Inc.
(b)(r)
(5-Year EUR Swap Annual + 4.74%),
4.25%
(c)
................ 2,131 2,482,052
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.25%), 8.13%
(a)
.......... USD 451 466,779
2,948,831
Luxembourg — 0.0%
(c)
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate +
6.16%), 8.13%
(b)(c)(r)
........ EUR 2,800 3,124,401

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico — 0.0%
(a)(b)(r)
Banco Mercantil del Norte SA , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.07%),
8.38% ................... USD 672 $ 709,296
Cemex SAB de CV , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20% 400 419,400
1,128,696
Netherlands — 0.0%
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(b)(c)(r)
. EUR 1,650 2,005,294
Spain — 0.1%
(b)(r)
Banco Bilbao Vizcaya Argentaria SA
(5-Year EUR Swap Annual + 4.27%),
6.88%
(c)
................ 2,400 3,109,604
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 882 948,836
Telefonica Emisiones SA
(5-Year EURIBOR ICE Swap Rate +
1.84%), 4.38%
(c)
.......... EUR 1,500 1,780,654
(EUAMDB08 + 2.13%), 4.88%
(c)
.. 3,100 3,662,679
9,501,773
Sweden — 0.0%
Heimstaden Bostad AB , (5-Year
EURIBOR ICE Swap Rate + 2.53%),
5.00%
(b)(c)(r)
................ 2,150 2,547,378
Thailand — 0.0%
Thaioil Treasury Center Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.38%),
6.10%
(a)(b)(r)
................ USD 623 625,679
United Arab Emirates — 0.0%
First Abu Dhabi Bank PJSC , (6-Year
USD Constant Maturity + 2.09%),
5.88%
(b)(c)(r)
................ 622 627,753
United Kingdom — 0.1%
(b)
Barclays plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.41%), 4.38%
(r)
........... 848 824,942
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(c)
..... GBP 3,321 4,720,382
Nationwide Building Society
(r)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(c)
................ 1,126 1,546,544
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(c)
................ 3,488 5,022,413
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.59%),
7.88%
(c)
................ 400 585,654
12,699,935
United States — 0.0%
(b)
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.95%, 07/15/55 USD 203 198,449
Aptiv Swiss Holdings Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.39%),
6.88%, 12/15/54 ............ 200 208,887
Security
Par (000)
Par (000) Value
United States (continued)
Citigroup, Inc.
(r)
Series GG, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.88% .... USD 481 $ 491,369
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 464 477,979
Energy Transfer LP , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%),
7.13%, 10/01/54 ............ 100 103,335
FMC Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.37%), 8.45%, 11/01/55 ..... 830 665,684
Paramount Global , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.00%), 6.38%, 03/30/62 246 231,339
PG&E Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.88%), 7.38%, 03/15/55 ..... 417 430,364
Sunoco LP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.23%), 7.88%
(a)(r)
.......... 2,495 2,569,925
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
(r)
....................... 3,017 2,654,125
8,031,456
Total Capital Trusts — 0.6%
(Cost: $98,977,130) .............................. 106,812,996
Shares
Shares
Preferred Stocks — 3.8%
Brazil — 0.3%
Banco Bradesco SA (Preference) ... 3,912,047 15,796,114
Neon Payments Ltd.
(d)(f)
.......... 39,435 17,334,048
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 1,735,138 12,419,866
45,550,028
China — 0.5%
ByteDance Ltd., Series E-1, (Acquired
01/26/24, cost $33,821,714)
(d)(f) (j)
.. 308,665 84,895,222
Finland — 0.0%
Aiven OY, Series D
(d)(f)
........... 86,562 4,586,920
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $22,418,516)
(d)(f)(j)
........ 4,218 —
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$13,030,114)
(d)(f)(j)
............ 4,047 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$3,635,023)
(d)(f)(j)
............ 30,817 —

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$21,869,474)
(d)(f)(j)
............ 637,808 $ 5,637,930
United States — 3.0%
Anduril Engineering LLC, Series F
(d)(f)
306,011 14,618,146
Anduril Investors LLC, Series G
(d)(f)
.. 132,173 6,313,904
Anthropic PBC, Series F, (Acquired
08/18/25, cost $14,035,016)
(d)(f)(j)
.. 99,562 24,233,391
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$10,090,875)
(d)(f)(j)
............ 18,683 2,846,355
Bright Machines, Inc., Series C
(d)(f)
... 927,532 185,506
Bright Machines, Inc., Series C-1
(d)(f)
. 1,932,080 154,567
CoreWeave , Inc., 10.00%, (10.00%
Cash or 10.00% PIK)
(d)(o)
....... 9,812,000 12,657,480
Databricks, Inc., Series F, (Acquired
06/03/24, cost $11,769,837)
(d)(f)(j)
.. 822,138 156,206,220
Databricks, Inc., Series G, (Acquired
02/01/21, cost $13,141,188)
(d)(f)(j)
.. 222,270 42,231,300
Davidson Homes, Inc., 12.00%,
(12.00% Cash or 12.00% PIK)
(d)(o)
. 33,520 38,037,155
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(r)
........ 38,156 37,917,525
EXO Capital Technologies, Inc., Series
D, Class E, (Acquired 05/22/25, cost
$403,846)
(d)(f)(j)
.............. 661,698 489,657
HawkEye 360, Inc., Series D1
(d)(f)
... 561,818 11,933,014
JumpCloud , Inc., Series E-1, (Acquired
10/30/20, cost $11,778,091)
(d)(f)(j)
.. 6,458,349 13,885,451
JumpCloud , Inc., Series F, (Acquired
09/03/21, cost $2,543,928)
(d)(f)(j)
.. 424,788 913,294
Lessen Holdings, Inc., Series B
(d)(f)
.. 259,727 3
Lessen Holdings, Inc., Series BX
(d)(f)
. 841,086 8
Loadsmart , Inc., Series C, (Acquired
10/05/20, cost $10,694,460)
(d)(f)(j)
.. 1,250,814 8,843,255
Loadsmart , Inc., Series D , (Acquired
01/27/22, cost $2,628,040)
(d)(f)(j)
.. 131,402 1,399,431
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $6,129,221)
(d)(f)(j)
.. 8,922 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $9,816,152)
(d)(f)(j)
.. 1,099,886 538,944
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $5,269,814)
(d)(f)(j)
.. 200,937 8,654,357
RapidSOS , Inc., Series C-1
(d)(f)
..... 5,162,136 5,729,971
SambaNova Systems, Inc., Series
C, (Acquired 06/03/24, cost
$11,739,902)
(d)(f)(j)
............ 220,503 6,277,720
SambaNova Systems, Inc., Series
D, (Acquired 06/03/24, cost
$6,878,356)
(d)(f)(j)
............ 72,390 2,412,035
SCI PH Parent, Inc., (Acquired
02/10/23, cost $3,949,000),
12.50%
(d)(j)
................ 3,949 5,379,525
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $3,799,839)
(d)(f)(j)
.. 252,991 1,821,535
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$9,742,600)
(d)(f)(j)
............ 1,633,349 7,660,407
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$ 1,326,170)
(d)(f)(j)
............ 200,098 966,473
Verge Genomics
(d)(f)
............ 1,907,212 286,082
Veritas Newco
(d)(f)
.............. 36,275 779,913
Veritas Newco, Series G-1
(f)
....... 25,062 588,957
Security
Shares
Shares Value
United States (continued)
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$5,641,940), 12.00%, (12.00% Cash
or 12.00% PIK)
(d)(j)(o)
.......... 1,933,359 $ 11,174,815
Wells Fargo & Co., Series L, 7.50%
(p)(r)
5,825 7,187,817
x.AI, Inc., Series C
(d)(f)
........... 1,161,348 86,892,057
519,216,270
Total Preferred Stocks — 3.8%
(Cost: $439,118,014) ............................. 659,886,370
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.30%, 10/30/40
(b)
437,061 13,107,459
Total Trust Preferreds — 0.1%
(Cost: $10,967,132) .............................. 13,107,459
Total Preferred Securities — 4.5%
(Cost: $549,062,276) ............................. 779,806,825
Rights
United States — 0.0%
Walgreens Boots Alliance, Inc., CVR
(d)(f)
242,727 128,645
Total Rights — 0.0%
(Cost: $128,645) ................................ 128,645
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.10%, 01/25/42
(a)(b)
USD 2,121 2,164,100
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.75%, 09/25/30
(b)
........... 1,499 1,484,530
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K105, Class X1,
1.51% ,  01/25/30 ........ 11,557 586,948
Series K109, Class X1,
1.57% ,  04/25/30 ........ 14,716 796,697
Series K110, Class X1,
1.64% ,  04/25/30 ........ 8,043 453,790
Series K116, Class X1,
1.41% ,  07/25/30 ........ 7,569 384,097
Series K120, Class X1,
1.03% ,  10/25/30 ........ 48,993 1,904,050
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ 8,244 362,861

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series KW09, Class X1,
0.76% ,  05/25/29 ........ USD 51,253 $ 983,519
5,471,962
Mortgage-Backed Securities — 0.7%
Uniform Mortgage-Backed Securities,
3.50%, 02/25/56
(u)
........... 126,286 116,793,353
Total U.S. Government Sponsored Agency Securities
—
0.7%
(Cost: $126,720,186) ............................. 125,913,945
U.S. Treasury Obligations
U.S. Treasury Notes
3.75%, 04/30/27
(v)
........... 20,000 20,051,562
3.88%, 05/31/27
(v)
........... 5,000 5,021,680
3.63%, 08/31/27 - 09/30/30
(v)
.... 25,000 24,912,500
4.00%, 03/31/30
(v)
........... 10,000 10,099,610
Total U.S. Treasury Obligations — 0.3%
(Cost: $59,973,207) .............................. 60,085,352
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 95,675 2,851
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired
09/20/22, cost $0) (Issued/
Exercisable 09/20/22, 1 Share for 1
Warrant, Expires 09/20/32)
(d)(f)(j)
.. 109,339 1,094
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(d)(f)(j)
.......... 768,436 199,783
United States — 0.1%
(f)
Cirkul , Inc. (Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
0.01)
(d)
................... 17,931 —
Cirkul , Inc. (Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
35.41)
(d)
.................. 18,391 —
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 271,336 33,537
Crown PropTech Acquisitions ( Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 162,368 10,148
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 232,643 581,608
Security
Shares
Shares Value
United States (continued)
EVgo , Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 146,070 $ 9,495
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(d)(j)
...... 1,717 4,620,413
FLYR, Inc., Series D-X (Issued/
Exercisable 08/18/25, 1 Share for
1 Warrant, Expires 12/31/49, Strike
Price USD 0.01)
(d)
........... 35,428 —
GTT Communications, Inc. (Issued/
Exercisable 11/14/25, 1 Share for
1 Warrant, Expires 12/30/27, Strike
Price USD 0.01)
(d)(l)
.......... 53,722 1,564,922
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 27,300 333,060
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 171,990 2,997,786
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 68,250 1,189,597
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 123,393 1,357
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant,
Strike Price USD 0.34)
(d)
....... 6,344,820 63
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 111,795 11
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 226,443 4,529
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 254,485 28,502
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 92,406 10,350
RapidSOS , Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 2,862,231 3,148,454
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(d)
........... 61,404 1
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(d)
........... 612,553 6

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Versa Networks, Inc., Series E ,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(d)(j)
.......... 238,291 $ 1,060,395
Volato Group, Inc., (Acquired 12/03/23,
cost $181,758) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 181,758 1,999
15,596,233
Total Warrants — 0.1%
(Cost: $2,553,478) .............................. 15,799,961
Total Long-Term Investments — 95.3%
(Cost: $12,307,582,206) ........................... 16,573,788,941
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury
Bills
(w)
14.44%, 04/01/26 ........... BRL 89 16,619,461
13.86%, 07/01/26 ........... 24 4,256,414
20,875,875
Security
Par (000)
Par (000) Value
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills,
25.92%, 06/23/26
(w)
.......... EGP 144,800 $ 2,819,250
Total Foreign Government Obligations — 0.1%
(Cost: $23,066,653) .............................. 23,695,125
Shares
Shares
Money Market Funds — 3.0%
(g)(x)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.82%
(y)
....... 131,865,719 131,931,651
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.57% ...... 387,754,579 387,754,579
Total Money Market Funds — 3.0%
(Cost: $519,679,951) ............................. 519,686,230
Total Short-Term Securities — 3.1%
(Cost: $542,746,604) ............................. 543,381,355
Total Options Purchased — 0.7%
(Cost: $106,314,237 ) ............................. 122,265,099
Total Investments Before Options Written — 99.1%
(Cost: $12,956,643,047) ........................... 17,239,435,395
Total Options Written — (0.6)%
(Premiums Received — $(83,677,920)) ................ (110,282,972)
Total Investments Net of Options Written — 98.5%
(Cost: $12,872,965,127) ........................... 17,129,152,423
Other Assets Less Liabilities — 1.5% ................... 263,084,440
Net Assets — 100.0% .............................. $ 17,392,236,863
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Non-income producing security.
(g)
Affiliate of the Fund.
(h)
All or a portion of this security is on loan.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $646,806,728, representing 3.72% of its net assets as of period end, and an original cost of $454,939,326.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Convertible security.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Perpetual security with no stated maturity date.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Rounds to less than 1,000.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
Rates are discount rates or a range of discount rates as of period end.
(x)
Annualized 7-day yield as of period end.
(y)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Par/Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 64,383,441 $ 67,535,846
(a)
$ — $ 9,710 $ 2,654 $ 131,931,651 131,865,719 $ 456,260
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 146,947,412 240,807,167
(a)
— — — 387,754,579 387,754,579 8,669,248 —
iShares 0-5 Year TIPS Bond
ETF
(c)
.............. 19,749,974 — (18,823,538) — (926,436) — — — —
iShares AAA CLO Active ETF . 15,498,000 — — — 115,500 15,613,500 300,000 474,770 —
iShares Bitcoin Trust ETF ... 38,705,495 65,730,970 (51,691,726) (1,751,951) (6,678,397) 44,314,391 933,131 — —
iShares Broad USD High Yield
Corporate Bond ETF .... 18,484,135 — — — 525,232 19,009,367 505,031 753,242 —
iShares China Large-Cap ETF 15,990,961 73,780,271 (54,303,116) 1,234,299 3,637,479 40,339,894 1,018,427 669,856 —
iShares Core S&P Small-Cap
ETF ................ 7,688,182 — — — 2,065,435 9,753,617 76,782 107,824 —
iShares Ethereum Trust ETF . — 9,764,032 — — (3,577,893) 6,186,139 306,700 — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... — 48,872,721 (49,000,362) 127,641 — — — 169,201 —
iShares MSCI Brazil ETF ... 7,087,508 — — — 2,621,120 9,708,628 262,112 432,002 —
iShares Russell 2000 ETF
(c)
.. — 121,612,121 (121,453,450) (158,671) — — — — —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 8 — — — — 8 82,684,528 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 10,855,729 — — — (1,616,810) 9,238,919 92,389,186 — —
Quintis HoldCo Pty. Ltd. .... 280 — — — 25 305 43,735,802 — —
$ (538,972) $ (3,832,091) $ 673,850,998 $ 11,732,403 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 824 02/24/26 $ 41,907 $ 400,389
CME Bitcoin
(a)
............................................................ 16 02/27/26 6,728 (517,515)
Euro-Bobl ............................................................... 3,663 03/06/26 506,313 (272,216)
Euro-BTP ............................................................... 587 03/06/26 84,268 405,552
Euro-Bund .............................................................. 1,616 03/06/26 245,513 (523,767)
Euro-OAT ............................................................... 690 03/06/26 99,726 690,938
Euro-Schatz ............................................................. 394 03/06/26 49,928 (9,875)
KOSPI 200 Index .......................................................... 806 03/12/26 108,001 25,631,603
OSE Nikkei 225 Index ....................................................... 918 03/12/26 316,792 15,866,464
Japan 10-Year Bond ........................................................ 142 03/13/26 120,759 (1,773,864)
Australia 10-Year Bond ...................................................... 829 03/16/26 63,011 (243,775)
Australia 3-Year Bond ....................................................... 2,541 03/16/26 185,401 (456,827)
3-mo. SOFR ............................................................. 363 03/17/26 87,401 108,049
EURO STOXX 50 Index ..................................................... 285 03/20/26 20,104 574,015
EURO STOXX Bank Index .................................................... 4,907 03/20/26 80,108 3,349,740
Russell 2000 E-Mini Index .................................................... 1,152 03/20/26 151,177 2,052,024
S&P 500 E-Mini Index ....................................................... 145 03/20/26 50,502 217,834
U.S. Treasury Long Bond ..................................................... 920 03/20/26 105,628 (1,528,511)
U.S. Treasury Ultra Bond ..................................................... 3,767 03/20/26 440,857 (10,217,797)
Long Gilt ................................................................ 571 03/27/26 70,984 (275,867)
U.S. Treasury 2-Year Note .................................................... 4,735 03/31/26 987,100 (775,709)
U.S. Treasury 5-Year Note .................................................... 1,744 03/31/26 189,933 301,322
CBOE Volatility Index ....................................................... 2 05/19/26 42 (2,583)
CBOE Volatility Index ....................................................... 12 06/17/26 253 (13,588)
CBOE Volatility Index ....................................................... 16 08/19/26 348 3,611
3-mo. SOFR ............................................................. 58 09/15/26 14,002 (10,230)
CBOE Volatility Index ....................................................... 6 09/16/26 132 2,352
3-mo. SOFR ............................................................. 936 03/14/28 226,243 (22,982)
3-mo. SOFR ............................................................. 936 03/20/29 225,693 (57,858)
32,900,929
Short Contracts
CBOE Volatility Index ....................................................... 12 02/18/26 229 (8,100)
WTI Crude Oil
(a)
........................................................... 387 02/19/26 25,236 (2,385,332)
Euro-Buxl ............................................................... 78 03/06/26 10,159 182,206
CBOE Volatility Index ....................................................... 11 03/18/26 219 (6,943)
FTSE 100 Index ........................................................... 73 03/20/26 10,205 (439,882)
Nasdaq-100 E-Mini Index ..................................................... 1,692 03/20/26 868,673 (10,238,714)
U.S. Treasury 10-Year Note ................................................... 6,291 03/20/26 703,118 4,835,086
U.S. Treasury 10-Year Ultra Note ............................................... 13,844 03/20/26 1,579,081 16,667,415
CME Bitcoin
(a)
............................................................ 9 03/27/26 3,800 171,594
CBOE Volatility Index ....................................................... 1 04/15/26 21 1,548
CBOE Volatility Index ....................................................... 12 07/22/26 259 (2,175)
8,776,703
$ 41,677,632
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 120,340,820 USD 21,398,869 Citibank NA 02/03/26 $ 1,467,659
BRL 10,900,141 USD 2,029,784 Deutsche Bank AG 02/03/26 41,403
BRL 13,525,265 USD 2,507,000 Goldman Sachs International 02/03/26 63,000

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 22,581,869 BRL 117,380,555 Citibank NA 02/03/26 $ 277,835
COP 12,491,575,200 USD 3,368,000 Citibank NA 02/12/26 5,150
AUD 3,771,000 USD 2,529,772 HSBC Bank plc 02/25/26 96,075
CLP 8,350,591,440 USD 9,302,000 Goldman Sachs International 02/25/26 252,346
COP 29,204,207,807 USD 7,724,142 Morgan Stanley & Co. International plc 02/25/26 144,026
CZK 304,325,611 USD 14,628,964 Natwest Markets plc 02/25/26 195,167
HUF 2,606,044,376 USD 7,841,413 HSBC Bank plc 02/25/26 244,519
IDR 398,047,898,015 USD 23,647,159 Citibank NA 02/25/26 77,292
JPY 294,679,581 USD 1,887,000 Citibank NA 02/25/26 20,477
KRW 5,513,435,040 USD 3,790,000 Barclays Bank plc 02/25/26 13,063
MXN 407,239,837 USD 22,622,930 Bank of America NA 02/25/26 636,403
MYR 5,014,860 USD 1,245,000 Barclays Bank plc 02/25/26 28,067
MYR 106,646,717 USD 26,287,088 Credit Agricole Corporate & Investment Bank SA 02/25/26 786,135
PHP 50,352,707 USD 849,333 HSBC Bank plc 02/25/26 4,705
PLN 81,029,514 USD 22,451,458 Natwest Markets plc 02/25/26 352,814
RON 14,975,173 USD 3,428,017 Goldman Sachs International 02/25/26 52,818
USD 1,908,758 EUR 1,599,000 Citibank NA 02/25/26 11,533
USD 3,192,000 MXN 55,629,218 Barclays Bank plc 02/25/26 14,760
USD 3,171,000 MXN 54,858,300 Morgan Stanley & Co. International plc 02/25/26 37,791
USD 2,718,000 PEN 9,149,875 Goldman Sachs International 02/25/26 3,667
USD 3,175,000 SGD 4,019,651 JPMorgan Chase Bank NA 02/25/26 10,559
ZAR 230,585,660 USD 14,013,693 Natwest Markets plc 02/25/26 238,753
USD 28,214,173 BRL 147,568,590 Citibank NA 03/03/26 340,027
AUD 24,009,238 JPY 2,545,000,000 Morgan Stanley & Co. International plc 03/18/26 213,766
AUD 356,399,306 USD 238,065,114 UBS AG 03/18/26 10,087,466
BRL 362,102,434 EUR 55,185,082 Goldman Sachs International 03/18/26 2,588,482
CAD 474,297,601 USD 345,226,545 Wells Fargo Bank NA 03/18/26 3,711,496
CHF 13,190,000 EUR 14,161,680 JPMorgan Chase Bank NA 03/18/26 320,779
CHF 330,798,677 USD 417,957,430 Wells Fargo Bank NA 03/18/26 11,942,970
CNY 2,073,876,556 USD 295,417,698 Societe Generale SA 03/18/26 3,251,506
DKK 75,806,589 USD 11,892,207 Credit Agricole Corporate & Investment Bank SA 03/18/26 169,935
DKK 505,641,438 USD 79,605,704 UBS AG 03/18/26 850,611
EUR 12,473,191 USD 14,601,975 BNP Paribas SA 03/18/26 213,224
EUR 286,770,331 USD 336,925,028 Societe Generale SA 03/18/26 3,690,247
EUR 161,317,931 USD 189,129,811 Wells Fargo Bank NA 03/18/26 2,477,707
GBP 29,613,391 EUR 33,719,925 JPMorgan Chase Bank NA 03/18/26 467,984
GBP 23,777,993 USD 32,256,992 Bank of America NA 03/18/26 277,849
GBP 42,843,269 USD 57,155,688 Citibank NA 03/18/26 1,465,699
GBP 162,695,837 USD 217,624,892 Societe Generale SA 03/18/26 4,987,809
HUF 6,627,631,263 USD 20,111,290 HSBC Bank plc 03/18/26 423,922
JPY 2,577,000,000 AUD 23,964,261 Morgan Stanley & Co. International plc 03/18/26 25,057
JPY 140,035,798,545 USD 907,511,291 Deutsche Bank AG 03/18/26 564,988
JPY 4,166,903,914 USD 26,555,523 Societe Generale SA 03/18/26 465,186
JPY 4,610,006,395 USD 29,695,793 Wells Fargo Bank NA 03/18/26 198,260
KRW 133,275,787,463 USD 91,367,392 Societe Generale SA 03/18/26 632,218
MXN 1,184,702,486 EUR 54,983,013 Goldman Sachs International 03/18/26 2,218,632
NOK 923,869,126 CHF 72,480,575 JPMorgan Chase Bank NA 03/18/26 1,717,435
NZD 28,860,000 AUD 24,949,103 JPMorgan Chase Bank NA 03/18/26 32,936
NZD 15,081,861 USD 8,757,352 HSBC Bank plc 03/18/26 337,972
PLN 113,668,465 USD 31,390,878 BNP Paribas SA 03/18/26 598,396
SEK 600,898,821 USD 65,231,763 Bank of New York Mellon 03/18/26 2,375,436
SGD 44,742,757 USD 34,852,328 Goldman Sachs International 03/18/26 424,523
TRY 712,050,358 USD 15,516,224 UBS AG 03/18/26 348,878
USD 162,621,188 HKD 1,261,972,941 Standard Chartered Bank 03/18/26 846,589
USD 3,177,748 INR 287,641,801 Wells Fargo Bank NA 03/18/26 51,588
USD 62,978,818 JPY 9,655,122,530 Morgan Stanley & Co. International plc 03/18/26 369,201
ZAR 746,555,660 EUR 37,286,153 HSBC Bank plc 03/18/26 1,781,854
ZAR 342,836,064 USD 20,116,558 HSBC Bank plc 03/18/26 1,039,409
USD 327,407 IDR 5,473,333,891 BNP Paribas SA 03/25/26 1,503
EUR 50,271 USD 58,916 Wells Fargo Bank NA 04/16/26 880
EGP 95,861,374 USD 1,950,384 Societe Generale SA 04/20/26 12,895
IDR 53,850,455,908 USD 3,176,756 Credit Agricole Corporate & Investment Bank SA 04/27/26 26,054
IDR 29,141,951,254 USD 1,716,910 Royal Bank of Canada 04/27/26 16,337

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,869,524 CNY 26,804,975 Morgan Stanley & Co. International plc 04/27/26 $ 177
USD 5,320,098 PEN 17,884,042 Societe Generale SA 04/27/26 21,664
USD 22,235,448 THB 690,388,397 JPMorgan Chase Bank NA 04/27/26 168,451
USD 1,429,843 UYU 54,747,248 HSBC Bank plc 04/27/26 18,650
USD 1,814,410 COP 6,868,448,001 JPMorgan Chase Bank NA 07/07/26 20,543
NGN 1,661,084,356 USD 1,112,023 Citibank NA 07/28/26 17,798
MXN 311,384,000 USD 16,536,070 Morgan Stanley & Co. International plc 08/18/26 946,147
67,837,153
BRL 147,568,590 USD 28,389,494 Citibank NA 02/03/26 (349,289)
USD 28,178,731 BRL 158,468,731 Citibank NA 02/03/26 (1,932,661)
USD 1,324,000 BRL 7,203,884 Morgan Stanley & Co. International plc 02/03/26 (44,844)
BRL 16,518,572 USD 3,175,000 Goldman Sachs International 02/25/26 (51,198)
CNY 146,259,490 USD 21,038,385 Societe Generale SA 02/25/26 (1,794)
COP 9,290,942,000 USD 2,507,000 Citibank NA 02/25/26 (3,844)
EUR 1,652,000 HUF 642,415,388 Credit Agricole Corporate & Investment Bank SA 02/25/26 (33,152)
HUF 809,777,400 USD 2,540,000 Deutsche Bank AG 02/25/26 (27,454)
INR 2,629,442,128 USD 29,139,936 JPMorgan Chase Bank NA 02/25/26 (504,422)
KRW 1,808,982,000 USD 1,260,000 Societe Generale SA 02/25/26 (12,199)
PEN 9,077,304 USD 2,718,000 Citibank NA 02/25/26 (25,195)
THB 674,639,977 USD 21,629,662 HSBC Bank plc 02/25/26 (158,157)
USD 1,296,834 AUD 1,885,500 HSBC Bank plc 02/25/26 (16,089)
USD 474,545 EUR 405,621 Natwest Markets plc 02/25/26 (6,727)
USD 2,540,000 MYR 10,013,950 Barclays Bank plc 02/25/26 (2,131)
USD 849,333 PHP 50,161,607 JPMorgan Chase Bank NA 02/25/26 (1,464)
USD 2,555,000 SGD 3,274,742 State Street Bank and Trust Co. 02/25/26 (23,016)
USD 1,872,000 ZAR 30,894,178 Morgan Stanley & Co. International plc 02/25/26 (37,562)
ZAR 30,700,718 USD 1,903,000 Citibank NA 02/25/26 (5,396)
BRL 118,109,949 USD 22,581,869 Citibank NA 03/03/26 (272,148)
AUD 24,834,191 NZD 28,860,000 JPMorgan Chase Bank NA 03/18/26 (112,946)
EUR 7,210,976 CHF 6,595,000 Barclays Bank plc 03/18/26 (5,819)
EUR 79,293,414 CHF 73,758,298 Citibank NA 03/18/26 (1,673,237)
EUR 7,196,286 CHF 6,595,000 JPMorgan Chase Bank NA 03/18/26 (23,267)
EUR 28,300,000 JPY 5,195,625,300 JPMorgan Chase Bank NA 03/18/26 (77,856)
EUR 12,342,863 USD 14,773,948 Bank of America NA 03/18/26 (113,548)
EUR 22,041,618 USD 26,331,806 JPMorgan Chase Bank NA 03/18/26 (151,581)
HKD 333,147,980 USD 42,930,334 Standard Chartered Bank 03/18/26 (223,490)
JPY 2,545,000,000 AUD 24,717,311 JPMorgan Chase Bank NA 03/18/26 (706,781)
JPY 5,152,843,907 EUR 28,300,000 JPMorgan Chase Bank NA 03/18/26 (199,565)
JPY 17,587,964,426 EUR 96,837,813 UBS AG 03/18/26 (969,469)
JPY 6,103,023,377 USD 39,708,983 Societe Generale SA 03/18/26 (133,313)
TWD 2,444,810,699 USD 78,782,775 Morgan Stanley & Co. International plc 03/18/26 (1,548,269)
USD 5,476,446 BRL 30,584,048 BNP Paribas SA 03/18/26 (278,426)
USD 31,499,848 CAD 43,379,578 Morgan Stanley & Co. International plc 03/18/26 (414,261)
USD 32,766,138 CHF 25,754,610 Morgan Stanley & Co. International plc 03/18/26 (704,121)
USD 16,561,048 EUR 14,110,000 BNP Paribas SA 03/18/26 (198,292)
USD 7,399,407 EUR 6,335,393 HSBC Bank plc 03/18/26 (125,540)
USD 23,872,908 EUR 20,535,849 JPMorgan Chase Bank NA 03/18/26 (518,820)
USD 67,448,741 EUR 57,303,995 Natwest Markets plc 03/18/26 (614,842)
USD 417,526,341 EUR 355,373,324 Societe Generale SA 03/18/26 (4,573,051)
USD 10,475,109 EUR 8,921,261 State Street Bank and Trust Co. 03/18/26 (121,237)
USD 13,325,455 EUR 11,384,659 Toronto Dominion Bank 03/18/26 (196,826)
USD 22,218,981 EUR 18,969,663 Wells Fargo Bank NA 03/18/26 (312,489)
USD 296,416,124 GBP 221,691,667 Societe Generale SA 03/18/26 (6,919,115)
USD 12,021,323 MXN 220,472,319 Goldman Sachs International 03/18/26 (545,114)
USD 74,374,855 NOK 750,389,956 Citibank NA 03/18/26 (3,527,283)
USD 17,476,890 MXN 311,384,000 Morgan Stanley & Co. International plc 03/23/26 (261,909)
USD 912,346 EGP 44,878,320 Citibank NA 03/31/26 (13,327)
USD 9,586,382 BRL 53,585,000 Deutsche Bank AG 04/02/26 (456,257)
USD 6,461,140 BRL 35,880,000 JPMorgan Chase Bank NA 04/02/26 (263,314)
USD 622,461 EUR 531,105 JPMorgan Chase Bank NA 04/16/26 (9,271)
USD 10,536,454 EUR 8,990,099 Morgan Stanley & Co. International plc 04/16/26 (156,972)
USD 394,691 EUR 335,934 Societe Generale SA 04/16/26 (4,891)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ARS 1,369,268,100 USD 883,000 Citibank NA 04/23/26 $ (49,243)
PEN 12,271,610 USD 3,654,045 Societe Generale SA 04/27/26 (18,384)
TRY 248,571,568 USD 5,371,385 Barclays Bank plc 04/27/26 (2,803)
USD 19,980,156 COP 75,300,211,262 Morgan Stanley & Co. International plc 04/27/26 (23,345)
USD 6,447,242 CZK 133,076,085 State Street Bank and Trust Co. 04/27/26 (40,118)
USD 3,923,338 HUF 1,283,647,381 Credit Agricole Corporate & Investment Bank SA 04/27/26 (43,598)
USD 11,596,173 IDR 196,548,170,450 BNP Paribas SA 04/27/26 (93,726)
USD 4,928,248 INR 455,761,379 Merrill Lynch International & Co. 04/27/26 (7,470)
USD 39,476,766 MXN 695,778,000 Citibank NA 04/27/26 (26,777)
USD 8,408,252 PHP 499,904,217 Citibank NA 04/27/26 (51,435)
USD 17,241,410 PHP 1,021,837,998 HSBC Bank plc 04/27/26 (50,761)
USD 27,163,781 PLN 97,311,530 Deutsche Bank AG 04/27/26 (222,829)
USD 41,744,332 ZAR 680,457,659 Societe Generale SA 04/28/26 (120,221)
PEN 10,616,882 USD 3,175,000 Citibank NA 05/04/26 (30,002)
USD 1,985,274 BRL 11,060,558 State Street Bank and Trust Co. 06/02/26 (60,165)
USD 800,745 COP 3,098,482,724 JPMorgan Chase Bank NA 07/07/26 (8,501)
(30,512,619)
$ 37,324,534
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ................ One-Touch Bank of America NA 02/05/26 CZK 23.85 CZK 23.85 EUR 234 $ 83
USD Currency ................ One-Touch Bank of America NA 02/05/26 CZK 20.00 CZK 20.00 USD 205 3,717
USD Currency ................ One-Touch Bank of America NA 02/27/26 INR 88.15 INR 88.15 USD 339 2,308
EUR Currency ................ Down and Out Citibank NA 03/26/26 USD 1.19 USD 1.15 EUR 18,631 145,259
EUR Currency ................ One-Touch Barclays Bank plc 07/21/26 HUF 375.00 HUF 375.00 EUR 529 64,665
$ 216,032
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index ......................... 657 02/18/26 USD 30.00 USD 1,146 $ 42,596
Alphabet, Inc. .............................. 2,000 02/20/26 USD 340.00 USD 67,706 2,515,000
Amazon.com, Inc. ........................... 903 02/20/26 USD 255.00 USD 21,609 451,500
Amazon.com, Inc. ........................... 2,499 02/20/26 USD 240.00 USD 59,801 2,686,425
Apple, Inc. ................................ 1,501 02/20/26 USD 290.00 USD 38,948 28,519
Citigroup, Inc. .............................. 2,502 02/20/26 USD 120.00 USD 28,951 347,778
EURO STOXX Bank Index ..................... 1,757 02/20/26 EUR 280.00 EUR 24,190 411,325
Fifth Third Bancorp .......................... 4,829 02/20/26 USD 50.00 USD 24,251 651,915
General Electric Co. .......................... 410 02/20/26 USD 330.00 USD 12,578 56,580
Goldman Sachs Group, Inc. (The) ................ 116 02/20/26 USD 865.00 USD 10,851 903,060
Goldman Sachs Group, Inc. (The) ................ 250 02/20/26 USD 1,000.00 USD 23,385 106,250
JPMorgan Chase & Co. ....................... 999 02/20/26 USD 325.00 USD 30,558 102,398
Meta Platforms, Inc. .......................... 525 02/20/26 USD 670.00 USD 37,616 2,798,250
Microsoft Corp. ............................. 825 02/20/26 USD 510.00 USD 35,499 39,188
Rockwell Automation, Inc. ...................... 469 02/20/26 USD 410.00 USD 19,775 1,113,875
SPDR Gold Shares
(a)
......................... 8,000 02/20/26 USD 390.00 USD 355,960 47,066,284
Tesla, Inc. ................................. 37 02/20/26 USD 540.00 USD 1,593 2,183
Tesla, Inc. ................................. 646 02/20/26 USD 480.00 USD 27,804 245,480
Tesla, Inc. ................................. 675 02/20/26 USD 450.00 USD 29,053 683,438
Uber Technologies, Inc. ....................... 2,081 02/20/26 USD 95.00 USD 16,658 59,309
Valero Energy Corp. .......................... 1,000 02/20/26 USD 175.00 USD 18,143 955,000
Vertiv Holdings Co. .......................... 2,105 02/20/26 USD 200.00 USD 39,191 1,673,475

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Apple, Inc. ................................ 1,796 03/20/26 USD 270.00 USD 46,603 $ 889,020
Broadcom, Inc. ............................. 900 03/20/26 USD 430.00 USD 29,817 294,750
Cadence Design Systems, Inc. .................. 337 03/20/26 USD 350.00 USD 9,987 134,800
Citigroup, Inc. .............................. 1,226 03/20/26 USD 110.00 USD 14,186 1,045,165
Delta Air Lines, Inc. .......................... 903 03/20/26 USD 75.00 USD 5,950 79,464
iShares MSCI Emerging Markets ETF .............. 4,394 03/20/26 USD 61.00 USD 25,969 412,473
iShares MSCI Emerging Markets ETF .............. 12,000 03/20/26 USD 60.00 USD 70,920 1,641,223
iShares Russell 2000 ETF ...................... 4,424 03/20/26 USD 275.00 USD 114,869 1,079,487
Lionsgate Studios Corp. ....................... 185 03/20/26 USD 10.00 USD 175 14,800
NVIDIA Corp. .............................. 1,751 03/20/26 USD 200.00 USD 33,467 1,584,655
SPDR Gold Shares
(a)
......................... 3,999 03/20/26 USD 465.00 USD 177,936 6,467,601
SPDR Gold Shares
(a)
......................... 8,001 03/20/26 USD 440.00 USD 356,004 21,311,846
State Street SPDR S&P Regional Banking ETF ....... 5,397 03/20/26 USD 70.00 USD 37,137 1,282,131
Synopsys, Inc. ............................. 174 03/20/26 USD 560.00 USD 8,093 120,060
Tesla, Inc. ................................. 319 03/20/26 USD 460.00 USD 13,730 535,920
United Airlines Holdings, Inc. .................... 645 03/20/26 USD 120.00 USD 6,600 84,173
Sabre Corp. ............................... 1,490 04/17/26 USD 2.00 USD 194 22,350
SPDR Gold Shares
(a)
......................... 10,001 04/17/26 USD 520.00 USD 444,994 8,197,988
Lionsgate Studios Corp. ....................... 409 06/18/26 USD 12.00 USD 386 30,675
108,168,409
Put
Invesco QQQ Trust, Series 1 .................... 5,984 02/13/26 USD 607.00 USD 372,127 2,937,458
WTI Crude Oil
(a)
............................. 61 02/17/26 USD 56.00 USD 61 13,420
Euro-Bund ................................ 477 02/20/26 EUR 126.50 EUR 47,700 33,925
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,747 02/20/26 USD 80.00 USD 22,284 39,095
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 27,223 02/20/26 USD 110.00 USD 301,005 1,212,088
iShares Russell 2000 ETF ...................... 718 02/20/26 USD 250.00 USD 18,643 144,634
iShares Silver Trust
(a)
......................... 2,499 02/20/26 USD 60.00 USD 18,852 365,503
Rheinmetall AG ............................. 156 02/20/26 EUR 1,680.00 EUR 27,791 655,522
State Street SPDR S&P 500 ETF Trust ............. 228 02/20/26 USD 650.00 USD 15,777 38,022
U.S. Treasury 10-Year Note ..................... 333 02/20/26 USD 111.00 USD 33,300 41,625
Nasdaq-100 Index ........................... 7 03/20/26 USD 24,500.00 USD 17,887 268,934
SPDR Gold Shares
(a)
......................... 8,001 03/20/26 USD 380.00 USD 356,004 2,513,090
State Street SPDR S&P 500 ETF Trust ............. 590 03/20/26 USD 650.00 USD 40,826 312,795
VanEck Semiconductor ETF .................... 175 03/20/26 USD 325.00 USD 7,061 53,147
SPDR Gold Shares
(a)
......................... 8,001 04/17/26 USD 380.00 USD 356,004 3,618,866
12,248,124
$ 120,416,533
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Citibank NA 02/02/26 JPY 155.00 USD 16,268 $ 43,211
USD Currency ........................... Barclays Bank plc 02/06/26 BRL 5.55 USD 4,090 845
EUR Currency ........................... HSBC Bank plc 02/10/26 USD 1.18 EUR 5,336 70,663
EUR Currency ........................... JPMorgan Chase Bank NA 02/10/26 USD 1.19 EUR 4,002 27,710
EUR Currency ........................... Citibank NA 02/25/26 USD 1.20 EUR 3,176 14,413
USD Currency ........................... JPMorgan Chase Bank NA 03/12/26 THB 32.00 USD 3,156 16,403
USD Currency ........................... Standard Chartered Bank 03/12/26 THB 32.70 USD 6,312 10,563
USD Currency ........................... HSBC Bank plc 03/19/26 THB 31.30 USD 2,495 36,713
USD Currency ........................... HSBC Bank plc 04/13/26 CLP 910.00 USD 1,880 14,201
USD Currency ........................... UBS AG 04/27/26 BRL 5.45 USD 6,340 109,781
USD Currency ........................... UBS AG 05/27/26 COP 3,920.00 USD 4,025 91,210

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
AUD Currency ........................... Goldman Sachs International 07/06/26 USD 0.69 AUD 4,943 $ 116,016
551,729
Put
GBP Currency ........................... Citibank NA 02/25/26 USD 1.36 GBP 4,610 24,231
AUD Currency ........................... Barclays Bank plc 02/26/26 USD 0.69 AUD 9,082 46,229
GBP Currency ........................... Societe Generale SA 02/26/26 USD 1.37 GBP 1,381 12,563
USD Currency ........................... Barclays Bank plc 02/26/26 BRL 5.25 USD 43,504 364,907
USD Currency ........................... Citibank NA 03/25/26 TRY 45.25 USD 1,572 23,123
USD Currency ........................... Goldman Sachs International 03/25/26 TRY 45.25 USD 1,572 23,123
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 6,237 64,303
558,479
$ 1,110,208
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly
Goldman Sachs
International 02/18/26 USD 106.50 USD 20,915 $ 35,375
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.57% Annual Deutsche Bank AG 02/05/26 3 .57 % USD 55,935 $ 26
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Annual Deutsche Bank AG 02/05/26 3 .77 USD 37,248 —
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.15% Annual
JPMorgan Chase
Bank NA 02/06/26 3 .15 USD 64,937 6
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.45% Annual
JPMorgan Chase
Bank NA 02/06/26 3 .45 USD 40,774 1
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3 .55 USD 142,695 139,766
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3 .00 USD 703,584 347,152
$ 486,951
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alphabet, Inc. ............................... 639 02/20/26 USD 345.00 USD 21,632 $ (627,817)
Broadcom, Inc. .............................. 270 02/20/26 USD 410.00 USD 8,945 (12,690)
Citigroup, Inc. ............................... 2,502 02/20/26 USD 130.00 USD 28,951 (42,534)
Delta Air Lines, Inc. ........................... 3,212 02/20/26 USD 80.00 USD 21,164 (25,696)
EURO STOXX Bank Index ...................... 1,757 02/20/26 EUR 290.00 EUR 24,190 (124,960)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares iBoxx $ High Yield Corporate Bond ETF ........ 3,391 02/20/26 USD 82.00 USD 27,508 $ (8,093)
Lam Research Corp. .......................... 258 02/20/26 USD 210.00 USD 6,023 (706,920)
Micron Technology, Inc. ........................ 459 02/20/26 USD 380.00 USD 19,043 (2,252,542)
SPDR Gold Shares
(a)
.......................... 16,400 02/20/26 USD 420.00 USD 729,718 (56,116,103)
Tesla, Inc. .................................. 37 02/20/26 USD 620.00 USD 1,593 (425)
Tesla, Inc. .................................. 646 02/20/26 USD 560.00 USD 27,804 (22,933)
Uber Technologies, Inc. ........................ 4,162 02/20/26 USD 100.00 USD 33,317 (58,268)
Vertiv Holdings Co. ........................... 854 02/20/26 USD 250.00 USD 15,900 (77,714)
Abbott Laboratories ........................... 280 03/20/26 USD 135.00 USD 3,060 (9,800)
AbbVie, Inc. ................................ 163 03/20/26 USD 240.00 USD 3,635 (50,856)
Alphabet, Inc. ............................... 3,560 03/20/26 USD 380.00 USD 120,517 (1,726,600)
Amazon.com, Inc. ............................ 894 03/20/26 USD 270.00 USD 21,393 (339,720)
American Express Co. ......................... 45 03/20/26 USD 410.00 USD 1,585 (4,590)
Apollo Global Management, Inc. ................... 266 03/20/26 USD 160.00 USD 3,579 (18,620)
Apple, Inc. ................................. 965 03/20/26 USD 285.00 USD 25,040 (155,847)
Apple, Inc. ................................. 1,796 03/20/26 USD 300.00 USD 46,603 (88,902)
Bank of America Corp. ......................... 2,225 03/20/26 USD 57.50 USD 11,837 (91,225)
Boeing Co. (The) ............................. 355 03/20/26 USD 280.00 USD 8,297 (25,560)
Boston Scientific Corp. ......................... 705 03/20/26 USD 100.00 USD 6,594 (135,712)
Broadcom, Inc. .............................. 355 03/20/26 USD 420.00 USD 11,761 (145,550)
Cameco Corp. ............................... 420 03/20/26 USD 145.00 USD 5,182 (169,050)
Capital One Financial Corp. ...................... 378 03/20/26 USD 270.00 USD 8,276 (19,845)
Cisco Systems, Inc. ........................... 920 03/20/26 USD 85.00 USD 7,205 (99,360)
Citigroup, Inc. ............................... 775 03/20/26 USD 130.00 USD 8,968 (72,075)
Delta Air Lines, Inc. ........................... 305 03/20/26 USD 80.00 USD 2,010 (13,267)
DR Horton, Inc. .............................. 190 03/20/26 USD 185.00 USD 2,828 (10,450)
Eli Lilly & Co. ............................... 130 03/20/26 USD 1,200.00 USD 13,483 (175,825)
EQT Corp. ................................. 620 03/20/26 USD 60.00 USD 3,579 (149,110)
Freeport-McMoRan, Inc. ........................ 651 03/20/26 USD 70.00 USD 3,921 (106,764)
General Electric Co. ........................... 99 03/20/26 USD 370.00 USD 3,037 (4,455)
Goldman Sachs Group, Inc. (The) ................. 20 03/20/26 USD 1,080.00 USD 1,871 (6,310)
Hilton Worldwide Holdings, Inc. ................... 96 03/20/26 USD 330.00 USD 2,866 (22,320)
Home Depot, Inc. (The) ........................ 163 03/20/26 USD 420.00 USD 6,106 (24,124)
Intel Corp. ................................. 300 03/20/26 USD 60.00 USD 1,394 (26,850)
Intuit, Inc. .................................. 77 03/20/26 USD 630.00 USD 3,842 (22,330)
Intuitive Surgical, Inc. .......................... 85 03/20/26 USD 620.00 USD 4,286 (7,862)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 5,086 03/20/26 USD 81.00 USD 41,258 (195,298)
iShares MSCI Emerging Markets ETF ............... 12,000 03/20/26 USD 64.00 USD 70,920 (323,214)
iShares Russell 2000 ETF ....................... 4,424 03/20/26 USD 290.00 USD 114,869 (227,806)
JPMorgan Chase & Co. ........................ 320 03/20/26 USD 345.00 USD 9,788 (26,720)
Live Nation Entertainment, Inc. ................... 255 03/20/26 USD 170.00 USD 3,709 (44,625)
Mastercard, Inc. ............................. 125 03/20/26 USD 600.00 USD 6,735 (24,000)
Merck & Co., Inc. ............................. 280 03/20/26 USD 120.00 USD 3,088 (37,240)
Meta Platforms, Inc. ........................... 174 03/20/26 USD 720.00 USD 12,467 (540,705)
Micron Technology, Inc. ........................ 229 03/20/26 USD 500.00 USD 9,501 (443,115)
Microsoft Corp. .............................. 600 03/20/26 USD 520.00 USD 25,817 (60,300)
MongoDB, Inc. .............................. 59 03/20/26 USD 520.00 USD 2,191 (38,792)
Netflix, Inc. ................................. 240 03/20/26 USD 105.00 USD 2,004 (6,000)
NVIDIA Corp. ............................... 1,656 03/20/26 USD 230.00 USD 31,651 (322,920)
Palantir Technologies, Inc. ....................... 195 03/20/26 USD 220.00 USD 2,859 (13,552)
Progressive Corp. (The) ........................ 261 03/20/26 USD 230.00 USD 5,429 (39,150)
Tesla, Inc. .................................. 229 03/20/26 USD 550.00 USD 9,856 (69,158)
Thermo Fisher Scientific, Inc. ..................... 71 03/20/26 USD 700.00 USD 4,108 (4,970)
Trane Technologies plc ......................... 155 03/20/26 USD 440.00 USD 6,519 (125,550)
United Airlines Holdings, Inc. ..................... 359 03/20/26 USD 140.00 USD 3,673 (9,334)
UnitedHealth Group, Inc. ........................ 71 03/20/26 USD 390.00 USD 2,037 (3,053)
Walt Disney Co. (The) ......................... 549 03/20/26 USD 125.00 USD 6,193 (79,330)
Wells Fargo & Co. ............................ 1,200 03/20/26 USD 100.00 USD 10,859 (68,400)
Williams Cos., Inc. (The) ........................ 809 03/20/26 USD 70.00 USD 5,441 (129,440)
SPDR Gold Shares
(a)
.......................... 10,001 04/17/26 USD 545.00 USD 444,994 (5,632,260)
(72,264,606)
Put
Invesco QQQ Trust, Series 1 ..................... 8,975 02/13/26 USD 580.00 USD 558,128 (1,310,572)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
WTI Crude Oil
(a)
.............................. 61 02/17/26 USD 50.00 USD 61 $ (4,270)
Alphabet, Inc. ............................... 2,000 02/20/26 USD 290.00 USD 67,706 (232,000)
Amazon.com, Inc. ............................ 903 02/20/26 USD 215.00 USD 21,609 (239,295)
Amazon.com, Inc. ............................ 2,499 02/20/26 USD 205.00 USD 59,801 (358,606)
Apple, Inc. ................................. 1,501 02/20/26 USD 245.00 USD 38,948 (273,932)
Fifth Third Bancorp ........................... 4,829 02/20/26 USD 43.00 USD 24,251 (120,725)
GE Vernova, Inc. ............................. 300 02/20/26 USD 600.00 USD 21,791 (73,500)
General Electric Co. ........................... 410 02/20/26 USD 280.00 USD 12,578 (51,250)
Goldman Sachs Group, Inc. (The) ................. 250 02/20/26 USD 850.00 USD 23,385 (82,625)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,747 02/20/26 USD 77.00 USD 22,284 (10,596)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 3,391 02/20/26 USD 78.00 USD 27,508 (17,464)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 27,223 02/20/26 USD 108.00 USD 301,005 (189,639)
iShares Russell 2000 ETF ....................... 327 02/20/26 USD 215.00 USD 8,491 (4,221)
iShares Russell 2000 ETF ....................... 391 02/20/26 USD 220.00 USD 10,152 (6,613)
iShares Silver Trust
(a)
.......................... 2,499 02/20/26 USD 52.00 USD 18,852 (85,420)
Microsoft Corp. .............................. 825 02/20/26 USD 440.00 USD 35,499 (1,264,312)
Rheinmetall AG .............................. 156 02/20/26 EUR 1,500.00 EUR 27,791 (117,883)
Rockwell Automation, Inc. ....................... 469 02/20/26 USD 330.00 USD 19,775 (22,277)
State Street SPDR S&P 500 ETF Trust .............. 228 02/20/26 USD 600.00 USD 15,777 (9,913)
Tesla, Inc. .................................. 646 02/20/26 USD 360.00 USD 27,804 (86,241)
Vertiv Holdings Co. ........................... 2,105 02/20/26 USD 140.00 USD 39,191 (257,862)
Broadcom, Inc. .............................. 900 03/20/26 USD 310.00 USD 29,817 (1,437,750)
Cadence Design Systems, Inc. ................... 337 03/20/26 USD 290.00 USD 9,987 (481,910)
Delta Air Lines, Inc. ........................... 903 03/20/26 USD 60.00 USD 5,950 (137,707)
iShares MSCI Emerging Markets ETF ............... 4,394 03/20/26 USD 56.00 USD 25,969 (270,665)
iShares Russell 2000 ETF ....................... 2,211 03/20/26 USD 250.00 USD 57,409 (997,883)
Nasdaq-100 Index ............................ 7 03/20/26 USD 23,500.00 USD 17,887 (156,821)
NVIDIA Corp. ............................... 2,499 03/20/26 USD 145.00 USD 47,763 (318,622)
State Street SPDR S&P 500 ETF Trust .............. 590 03/20/26 USD 630.00 USD 40,826 (202,622)
State Street SPDR S&P Regional Banking ETF ........ 2,636 03/20/26 USD 63.00 USD 18,138 (237,627)
State Street SPDR S&P Regional Banking ETF ........ 2,761 03/20/26 USD 60.00 USD 18,998 (142,951)
Synopsys, Inc. .............................. 174 03/20/26 USD 480.00 USD 8,093 (685,560)
Tesla, Inc. .................................. 319 03/20/26 USD 390.00 USD 13,730 (335,747)
United Airlines Holdings, Inc. ..................... 645 03/20/26 USD 85.00 USD 6,600 (67,402)
SPDR Gold Shares
(a)
.......................... 8,001 04/17/26 USD 400.00 USD 356,004 (6,438,993)
Alphabet, Inc. ............................... 522 05/15/26 USD 260.00 USD 17,671 (174,870)
Amazon.com, Inc. ............................ 726 05/15/26 USD 185.00 USD 17,373 (211,992)
Broadcom, Inc. .............................. 502 05/15/26 USD 250.00 USD 16,631 (363,950)
NVIDIA Corp. ............................... 942 05/15/26 USD 140.00 USD 18,004 (249,630)
Tesla, Inc. .................................. 400 05/15/26 USD 330.00 USD 17,216 (331,000)
State Street SPDR S&P 500 ETF Trust .............. 1,764 06/18/26 USD 625.00 USD 122,064 (1,812,513)
Broadcom, Inc. .............................. 500 09/18/26 USD 280.00 USD 16,565 (1,272,500)
NVIDIA Corp. ............................... 801 09/18/26 USD 150.00 USD 15,310 (742,927)
(21,890,858)
$ (94,155,464)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 02/05/26 CNH 6.98 USD 4,584 $ (2,176)
USD Currency ............................. Barclays Bank plc 02/06/26 BRL 5.75 USD 6,134 (190)
EUR Currency ............................. HSBC Bank plc 02/10/26 USD 1.19 EUR 8,004 (55,420)
EUR Currency ............................. Citibank NA 02/25/26 USD 1.22 EUR 6,352 (9,932)
EUR Currency .............................. UBS AG 02/27/26 USD 1.22 EUR 30,941 (59,808)
USD Currency ............................. UBS AG 02/27/26 CAD 1.37 USD 37,056 (129,758)
EUR Currency ............................. HSBC Bank plc 03/05/26 BRL 6.45 EUR 2,254 (16,950)
USD Currency ............................. JPMorgan Chase Bank NA 03/12/26 THB 32.70 USD 6,312 (10,563)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 MXN 18.00 USD 2,497 $ (13,412)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 CLP 920.00 USD 25,176 (84,220)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 ZAR 17.00 USD 35,561 (167,884)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 BRL 5.70 USD 35,965 (103,576)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 MXN 18.50 USD 35,965 (83,670)
USD Currency ............................. HSBC Bank plc 03/19/26 THB 31.90 USD 3,743 (25,069)
USD Currency ............................. Citibank NA 03/25/26 TRY 47.50 USD 1,572 (14,886)
USD Currency ............................. Goldman Sachs International 03/25/26 TRY 47.50 USD 1,572 (14,886)
USD Currency ............................. UBS AG 04/27/26 BRL 5.70 USD 9,510 (72,384)
USD Currency ............................. UBS AG 05/27/26 COP 4,200.00 USD 6,037 (55,343)
AUD Currency ............................. Goldman Sachs International 07/06/26 USD 0.73 AUD 9,885 (70,245)
–
(990,372)
–
Put
USD Currency ............................. Barclays Bank plc 02/05/26 CNH 6.98 USD 4,584 (13,244)
USD Currency ............................. JPMorgan Chase Bank NA 02/18/26 CLP 880.00 USD 1,349 (19,574)
USD Currency ............................. Standard Chartered Bank 02/25/26 IDR 16,250.00 USD 43,414 (11,222)
USD Currency ............................. Bank of America NA 02/26/26 ZAR 16.70 USD 43,414 (1,563,174)
USD Currency ............................. Bank of America NA 02/26/26 MXN 17.95 USD 43,504 (1,211,117)
USD Currency ............................. Morgan Stanley & Co. International plc 02/26/26 BRL 5.25 USD 43,504 (364,908)
EUR Currency ............................. UBS AG 02/27/26 USD 1.18 EUR 30,941 (205,304)
USD Currency ............................. UBS AG 02/27/26 CAD 1.34 USD 37,056 (66,889)
USD Currency ............................. Morgan Stanley & Co. International plc 03/04/26 BRL 5.29 USD 57,431 (753,318)
USD Currency ............................. Bank of America NA 03/12/26 IDR 16,325.00 USD 43,178 (42,631)
USD Currency ............................. Bank of America NA 03/12/26 BRL 5.25 USD 43,178 (423,605)
USD Currency ............................. Bank of America NA 03/12/26 MXN 17.65 USD 43,178 (674,629)
USD Currency ............................. Bank of America NA 03/12/26 ZAR 16.35 USD 43,277 (925,012)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 MXN 17.50 USD 2,497 (28,063)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 ZAR 16.00 USD 35,561 (375,367)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 MXN 17.40 USD 35,965 (304,670)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 BRL 5.30 USD 35,965 (550,875)
USD Currency ............................. HSBC Bank plc 04/13/26 CLP 850.00 USD 1,880 (15,614)
–
(7,549,216)
–
$ (8,539,588)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 1 .00%
Markit CDX North
American Investment
Grade Index Series
45.V1 Quarterly
Goldman Sachs
International 02/18/26 NR USD 60.00 USD 33,041 $ (151,841)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
45.V1 1 .00 % Quarterly
Goldman Sachs
International 02/18/26 NR USD 60.00 USD 33,041 (3,935)
$ (155,776)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.60% Annual 1-day SOFR Annual
Nomura International
plc 02/17/26 3 .60 % USD 73,241 $ (11,930)
30-Year Interest Rate Swap
(a)
4.30% Annual 1-day SONIA Annual
Goldman Sachs
International 04/23/26 4 .30 GBP 22,384 (145,347)
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3 .25 USD 142,695 (34,730)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2 .50 USD 703,584 (84,075)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Citibank NA 12/16/26 3 .20 USD 55,087 (220,003)
(496,085)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Annual Bank of America NA 02/02/26 3 .96 USD 99,856 (5,296)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 02/02/26 4 .30 USD 44,154 (9,438)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.77% Annual
JPMorgan Chase
Bank NA 02/10/26 3 .77 USD 28,727 (427)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Nomura International
plc 02/17/26 4 .00 USD 73,241 (62,564)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.94% Annual
JPMorgan Chase
Bank NA 04/23/26 2 .94 EUR 138,316 (989,238)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 04/23/26 4 .00 USD 130,309 (791,651)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3 .50 USD 703,584 (336,023)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 653,144 (661,374)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Citibank NA 12/16/26 4 .60 USD 55,087 (333,255)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 750,000 (1,596,104)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 296,246 (1,202,664)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 444,374 (948,025)
(6,936,059)
$ (7,432,144)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 12,271 $ (502,883) $ (312,430) $ (190,453)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 5,479 (85,018) (3,008) (82,010)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 Quarterly 06/20/30 USD 48,170 (4,425,447) (3,113,534) (1,311,913)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 21,531 (502,832) (429,628) (73,204)
Markit CDX North American High Yield Index
Series 45.V1 ..................... 5 .00 Quarterly 12/20/30 USD 14,525 (1,300,945) (951,279) (349,666)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 Quarterly 12/20/30 USD 40,481 (960,056) (907,716) (52,340)
$ (7,777,181) $ (5,717,595) $ (2,059,586)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 BB- USD 21,615 $ 1,316,393 $ (161,091) $ 1,477,484
Markit CDX North American
High Yield Index Series
41.V1 ........... 5 .00 Quarterly 12/20/28 BB- USD 31,965 2,463,208 698,122 1,765,086
Ardagh Packaging Finance
plc ............. 5 .00 Quarterly 12/20/29 NR EUR 1,302 (975,937) — (975,937)
iTraxx Europe Crossover
Index Series 42.V4 .. 5 .00 Quarterly 12/20/29 BB- EUR 93,714 11,562,767 6,833,720 4,729,047
Ardagh Packaging Finance
plc ............. 5 .00 Quarterly 06/20/30 NR EUR 137 (102,409) — (102,409)
iTraxx Europe Crossover
Index Series 43.V3 .. 5 .00 Quarterly 06/20/30 BB- EUR 9,970 1,367,553 1,039,851 327,702
$ 15,631,575 $ 8,410,602 $ 7,220,973
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day TIIEOIS Monthly 8.47% Monthly N/A 02/25/26 MXN 484,352 $ 28,527 $ — $ 28,527
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 26,882,219 430,030 — 430,030
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 199,538 (36,800) — (36,800)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 1,080,090 8,947,811 23,102 8,924,709
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 281,532 (111,256) — (111,256)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 238,166 992,491 — 992,491
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 150,109 18,977 — 18,977
7.73% Monthly 1-day TIIEOIS Monthly N/A 06/19/26 MXN 294,182 (57,404) — (57,404)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 102,378 442,018 — 442,018
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 229,465 (34,446) — (34,446)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 19,929 (72,287) — (72,287)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 44,287 (129,721) — (129,721)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 28,851 (4,107) — (4,107)
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 370,972 1,279,747 — 1,279,747
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 2,409,360 2,686,657 — 2,686,657
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 88,179 (20,445) — (20,445)
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 341,295 1,908,533 — 1,908,533
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 1,223,390 138,281 — 138,281
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 108,319 (62,276) — (62,276)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 36,634 (448,429) — (448,429)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 21,980 (267,484) — (267,484)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 1,888,562 241,994 — 241,994
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 8,495 (13,745) 580 (14,325)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 1,289,442 25,174,995 287,715 24,887,280
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 282,111 2,285,152 — 2,285,152
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 282,111 2,562,302 — 2,562,302
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 1,707,025 (42,467) — (42,467)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 2,570,000 (51,937) — (51,937)
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 48,743 (30,104) — (30,104)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 26,376 (20,216) — (20,216)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 95,676 1,389,300 — 1,389,300
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 348,343 (44,580) — (44,580)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.00% Annual N/A 01/26/28 USD 228,623 $ 2,757,292 $ — $ 2,757,292
3.45% Annual 1-day SOFR Annual N/A 01/26/28 USD 228,623 (333,266) — (333,266)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 230,191 422,090 — 422,090
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 849,941 (3,886,501) — (3,886,501)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 62,860 2,928,848 — 2,928,848
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 229,310 84,970 — 84,970
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 21,116,582 (300,369) — (300,369)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 57,731 1,124,742 — 1,124,742
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 57,649 1,126,762 — 1,126,762
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly N/A 12/17/28 CNY 87,809 13,300 — 13,300
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 37,793 21,539 — 21,539
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 18,581 22,236 — 22,236
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 148,633 6,774,520 — 6,774,520
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 584,406 77,080 — 77,080
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 714,274 103,505 — 103,505
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 1,720,423 61,234,937 1,248,037 59,986,900
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 165,249 6,598,228 — 6,598,228
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 235,522 3,902,690 — 3,902,690
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 119,586 4,483,869 — 4,483,869
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 115,310 783,752 — 783,752
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 831,130 2,675,332 — 2,675,332
8.97% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 57,803 (179,552) — (179,552)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 128,989 2,038,855 — 2,038,855
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 128,989 2,613,859 — 2,613,859
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 2,181 (507) 475 (982)
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 2,955 27,442 56,327 (28,885)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 4,385 73,475 8,569 64,906
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 62,093 (156,031) — (156,031)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 128,318 (2,424,177) — (2,424,177)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 111,573 1,466,755 — 1,466,755
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 114,863 79,671 — 79,671
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 490,037 84,015 — 84,015
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 202,269 (680,563) — (680,563)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 27,942 (16,308) — (16,308)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 30,244 30,888 — 30,888
1-day TIIEOIS Monthly 7.82%
Monthly
N/A 06/07/30 MXN 56,067 43,359 — 43,359
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 29,039 24,766 — 24,766
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 46,231 50,060 4,737 45,323
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 36,084 20,038 — 20,038
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 207,893 95,678 — 95,678
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 67,043 (75,782) — (75,782)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 85,560 (32,852) — (32,852)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 112,382 (6,226) — (6,226)
6-mo. WIBOR Semi-Annual 4.04% Annual N/A 09/17/30 PLN 14,814 32,554 — 32,554
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 220,516 (1,758) — (1,758)
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 91,021 (243,423) — (243,423)
6-mo. PRIBOR Semi-Annual 3.91% Annual N/A 12/17/30 CZK 221,688 151,422 — 151,422
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 9,799 (33,986) — (33,986)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 9,653 (33,235) — (33,235)
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 9,799 (35,844) — (35,844)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 103,788 17,268,788 — 17,268,788
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 74,318 (1,091,562) — (1,091,562)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 276,671 3,012,858 — 3,012,858
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 138,336 1,506,951 — 1,506,951

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 138,336 $ 1,518,185 $ — $ 1,518,185
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 240,200 441 — 441
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 240,200 2,147 — 2,147
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 1,281,638 55,845,287 1,953,583 53,891,704
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 77,654 (779,744) — (779,744)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 133,331 (1,275,336) — (1,275,336)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 104,391 (773,532) — (773,532)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 103,294 (924,304) — (924,304)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 52,089 (441,557) — (441,557)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 10,301 (15,381) — (15,381)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 10,301 16,128 7,175 8,953
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 41,423 42,550 — 42,550
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 46,302 1,833,337 — 1,833,337
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 16,230 (170,615) 9,445 (180,060)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 50,072 4,764,878 — 4,764,878
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 2,733,675 (5,019,994) — (5,019,994)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 2,733,675 (5,017,394) — (5,017,394)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 49,926 (1,315,492) 202,525 (1,518,017)
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 464,907 44,645,040 127,509 44,517,531
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 47,000 (5,157,277) 212,253 (5,369,530)
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 252,200 (114,926) — (114,926)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 22,384 (702,515) — (702,515)
$ 248,264,221 $ 4,142,032 $ 244,122,189
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 14,565 $ 539,094 $ — $ 539,094
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Community Health Systems, Inc. 5 .00 % Quarterly Goldman Sachs International 06/20/26 USD 320 $ (6,824) $ 4,393 $ (11,217)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 475 (10,129) 8,454 (18,583)
Xerox Corp. ............. 1 .00 Quarterly Barclays Bank plc 12/20/26 USD 295 46,356 65,762 (19,406)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 1,330 (20,925) 6,949 (27,874)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 480 (116) 47,002 (47,118)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 400 (97) 42,431 (42,528)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 270 (65) 27,829 (27,894)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 490 (119) 48,009 (48,128)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 675 (164) 67,926 (68,090)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 790 296,553 34,847 261,706
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 4,065 (74,559) 44,561 (119,120)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 7,200 (157,782) 111,323 (269,105)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 8,100 (141,215) (22,878) (118,337)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Boeing Co. (The) .......... 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/29 USD 8,100 $ (152,343) $ 65,796 $ (218,139)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 692 (94,511) (52,481) (42,030)
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 3,917 (85,533) (19,324) (66,209)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 3,779 (63,618) — (63,618)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 1,700 (13,565) 64,214 (77,779)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 4,187 (148,710) (77,985) (70,725)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 1,130 (27,333) (5,292) (22,041)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 12/20/30 USD 2,355 (390,631) (351,558) (39,073)
Ally Financial, Inc. ......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,110 (184,119) (169,074) (15,045)
American Airlines Group, Inc. .. 5 .00 Quarterly Bank of America NA 12/20/30 USD 720 (41,422) 14,746 (56,168)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,385 (223,981) (198,026) (25,955)
Goldman Sachs Group, Inc.
(The) ................ 1 .00 Quarterly BNP Paribas SA 12/20/30 USD 18,843 (428,746) (411,088) (17,658)
Republic of Panama ........ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 565 5,814 10,963 (5,149)
Southwest Airlines Co. ...... 1 .00 Quarterly Deutsche Bank AG 12/20/30 USD 2,225 (15,041) 5,821 (20,862)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 5,680 (38,396) 24,543 (62,939)
Whirlpool Corp. ........... 1 .00 Quarterly Deutsche Bank AG 12/20/30 USD 555 34,653 35,755 (1,102)
$ – $ – $ –
$ (1,936,568) $ (576,382) $ (1,360,186)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 4,090 $ 174,335 $ 94,056 $ 80,279
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 1,438 61,294 44,060 17,234
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 1,138 60,968 47,503 13,465
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 1,103 91,901 92,594 (693)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 1,861 155,056 162,447 (7,391)
ZF Europe Finance BV .. 5 .00 Quarterly Deutsche Bank AG 12/20/28 BB- EUR 1,760 203,945 122,422 81,523
Hannover Rueck SE .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A EUR 1,958 36,132 9,384 26,748
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 6,562 1,140,391 662,423 477,968
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,480 313,607 249,504 64,103
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,480 313,607 210,110 103,497
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 1,958 36,422 9,746 26,676
Swedbank AB ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 3,779 56,745 (8,721) 65,466
AXA SA ............ 1 .00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 4,187 135,688 76,002 59,686
Eutelsat SA .......... 5 .00 Quarterly BNP Paribas SA 12/20/30 NR EUR 1,740 393,511 219,661 173,850
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 2,023 457,521 267,411 190,110
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 992 148,341 93,464 54,877
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 735 133,901 131,312 2,589
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 385 70,139 68,782 1,357

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ziggo Bond Co. BV .... 5 .00 % Quarterly Deutsche Bank AG 12/20/30 B- EUR 2,138 $ 62,154 $ 62,066 $ 88
$ 4,045,658 $ 2,614,226 $ 1,431,432
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 596,422 $ 3,173 $ — $ 3,173
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 1,325,382 7,605 — 7,605
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 138,239 (2,929,344) — (2,929,344)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 122,264 (2,602,486) — (2,602,486)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 173,308 (3,583,519) — (3,583,519)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 166,281 (3,435,118) — (3,435,118)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 928 (19,189) — (19,189)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International 12/17/27 COP 10,120,846 (79,474) — (79,474)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International 12/17/27 COP 10,046,725 (75,950) — (75,950)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc 12/17/27 COP 19,946,461 (134,242) — (134,242)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 12/17/27 CLP 9,976,327 (16,145) — (16,145)
1-day
BZDIOVER At Termination 13.09% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 556,755 153,457 — 153,457
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 6,394 9,704 — 9,704
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 29,038 53,031 — 53,031
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 14,208 106,831 — 106,831
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 5,613,757 75,706 — 75,706
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 5,597,293 72,548 — 72,548
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 12/17/29 COP 10,976,753 130,758 — 130,758
$ (12,262,654) $ — $ (12,262,654)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/20/26 USD 550 $ 236,670 $ — $ 236,670
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 03/20/26 USD 267 114,885 — 114,885
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 385 165,752 — 165,752
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 236 101,512 — 101,512
1-day SOFR plus 0.25% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/20/26 USD 171 37,830 — 37,830
1-day SOFR plus 0.25% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 645 142,588 — 142,588
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.45%
At
Termination Citibank NA 03/20/26 USD 350 (167,162) — (167,162)
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1-day SOFR minus
0.30%
At
Termination
Goldman Sachs
International 03/20/26 USD 627 (22,424) — (22,424)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.30%
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 434 (15,517) — (15,517)
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 2,065 6,943 — 6,943
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 399 875 — 875
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 1,180 (1,053) — (1,053)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 1,274 (11,502) — (11,502)
1-day SOFR ....... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 895 (1,823) — (1,823)
1-day SOFR ....... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 683 5,488 — 5,488
$ 593,062 $ — $ 593,062

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Adyen NV ................. JPMorgan Chase Bank NA USD 8,177,911 02/11/26 0.20% 1D OBFR01 Monthly $ (947,558)
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA 1,536,366 02/10/26 0.30% HONIA Monthly 254,870
AMC Networks, Inc. .......... JPMorgan Chase Bank NA 1,549,635 02/09/26 0.20% 1D OBFR01 Monthly (188,851)
AMC Networks, Inc. .......... Barclays Bank plc 652,136 08/23/26 0.20% 1D OBFR01 Monthly (18,891)
Amphenol Corp. ............ JPMorgan Chase Bank NA 851,127 02/09/26 0.00% 1D OBFR01 Monthly (22,666)
Baidu, Inc. ................ JPMorgan Chase Bank NA 1,563,950 02/10/26 0.30% HONIA Monthly 105,544
Bilibili, Inc. ................ JPMorgan Chase Bank NA 875,673 02/10/26 0.15% HONIA Monthly 206,937
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 1,546,215 02/10/26 0.26% 1D ESTR Monthly (13,757)
CSG NV .................. JPMorgan Chase Bank NA 11,893,827 02/10/26 0.26% 1D ESTR Monthly 2,705,435
Derayah Financial Co. ........ JPMorgan Chase Bank NA 596,182 02/11/26 0.75% 1D OBFR01 Monthly 43,909
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 708,502 02/09/26 0.20% 1D OBFR01 Monthly 155,257
Eastroc Beverage Group Co. Ltd. . Citibank NA 143,010 02/25/26 0.30% HONIA Monthly (155)
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA 2,531,987 02/11/26 0.75% 1D OBFR01 Monthly 63,338
Flagstar Bank NA ............ JPMorgan Chase Bank NA 535,967 02/09/26 0.20% 1D OBFR01 Monthly 3,673
flynas Co. SJSC ............ JPMorgan Chase Bank NA 531,264 02/11/26 0.75% 1D OBFR01 Monthly (16,161)
Iberdrola SA ............... JPMorgan Chase Bank NA 4,070,148 02/11/26 0.26% 1D OBFR01 Monthly 127,898
JD.com, Inc. ............... JPMorgan Chase Bank NA 1,176,654 02/10/26 0.30% HONIA Monthly (3,003)
Kuaishou Technology ......... JPMorgan Chase Bank NA 896,163 02/10/26 1.00% HONIA Monthly 98,984
Lionsgate Studios Corp. ....... JPMorgan Chase Bank NA 88,083 02/09/26 0.20% 1D OBFR01 Monthly 4,306
NetEase, Inc. .............. JPMorgan Chase Bank NA 1,284,762 02/10/26 0.30% HONIA Monthly (99,757)
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 423,278 02/10/26 0.30% HONIA Monthly (41,278)
ONEOK, Inc. ............... JPMorgan Chase Bank NA 814,219 02/09/26 0.20% 1D OBFR01 Monthly 77,223
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 546,948 02/09/26 0.20% 1D OBFR01 Monthly (47,251)
Rasan Information Technology Co. JPMorgan Chase Bank NA 1,858,890 02/11/26 0.75% 1D OBFR01 Monthly 361,643
RELX plc ................. JPMorgan Chase Bank NA 356,959 02/10/26 0.25% 1D SONIA Monthly (63,097)
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 138,572 02/11/26 0.26% 1D OBFR01 Monthly (6,568)
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA 811,603 02/10/26 0.30% HONIA Monthly (15,856)
Talabat Holding plc ........... JPMorgan Chase Bank NA 561,147 02/11/26 0.75% 1D OBFR01 Monthly (2,469)
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 1,608,566 02/10/26 1.00% HONIA Monthly (40,585)
Xiaomi Corp. ............... JPMorgan Chase Bank NA 1,194,392 02/10/26 0.30% HONIA Monthly (83,572)
XPeng, Inc. ................ JPMorgan Chase Bank NA 767,634 02/10/26 0.15% HONIA Monthly (84,413)
Zscaler, Inc. ............... JPMorgan Chase Bank NA 803,829 02/09/26 0.00% 1D OBFR01 Monthly (19,790)
Total long positions of equity swaps 2,493,339
Short contracts
(b)
Alexandria Real Estate Equities, Inc. Citibank NA (15,475,487) 02/24/28 (0.15)% 1D OBFR01 Monthly 910,758
Alstom SA ................ Citibank NA (4,012,830) 02/26/26 (0.26)% 1D OBFR01 Monthly (112,384)
Amcor plc ................. Citibank NA (2,050,137) 02/24/28 (0.15)% 1D OBFR01 Monthly (70,942)
Ares Management Corp. ....... Citibank NA (3,179,037) 02/24/28 (0.15)% 1D OBFR01 Monthly 233,232
Arthur J Gallagher & Co. ....... Citibank NA (2,647,018) 02/24/28 (0.15)% 1D OBFR01 Monthly 10,678
Barratt Redrow plc ........... Citibank NA (6,063,772) 02/26/26 (0.25)% 1D OBFR01 Monthly (200,657)
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (6,966,957) 02/11/26 (0.58)% 1D OBFR01 Monthly (701,224)
Baxter International, Inc. ....... Citibank NA (17,220,183) 02/24/28 (0.15)% 1D OBFR01 Monthly (6,600)
Beijer Ref AB .............. Citibank NA (335,893) 02/26/26 (0.26)% 1D OBFR01 Monthly 24,149
BeOne Medicines Ltd. ........ Citibank NA (3,543,698) 02/25/26 (0.05)% 1D OBFR01 Monthly (103,680)
Block, Inc. ................ Citibank NA (3,493,510) 02/24/28 (0.15)% 1D OBFR01 Monthly 248,117
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (15,035) 02/09/26 (0.15)% 1D OBFR01 Monthly 463
Builders FirstSource, Inc. ...... Citibank NA (8,974,163) 02/24/28 (0.15)% 1D OBFR01 Monthly 777,403
Bunge Global SA ............ Citibank NA (5,801,990) 02/24/28 (0.15)% 1D OBFR01 Monthly (62,830)
BXP, Inc. ................. Citibank NA (9,251,743) 02/24/28 (0.15)% 1D OBFR01 Monthly 96,734
Cellnex Telecom SA .......... Citibank NA (2,287,646) 02/26/26 (0.11)% 1D OBFR01 Monthly (67,965)
Cencora, Inc. .............. Citibank NA (4,094,131) 02/24/28 (0.15)% 1D OBFR01 Monthly (77,850)
CF Industries Holdings, Inc. ..... Citibank NA (12,531,729) 02/24/28 (0.15)% 1D OBFR01 Monthly (561,772)
CH Robinson Worldwide, Inc. ... Citibank NA (6,673,385) 02/24/28 (0.15)% 1D OBFR01 Monthly (639,579)
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (177,933) 02/10/26 (0.90)% 1D OBFR01 Monthly 851
Chailease Holding Co. Ltd. ..... Citibank NA (982,115) 02/25/26 (1.00)% 1D OBFR01 Monthly 8,351
Charles River Laboratories
International, Inc. .......... Citibank NA (4,893,263) 02/24/28 (0.15)% 1D OBFR01 Monthly 295,959
China Merchants Bank Co. Ltd. .. Citibank NA (3,503,257) 02/25/26 (0.30)% 1D OBFR01 Monthly (101,405)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
China Railway Group Ltd. ...... Citibank NA USD (1,971,038) 02/25/26 (0.22)% 1D OBFR01 Monthly $ (202,801)
China Resources Power Holdings
Co. Ltd. ................ JPMorgan Chase Bank NA (38,962) 02/10/26 (0.30)% 1D OBFR01 Monthly 699
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (5,340,329) 02/25/26 (0.30)% 1D OBFR01 Monthly 122,919
Cigna Group (The) ........... Citibank NA (5,044,496) 02/24/28 (0.15)% 1D OBFR01 Monthly 112,983
CMOC Group Ltd. ........... JPMorgan Chase Bank NA (1,112,974) 02/10/26 (0.30)% HONIA Monthly (10)
Community Financial System, Inc. JPMorgan Chase Bank NA (858,606) 02/09/26 (0.15)% 1D OBFR01 Monthly (13,394)
Constellation Brands, Inc. ...... Citibank NA (1,684,506) 02/24/28 (0.15)% 1D OBFR01 Monthly 42,134
Continental AG ............. Citibank NA (5,350,059) 02/26/26 (0.26)% 1D OBFR01 Monthly (70,532)
CoreWeave, Inc. ............ JPMorgan Chase Bank NA (789,508) 02/09/26 (0.15)% 1D OBFR01 Monthly (121,890)
Cosan SA ................. JPMorgan Chase Bank NA (1,582,026) 02/10/26 (0.40)% 1D OBFR01 Monthly (301,203)
Cosan SA ................. Citibank NA (3,614,241) 02/24/28 (0.30)% 1D OBFR01 Monthly (199,408)
Croda International plc ........ Citibank NA (1,214,480) 02/26/26 (0.25)% 1D OBFR01 Monthly 14,048
CRRC Corp. Ltd. ............ Citibank NA (731,456) 02/25/26 (0.30)% 1D OBFR01 Monthly 3,447
CVB Financial Corp. .......... JPMorgan Chase Bank NA (683,955) 02/09/26 (0.15)% 1D OBFR01 Monthly (5,245)
Danaher Corp. ............. Citibank NA (2,836,145) 02/24/28 (0.15)% 1D OBFR01 Monthly 223,036
Davide Campari-Milano NV ..... Citibank NA (1,841,824) 02/26/26 (0.18)% 1D OBFR01 Monthly 10,781
Dayforce, Inc. .............. Citibank NA (3,120,786) 02/24/28 (0.15)% 1D OBFR01 Monthly (451)
Delivery Hero SE ............ Citibank NA (4,571,129) 02/26/26 (0.26)% 1D OBFR01 Monthly 296,912
Dexcom, Inc. ............... Barclays Bank plc (8,984,237) 08/23/26 (0.15)% 1D OBFR01 Monthly 106,955
DMG Mori Co. Ltd. ........... Citibank NA (2,838,955) 02/26/26 (0.17)% 1D OBFR01 Monthly 21,393
Entain plc ................. Citibank NA (3,746,025) 02/26/26 (0.25)% 1D OBFR01 Monthly 342,017
Equifax, Inc. ............... Citibank NA (2,946,383) 02/24/28 (0.15)% 1D OBFR01 Monthly 174,515
Expand Energy Corp. ......... Citibank NA (11,311,302) 02/24/28 (0.15)% 1D OBFR01 Monthly (301,662)
Food & Life Cos. Ltd. ......... Citibank NA (7,004,351) 02/26/26 (0.15)% 1D OBFR01 Monthly (4,679)
Formosa Chemicals & Fibre Corp. JPMorgan Chase Bank NA (41,420) 02/10/26 (0.47)% 1D OBFR01 Monthly (12,127)
Formosa Chemicals & Fibre Corp. Citibank NA (1,067,036) 02/25/26 (0.64)% 1D OBFR01 Monthly (222,107)
Formosa Plastics Corp. ........ Citibank NA (2,654,303) 02/25/26 (2.30)% 1D OBFR01 Monthly (226,388)
Genuine Parts Co. ........... Citibank NA (2,746,242) 02/24/28 (0.15)% 1D OBFR01 Monthly (43,148)
Green Plains, Inc. ........... JPMorgan Chase Bank NA (2,466,317) 02/09/26 (0.15)% 1D OBFR01 Monthly (19,689)
Grifols SA ................. Citibank NA (3,309,739) 02/26/26 (0.26)% 1D OBFR01 Monthly (4,214)
H & M Hennes & Mauritz AB .... JPMorgan Chase Bank NA (1,817,494) 02/11/26 (0.66)% 1D OBFR01 Monthly (61,024)
Hansoh Pharmaceutical Group Co.
Ltd. ................... JPMorgan Chase Bank NA (704,247) 02/10/26 (0.30)% HONIA Monthly 7,319
Harmonic Drive Systems, Inc. ... Citibank NA (2,492,601) 02/26/26 (0.11)% 1D OBFR01 Monthly 179,855
Hasbro, Inc. ............... Citibank NA (9,146,220) 02/24/28 (0.15)% 1D OBFR01 Monthly (57,711)
Hensoldt AG ............... Citibank NA (2,022,364) 02/26/26 (0.26)% 1D OBFR01 Monthly (25,783)
Horizon Robotics ............ JPMorgan Chase Bank NA (202,355) 02/10/26 (1.51)% 1D OBFR01 Monthly 31,608
Horizon Robotics ............ Citibank NA (6,252,328) 02/25/26 (1.40)% 1D OBFR01 Monthly 334,769
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (346,229) 02/10/26 (0.30)% 1D OBFR01 Monthly (743)
HUTCHMED China Ltd. ....... Citibank NA (883,749) 02/25/26 (0.90)% 1D OBFR01 Monthly 41,744
IDEXX Laboratories, Inc. ....... Citibank NA (2,482,252) 02/24/28 (0.15)% 1D OBFR01 Monthly 73,960
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (3,182,601) 02/10/26 (0.25)% 1D OBFR01 Monthly 465,112
IMCD NV ................. Citibank NA (2,924,618) 02/26/26 (0.26)% 1D OBFR01 Monthly (84,730)
Imperial Oil Ltd. ............. Citibank NA (2,645,558) 02/24/28 (0.20)% 1D OBFR01 Monthly 73,085
Infrastrutture Wireless Italiane SpA Citibank NA (2,095,794) 02/26/26 (0.26)% 1D OBFR01 Monthly (47,582)
Innolux Corp. .............. Citibank NA (1,607,428) 02/25/26 (1.25)% 1D OBFR01 Monthly 236,008
InPost SA ................. Citibank NA (2,351,134) 02/26/26 (0.26)% 1D OBFR01 Monthly 19,355
Intercontinental Exchange, Inc. .. Citibank NA (6,178,260) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,357)
International Paper Co. ........ JPMorgan Chase Bank NA (3,812,018) 02/11/26 (0.50)% 1D OBFR01 Monthly 98,595
International Paper Co. ........ Citibank NA (21,194,972) 02/24/28 (0.15)% 1D OBFR01 Monthly 769,989
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (15,396,924) 02/24/28 (0.35)% 1D OBFR01 Monthly 11,380
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (22,402,422) 02/09/26 (2.38)% 1D OBFR01 Monthly (67,061)
Jack Henry & Associates, Inc. ... Citibank NA (2,654,632) 02/24/28 (0.15)% 1D OBFR01 Monthly 133,506
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (388,446) 02/11/26 (0.25)% 1D OBFR01 Monthly 3,884
JD Sports Fashion plc ......... Citibank NA (3,830,189) 02/26/26 (0.25)% 1D OBFR01 Monthly 71,945
JDE Peet's NV ............. Citibank NA (798,257) 02/26/26 (0.26)% 1D OBFR01 Monthly (11,232)
Kadokawa Corp. ............ Citibank NA (2,094,980) 02/26/26 (0.12)% 1D OBFR01 Monthly (84,190)
Kawasaki Heavy Industries Ltd. .. Citibank NA (4,237,514) 02/26/26 (0.13)% 1D OBFR01 Monthly 113,788
Kering SA ................. Citibank NA (10,983,344) 02/26/26 0.00% 1D OBFR01 Monthly 548,794

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
KKR & Co., Inc. ............. Citibank NA USD (21,392,163) 02/24/28 (0.15)% 1D OBFR01 Monthly $ 1,494,127
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (925,959) 02/26/26 (0.10)% 1D OBFR01 Monthly (11,324)
KraneShares CSI China Internet
ETF ................... JPMorgan Chase Bank NA (5,865,308) 02/09/26 (0.51)% 1D OBFR01 Monthly 122,073
Leidos Holdings, Inc. ......... Citibank NA (5,546,796) 02/24/28 (0.15)% 1D OBFR01 Monthly 112,847
Lennar Corp. ............... Citibank NA (6,687,822) 02/24/28 (0.15)% 1D OBFR01 Monthly 312,498
LG Energy Solution Ltd. ....... Citibank NA (2,409,000) 02/25/26 (5.00)% 1D OBFR01 Monthly 74,940
Li Auto, Inc. ............... Citibank NA (7,195,243) 02/25/26 (0.28)% 1D OBFR01 Monthly 50,037
Localiza Rent a Car SA ........ JPMorgan Chase Bank NA (129) 02/10/26 (0.50)% 1D OBFR01 Monthly (18)
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (6,233,974) 02/10/26 (0.25)% 1D OBFR01 Monthly (238,799)
M3, Inc. .................. Citibank NA (6,792,572) 02/26/26 (0.10)% 1D OBFR01 Monthly 39,415
Marriott International, Inc. ...... Citibank NA (5,335,480) 02/24/28 (0.15)% 1D OBFR01 Monthly 75,015
MatsukiyoCocokara & Co. ...... Citibank NA (2,684,661) 02/26/26 (0.25)% 1D OBFR01 Monthly (40,563)
MEIJI Holdings Co. Ltd. ....... Citibank NA (1,321,627) 02/26/26 (0.15)% 1D OBFR01 Monthly (33,838)
Mercari, Inc. ............... JPMorgan Chase Bank NA (1,248) 02/10/26 (0.25)% 1D OBFR01 Monthly (106)
Mercari, Inc. ............... Citibank NA (4,115,899) 02/26/26 (0.10)% 1D OBFR01 Monthly (701,733)
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (4,263,592) 02/10/26 (0.25)% 1D OBFR01 Monthly (149,409)
Mitsui OSK Lines Ltd. ......... Citibank NA (6,079,296) 02/26/26 (0.12)% 1D OBFR01 Monthly (239,847)
MMG Ltd. ................. Citibank NA (5,551,197) 02/25/26 (0.30)% 1D OBFR01 Monthly (404,425)
Molina Healthcare, Inc. ........ Citibank NA (9,493,095) 02/24/28 (0.15)% 1D OBFR01 Monthly 915,158
Mosaic Co. (The) ............ Citibank NA (9,996,068) 02/24/28 (0.15)% 1D OBFR01 Monthly 234,283
MTU Aero Engines AG ........ JPMorgan Chase Bank NA (230,292) 02/10/26 (0.26)% 1D ESTR Monthly 5,781
Natura Cosmeticos SA ........ JPMorgan Chase Bank NA (27,273) 02/10/26 (0.85)% 1D OBFR01 Monthly (6,135)
Natura Cosmeticos SA ........ Citibank NA (429,546) 02/24/28 (0.40)% 1D OBFR01 Monthly (43,007)
NEC Corp. ................ Citibank NA (3,531,768) 02/26/26 (0.14)% 1D OBFR01 Monthly 196,042
Neste OYJ ................ Citibank NA (2,643,061) 02/26/26 (0.26)% 1D OBFR01 Monthly (119,041)
Nibe Industrier AB ........... Citibank NA (4,551,609) 02/26/26 (0.26)% 1D OBFR01 Monthly 190,455
NIKE, Inc. ................. Citibank NA (8,514,750) 02/24/28 (0.15)% 1D OBFR01 Monthly 447,803
Nippon Yusen KK ............ Citibank NA (3,632,701) 02/26/26 (0.10)% 1D OBFR01 Monthly (94,177)
Nissan Motor Co. Ltd. ......... JPMorgan Chase Bank NA (2,296,330) 02/10/26 (0.17)% 1D OBFR01 Monthly 93,928
Norfolk Southern Corp. ........ Citibank NA (13,594,565) 02/24/28 (0.15)% 1D OBFR01 Monthly (101,578)
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (10,544,445) 02/10/26 (0.25)% 1D OBFR01 Monthly (1,168,290)
Novonesis Novozymes B ...... Citibank NA (1,562,792) 02/26/26 (0.26)% 1D OBFR01 Monthly 80,094
Ono Pharmaceutical Co. Ltd. .... Citibank NA (1,774,876) 02/26/26 (0.10)% 1D OBFR01 Monthly (79,969)
Open Text Corp. ............ Citibank NA (5,388,540) 02/24/28 (0.20)% 1D OBFR01 Monthly 608,918
ORLEN SA ................ Citibank NA (2,135,873) 02/26/26 (0.50)% 1D OBFR01 Monthly (76,465)
Pagaya Technologies Ltd. ...... JPMorgan Chase Bank NA (1,663,166) 02/09/26 (0.15)% 1D OBFR01 Monthly 209,595
Pagaya Technologies Ltd. ...... Barclays Bank plc (1,647,825) 08/23/26 (0.15)% 1D OBFR01 Monthly 145,837
Pan American Silver Corp. ...... Citibank NA (1,935,293) 02/24/28 (0.20)% 1D OBFR01 Monthly 287,819
Phillips 66 ................. Citibank NA (2,995,160) 02/24/28 (0.15)% 1D OBFR01 Monthly (31,085)
Pool Corp. ................ Citibank NA (7,886,399) 02/24/28 (0.15)% 1D OBFR01 Monthly 376,261
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (1,789,922) 02/10/26 (8.75)% 1D OBFR01 Monthly (460,695)
POSCO Future M Co. Ltd. ...... Citibank NA (1,661,679) 02/25/26 (7.00)% 1D OBFR01 Monthly (79,741)
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (4,916,724) 02/25/26 (0.30)% 1D OBFR01 Monthly (52,841)
Power Corp. of Canada ....... JPMorgan Chase Bank NA (1,110,376) 02/09/26 (0.25)% 1D OBFR01 Monthly 38,707
PRIO SA ................. Citibank NA (4,193,158) 02/24/28 (0.31)% 1D OBFR01 Monthly (446,300)
Quanta Services, Inc. ......... Citibank NA (10,597,709) 02/24/28 (0.15)% 1D OBFR01 Monthly (132,251)
Rakuten Bank Ltd. ........... Citibank NA (1,521,528) 02/26/26 (0.11)% 1D OBFR01 Monthly (139,153)
RENK Group AG ............ Citibank NA (1,429,552) 02/26/26 (0.26)% 1D OBFR01 Monthly 67,874
Restaurant Brands International, Inc. Citibank NA (10,084,277) 02/24/28 (0.20)% 1D OBFR01 Monthly 225,353
Revvity, Inc. ............... Citibank NA (2,309,078) 02/24/28 (0.15)% 1D OBFR01 Monthly 175,510
Roche Holding AG ........... Citibank NA (4,644,748) 02/26/26 (0.22)% 1D OBFR01 Monthly (156,396)
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (1,086,157) 02/10/26 (0.25)% 1D OBFR01 Monthly (112,759)
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (2,673,926) 02/11/26 (0.26)% 1D OBFR01 Monthly 353,210
Sasol Ltd. ................. JPMorgan Chase Bank NA (3,789,175) 02/11/26 (0.40)% 1D OBFR01 Monthly (528,202)
SATS Ltd. ................. JPMorgan Chase Bank NA (902,126) 02/10/26 (0.30)% 1D OBFR01 Monthly (5,917)
SBA Communications Corp. .... Citibank NA (9,820,185) 02/24/28 (0.15)% 1D OBFR01 Monthly 62,539
SBI Holdings, Inc. ........... Citibank NA (4,933,508) 02/26/26 (0.11)% 1D OBFR01 Monthly (68,712)
Seagate Technology Holdings plc . Citibank NA (4,423,455) 02/24/28 (0.15)% 1D OBFR01 Monthly (780,708)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (1,644,645) 02/10/26 (0.75)% 1D OBFR01 Monthly 52,918
Seatrium Ltd. .............. Citibank NA (2,065,840) 02/25/26 (1.08)% 1D OBFR01 Monthly (8,977)
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (1,101,359) 02/10/26 (0.30)% 1D OBFR01 Monthly (9,814)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Sembcorp Industries Ltd. ...... Citibank NA USD (1,437,283) 02/25/26 (0.30)% 1D OBFR01 Monthly $ (27,381)
SGH Ltd. ................. JPMorgan Chase Bank NA (2,746,504) 02/10/26 (0.25)% 1D OBFR01 Monthly 22,451
Shandong Gold Mining Co. Ltd. .. JPMorgan Chase Bank NA (158,442) 02/10/26 (1.00)% 1D OBFR01 Monthly 22,749
Sharp Corp. ............... JPMorgan Chase Bank NA (1,453,545) 02/10/26 (0.64)% 1D OBFR01 Monthly 137,839
Sharp Corp. ............... Citibank NA (269,741) 02/26/26 (1.34)% 1D OBFR01 Monthly 7,330
Shiseido Co. Ltd. ............ Citibank NA (5,174,518) 02/26/26 (0.10)% 1D OBFR01 Monthly 11,315
SIG Group AG .............. Citibank NA (4,713,498) 02/26/26 (0.26)% 1D OBFR01 Monthly (158,110)
Sigma Foods SAB de CV ...... JPMorgan Chase Bank NA (890,287) 02/10/26 (0.50)% 1D OBFR01 Monthly (72,931)
Sigma Foods SAB de CV ...... Citibank NA (566,711) 02/24/28 (0.85)% 1D OBFR01 Monthly (2,628)
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (5,664,158) 02/10/26 (0.25)% 1D OBFR01 Monthly (588,749)
Smurfit WestRock plc ......... Citibank NA (10,722,461) 02/24/28 (0.15)% 1D OBFR01 Monthly 38,496
SoftBank Group Corp. ........ Citibank NA (5,869,730) 02/26/26 (0.10)% 1D OBFR01 Monthly (23,204)
Solventum Corp. ............ Citibank NA (1,306,633) 02/24/28 (0.15)% 1D OBFR01 Monthly 53,561
Super Micro Computer, Inc. ..... Citibank NA (6,388,962) 02/24/28 (0.15)% 1D OBFR01 Monthly 609,404
Synopsys, Inc. .............. Citibank NA (10,225,656) 02/24/28 (0.15)% 1D OBFR01 Monthly 871,728
Teledyne Technologies, Inc. ..... Citibank NA (7,490,521) 02/24/28 (0.15)% 1D OBFR01 Monthly 15,906
Teleperformance SE .......... Citibank NA (2,063,893) 02/26/26 (0.26)% 1D OBFR01 Monthly 233,646
TELUS Corp. .............. Citibank NA (7,345,515) 02/24/28 (0.25)% 1D OBFR01 Monthly (175,549)
Temenos AG (Registered) ...... Citibank NA (4,422,202) 02/26/26 (0.26)% 1D OBFR01 Monthly 231,423
TKO Group Holdings, Inc. ...... Citibank NA (1,693,662) 02/24/28 (0.15)% 1D OBFR01 Monthly (36,169)
TOPPAN Holdings, Inc. ........ Citibank NA (3,982,750) 02/26/26 (0.12)% 1D OBFR01 Monthly (36,008)
Tourmaline Oil Corp. .......... Citibank NA (7,093,713) 02/24/28 (0.20)% 1D OBFR01 Monthly (416,045)
Toyota Industries Corp. ........ Citibank NA (7,527,370) 02/26/26 (0.14)% 1D OBFR01 Monthly (290,747)
Trade Desk, Inc. (The) ........ Citibank NA (1,969,962) 02/24/28 (0.15)% 1D OBFR01 Monthly 94,901
UNITE Group plc (The) ........ Citibank NA (2,678,863) 02/26/26 (0.25)% 1D OBFR01 Monthly (18,801)
United Rentals, Inc. .......... Citibank NA (1,732,290) 02/24/28 (0.15)% 1D OBFR01 Monthly 315,197
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (16,024,936) 02/09/26 (0.47)% 1D OBFR01 Monthly (32,516)
W R Berkley Corp. ........... Citibank NA (4,398,658) 02/24/28 (0.15)% 1D OBFR01 Monthly (69,055)
Western Digital Corp. ......... Citibank NA (8,185,005) 02/24/28 (0.15)% 1D OBFR01 Monthly (233,483)
Willis Towers Watson plc ....... Citibank NA (5,240,782) 02/24/28 (0.15)% 1D OBFR01 Monthly 81,260
Wise plc .................. Citibank NA (1,892,304) 02/26/26 (0.25)% 1D OBFR01 Monthly 34,153
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (305,214) 02/10/26 (0.76)% 1D OBFR01 Monthly (50,501)
Xinyi Glass Holdings Ltd. ...... Citibank NA (1,765,274) 02/25/26 (2.00)% 1D OBFR01 Monthly (278,679)
XPeng, Inc. ................ Citibank NA (11,560,076) 02/25/26 (0.28)% 1D OBFR01 Monthly 975,996
Yakult Honsha Co. Ltd. ........ Citibank NA (3,871,350) 02/26/26 (0.10)% 1D OBFR01 Monthly 43,120
Zensho Holdings Co. Ltd. ...... Citibank NA (1,876,697) 02/26/26 (0.11)% 1D OBFR01 Monthly (3,936)
Zijin Mining Group Co. Ltd. ..... Citibank NA (5,312,508) 02/25/26 (0.30)% 1D OBFR01 Monthly (89,220)
      Total short positions of equity swaps 4,119,506
Total long and short position of equity swaps 6,612,845
Net dividends and financing fees (258,312)
Total equity swap contracts including dividends and financing fees $ 6,354,533
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01
1-day ESTR ......................................... Euro Short-Term Rate 1 .93
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .75
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .53
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .68
1-day SONIA ......................................... Sterling Overnight Index Average 3 .72
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .23

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Reference Index Reference Rate
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 7 .20%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .64
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .73
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .71
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .80
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .32
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .16
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .44
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .69
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 51,212,061 $ — $ 51,212,061
Ireland .............................................. — 106,094,130 — 106,094,130
United Kingdom ........................................ — 3,992,293 — 3,992,293
United States .......................................... — 346,275,592 65,019,774 411,295,366
Common Stocks
Australia ............................................. — 79,965,939 305 79,966,244
Austria .............................................. — 514,842 — 514,842
Belgium ............................................. — 11,941,262 — 11,941,262
Brazil ............................................... 41,858,045 — — 41,858,045
Canada ............................................. 210,800,898 — — 210,800,898
Chile ............................................... — — 116,081 116,081
China ............................................... 14,771,702 192,335,386 — 207,107,088
Colombia ............................................ 1,469,128 — — 1,469,128
Czech Republic ........................................ — 1,768,752 — 1,768,752
Denmark ............................................. 1,284,474 56,587,896 — 57,872,370
Egypt ............................................... — 4,089,954 — 4,089,954
Finland .............................................. — 6,237,545 — 6,237,545
France .............................................. — 407,222,998 — 407,222,998
Georgia ............................................. — 2,404,995 — 2,404,995
Germany ............................................ — 139,267,154 1 139,267,155
Greece .............................................. 2,336,756 2,555,359 — 4,892,115

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
Hong Kong ........................................... $ — $ 14,177,278 $ — $ 14,177,278
Hungary ............................................. — 3,755,206 — 3,755,206
India ............................................... 3,839 39,887,457 — 39,891,296
Indonesia ............................................ — 5,569,937 — 5,569,937
Ireland .............................................. 12,068,385 — — 12,068,385
Israel ............................................... 10,761,646 — 20,794 10,782,440
Italy ................................................ — 243,430,548 — 243,430,548
Japan ............................................... — 288,560,842 — 288,560,842
Kazakhstan ........................................... 3,875,426 — — 3,875,426
Luxembourg .......................................... — 142,475 — 142,475
Macau .............................................. — 3,725,728 — 3,725,728
Mexico .............................................. 24,149,386 13,758,554 — 37,907,940
Netherlands ........................................... 4,684,943 263,481,918 1,467,355 269,634,216
Norway .............................................. 1,086,959 4,002,727 — 5,089,686
Philippines ........................................... 1,461,470 1,802,587 — 3,264,057
Poland .............................................. — 14,091,230 — 14,091,230
Republic of Turkiye ...................................... 2,828,814 8,460,159 — 11,288,973
Romania ............................................. — 1,170,787 — 1,170,787
Saudi Arabia .......................................... 1,070,224 10,462,075 — 11,532,299
Singapore ............................................ 130,469 5,817,256 — 5,947,725
South Africa ........................................... 5,417,506 22,841,001 — 28,258,507
South Korea .......................................... 4,695,265 143,279,610 — 147,974,875
Spain ............................................... 1,914,327 51,460,095 — 53,374,422
Sweden ............................................. — 27,268,190 — 27,268,190
Switzerland ........................................... — 49,838,988 — 49,838,988
Taiwan .............................................. — 261,588,678 — 261,588,678
Thailand ............................................. — 4,066,616 — 4,066,616
United Arab Emirates .................................... 2,048,047 7,510,090 15 9,558,152
United Kingdom ........................................ 7,022,702 330,338,075 — 337,360,777
United States .......................................... 7,461,699,583 117,002,874 216,405,375 7,795,107,832
Zambia .............................................. 2,992,278 — — 2,992,278
Corporate Bonds
Angola .............................................. — 7,222,835 — 7,222,835
Argentina ............................................ — 945,126 — 945,126
Australia ............................................. — 10,003,836 37,314,294 47,318,130
Austria .............................................. — 6,221,077 — 6,221,077
Belgium ............................................. — 5,382,325 — 5,382,325
Brazil ............................................... — 8,036,319 — 8,036,319
Canada ............................................. — 72,881,703 55,519,548 128,401,251
Chile ............................................... — 2,463,720 — 2,463,720
China ............................................... — 20,419,187 — 20,419,187
Colombia ............................................ — 2,786,696 — 2,786,696
Costa Rica ........................................... — 462,263 — 462,263
Czech Republic ........................................ — 8,841,866 — 8,841,866
Denmark ............................................. — 1,125,204 — 1,125,204
Finland .............................................. — 4,838,208 — 4,838,208
France .............................................. — 70,499,408 8,559,866 79,059,274
Germany ............................................ — 77,180,229 14,216,605 91,396,834
Greece .............................................. — 4,941,242 — 4,941,242
Hong Kong ........................................... — 5,596,147 — 5,596,147
India ............................................... — 13,973,532 5 13,973,537
Indonesia ............................................ — 5,478,366 — 5,478,366
Ireland .............................................. — 11,352,379 — 11,352,379
Israel ............................................... — 9,528,978 — 9,528,978
Italy ................................................ — 74,783,712 18,116,812 92,900,524
Jamaica ............................................. — 1,368,403 — 1,368,403
Japan ............................................... — 28,800,011 — 28,800,011
Jersey, Channel Islands ................................... — 7,464,421 — 7,464,421
Kazakhstan ........................................... — 578,129 — 578,129
Kuwait .............................................. — 651,776 — 651,776
Luxembourg .......................................... — 57,807,810 3,756,121 61,563,931
Macau .............................................. — 6,037,180 — 6,037,180
Malaysia ............................................. — 2,958,353 — 2,958,353
Mauritius ............................................. — — 44,683,010 44,683,010
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
Mexico .............................................. $ — $ 34,289,198 $ — $ 34,289,198
Netherlands ........................................... — 30,559,095 — 30,559,095
Nigeria .............................................. — 736,300 — 736,300
Pakistan ............................................. — 739,862 — 739,862
Peru ................................................ — 1,882,238 — 1,882,238
Philippines ........................................... — 2,130,243 — 2,130,243
Portugal ............................................. — 2,687,134 — 2,687,134
Republic of Turkiye ...................................... — 1,961,336 — 1,961,336
Saudi Arabia .......................................... — 1,682,722 — 1,682,722
Singapore ............................................ — 1,628,455 7,905,046 9,533,501
Slovenia ............................................. — 5,795,249 — 5,795,249
South Africa ........................................... — 3,280,491 — 3,280,491
South Korea .......................................... — 520,205 — 520,205
Spain ............................................... — 24,602,116 — 24,602,116
Sweden ............................................. — 20,474,970 — 20,474,970
Switzerland ........................................... — 4,969,781 — 4,969,781
Taiwan .............................................. — 375,386 — 375,386
Thailand ............................................. — 5,561,763 — 5,561,763
Ukraine ............................................. — 773,140 — 773,140
United Arab Emirates .................................... — 2,447,286 — 2,447,286
United Kingdom ........................................ — 158,716,041 8,073,702 166,789,743
United States .......................................... — 654,409,804 142,634,001 797,043,805
Uzbekistan ........................................... — 977,677 — 977,677
Vietnam ............................................. — 575,904 — 575,904
Zambia .............................................. — 2,205,521 — 2,205,521
Fixed Rate Loan Interests
France .............................................. — 6,660,019 — 6,660,019
United States .......................................... — 1,764,611 18,714,416 20,479,027
Floating Rate Loan Interests
Austria .............................................. — 1,185,682 — 1,185,682
Belgium ............................................. — 5,918,049 — 5,918,049
Canada ............................................. — 7,761,555 — 7,761,555
Finland .............................................. — 3,795,678 — 3,795,678
France .............................................. — 37,043,846 5,574,455 42,618,301
Germany ............................................ — 35,695,372 — 35,695,372
Ireland .............................................. — 2,705,092 — 2,705,092
Jersey, Channel Islands ................................... — — 14,153,345 14,153,345
Luxembourg .......................................... — 54,798,477 9,562,263 64,360,740
Netherlands ........................................... — 74,201,281 3,176,738 77,378,019
New Zealand .......................................... — 9,314,434 — 9,314,434
Norway .............................................. — 2,436,890 — 2,436,890
Spain ............................................... — 10,460,730 — 10,460,730
Sweden ............................................. — 13,881,274 — 13,881,274
United Kingdom ........................................ — 74,768,831 11,453,568 86,222,399
United States .......................................... — 162,933,326 78,100,570 241,033,896
Foreign Agency Obligations ................................. — 15,989,141 — 15,989,141
Foreign Government Obligations .............................. — 574,509,137 — 574,509,137
Grantor Trust ........................................... 50,500,530 — — 50,500,530
Investment Companies .................................... 648,653,608 — — 648,653,608
Municipal Bonds ......................................... — 8,595,606 — 8,595,606
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 4,602,372 — 4,602,372
United States .......................................... — 281,731,233 51,246,312 332,977,545
Preferred Securities
Brazil ............................................... 28,215,980 — 17,334,048 45,550,028
Canada ............................................. — 100,447 — 100,447
Chile ............................................... — 586,523 — 586,523
China ............................................... — — 84,895,222 84,895,222
Finland .............................................. — — 4,586,920 4,586,920
France .............................................. — 10,651,003 — 10,651,003
Germany ............................................ — 42,792,544 — 42,792,544
India ............................................... — — — —
Ireland .............................................. — 2,178,234 — 2,178,234
Italy ................................................ — 7,263,049 — 7,263,049
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
Japan ............................................... $ — $ 2,948,831 $ — $ 2,948,831
Luxembourg .......................................... — 3,124,401 — 3,124,401
Mexico .............................................. — 1,128,696 — 1,128,696
Netherlands ........................................... — 2,005,294 — 2,005,294
Spain ............................................... — 9,501,773 — 9,501,773
Sweden ............................................. — 2,547,378 — 2,547,378
Thailand ............................................. — 625,679 — 625,679
United Arab Emirates .................................... — 627,753 — 627,753
United Kingdom ........................................ — 12,699,935 5,637,930 18,337,865
United States .......................................... 20,295,276 8,620,413 511,439,496 540,355,185
Rights ................................................ — — 128,645 128,645
U.S. Government Sponsored Agency Securities .................... — 125,913,945 — 125,913,945
U.S. Treasury Obligations ................................... — 60,085,352 — 60,085,352
Warrants .............................................. 56,882 12,349 15,730,730 15,799,961
Short-Term Securities
Foreign Government Obligations .............................. — 23,695,125 — 23,695,125
Money Market Funds ...................................... 519,686,230 — — 519,686,230
Options Purchased
Commodity contracts ...................................... 13,420 — — 13,420
Credit contracts .......................................... — 35,375 — 35,375
Equity contracts .......................................... 21,322,302 99,005,261 — 120,327,563
Foreign currency exchange contracts ........................... — 1,326,240 — 1,326,240
Interest rate contracts ...................................... 75,550 486,951 — 562,501
Unfunded Floating Rate Loan Interests
(a)
........................... — — 18,307 18,307
$ 9,109,252,050 $ 6,653,284,684 $ 1,455,561,675 $ 17,218,098,409
Investments Valued at NAV
(b)
...................................... 21,355,293
$ 17,239,453,702
Derivative Financial Instruments
(c)
Assets
Commodity contracts ....................................... $ 171,594 $ — $ — $ 171,594
Credit contracts ........................................... — 10,000,541 — 10,000,541
Equity contracts ........................................... 31,832,727 39,431,155 — 71,263,882
Foreign currency exchange contracts ............................ — 67,837,153 — 67,837,153
Interest rate contracts ....................................... 23,190,568 277,876,878 — 301,067,446
Other contracts ........................................... — 539,094 — 539,094
Liabilities
Commodity contracts ....................................... (2,907,117) — — (2,907,117)
Credit contracts ........................................... — (4,923,684) — (4,923,684)
Equity contracts ........................................... (30,026,010) (91,053,876) — (121,079,886)
Foreign currency exchange contracts ............................ — (39,052,207) — (39,052,207)
Interest rate contracts ....................................... (16,169,278) (53,449,487) — (69,618,765)
$ 6,092,484 $ 207,205,567 $ — $ 213,298,051
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of April 30, 2025 ............................................... $ 59,694,383 $ 153,598,994 $ 439,464,315 $ 19,930,471 $ 281,672,829
Transfers into Level 3 ......................................................... — 5,696,000 — — 16,048,920
Transfers out of Level 3 ........................................................ — — — — (10,591,639)
Accrued discounts/premiums ..................................................... (15,305) — 2,027,221 3,420 909,225
Net realized gain (loss) ........................................................ 473,553 (2,026,209) 4,187,022 69,350 5,041,939
Net change in unrealized appreciation (depreciation)
(a)
.................................... 710,842 1,298,800 (29,900,557) (52,706) (4,044,704)
Purchases ................................................................. 33,012,855 60,022,317 67,911,101 91,926 59,916,125
Sales .................................................................... (28,856,554) (579,976) (142,910,092) (1,328,045) (226,931,756)
Closing balance, as of January 31, 2026 .............................................
$ 65,019,774 $ 218,009,926 $ 340,779,010 $ 18,714,416 $ 122,020,939
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2026
(a)
.......
$ 981,910 $ (703,850) $ (30,327,690) $ (27,617) $ (2,816,972)
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of April 30, 2025 ................................... $ 43,441,348 $ 444,033,724 $ — $ 2,576 $ 12,721,503 $ 1,454,560,143
Transfers into Level 3 ............................................. — 834,325 — — — 22,579,245
Transfers out of Level 3 ............................................ — — — — (2) (10,591,641)
Accrued discounts/premiums ......................................... (250,330) — — — — 2,674,231
Net realized gain (loss) ............................................ 30,188 (56,399,893) — — — (48,624,050)
Net change in unrealized appreciation
(a)
.................................. 1,208,585 282,790,207 — 15,731 3,009,229 255,035,427
Purchases ..................................................... 31,048,750 30,378,117 128,645 — — 282,509,836
Sales ........................................................ (24,232,229) (77,742,864) — — — (502,581,516)
Closing balance, as of January 31, 2026 .................................
$ 51,246,312 $ 623,893,616
$ 128,645
$ 18,307 $ 15,730,730 $ 1,455,561,675
Net change in unrealized appreciation on investments still held at January 31, 2026
(a)
....
$ 1,208,585 $ 193,622,355
$ —
$ 18,307 $ 3,163,694 $ 165,118,722
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
Equity
Contracts
Liabilities
Interest
Rate
Contracts
Liabilities Total
Opening balance, as of April 30, 2025 ....................................................... $ (160,521) $ (27,177) $ (187,698)
Transfers into level 3 .................................................................. — — —
Transfers out of level 3 ................................................................. 160,521 27,177 187,698
Accrued discounts/premiums ............................................................. — — —
Net realized gain (loss) ................................................................. — — —
Net change in unrealized appreciation (depreciation) ............................................. — — —
Purchases ......................................................................... — — —
Issues ............................................................................ — — —
Sales ............................................................................. — — —
Settlements ........................................................................ — — —
Closing balance, as of January 31, 2026 .....................................................
$ — $ — $ —
Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at January 31, 2026 .
$ — $ — $ —

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $106 ,654,664 .
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 54,960,774 Income Discount Rate 7% – 8% 8%
Common Stocks ............................. 217,459,529 Market Revenue Multiple 1.05x – 7.00x 3.36x
Time to Exit 1.0 – 5.1 years 3.5 years
Volatility 56% – 80% 78%
EBITDA Multiple 3.65x – 42.81x 36.89x
NAV Multiple 1.00x —
Liquidity Discount 10% —
Discount for Lack of
Marketability 5% —
Gross Profit Multiple 6.50x —
Income Discount Rate 10% – 17% 13%
Corporate Bonds ............................. 327,831,703 Income Discount Rate 6% – 34% 12%
Estimated
Recovery Value 29% —
Market Volatility 60% – 60% 60%
Revenue Multiple 0.75x – 0.92x 0.91x
Direct Profit Multiple 2.00x —
Fixed Rate Loan Interests ....................... 18,714,416 Income Discount Rate 10% —
Floating Rate Loan Interests ...................... 79,129,875 Income Discount Rate 6% – 24% 13%
Non-Agency Mortgage-Backed Securities .............. 11,837,730 Income Discount Rate 8% —
Preferred Stocks ............................. 623,113,690 Income Discount Rate 10% – 15% 13%
Market Revenue Multiple 1.00x – 62.00x 23.14x
Time to Exit 1.0 – 4.0 years 3.3 years
Volatility 70% – 90% 78%
Gross Profit Multiple 14.25x —
EBITDAR Multiple 8.25x —
Market Adjustment
Multiple 0.20x – 1.15x 1.12x
Rights .................................... 128,645 Income Discount Rate 4% —
Warrants .................................. 15,730,649 Market Revenue Multiple 3.00x – 14.00x 11.13x
Time to Exit 3.0 – 5.1 years 3.8 years
Volatility 53% – 80% 67%
EBITDA Multiple 12.00x —
Discount for Lack of
Marketability 5% —
Income Discount Rate 15% —
$ 1,348,907,011

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Global Allocation Fund, Inc.

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CVR Contingent Value Rights
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
STACR Structured Agency Credit Risk
TIPS Treasury Inflation Protected Securities
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate
WTI West Texas Intermediate